UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2009


[LOGO OF USAA]
    USAA(R)





PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EXTENDED MARKET INDEX FUND
SEPTEMBER 30, 2009






                                                                      (Form N-Q)

48416-1109                                   (C)2009, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2009 (unaudited)


USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through November 19, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

FUND INVESTMENT - At September 30, 2009, the Fund's investment in the Series was $265,087,000, at value, representing 96.66% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of September 30, 2009:

Valuation Inputs                                        Investment in the Series
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                       $-
Level 2 - Other Significant Observable Inputs                        265,087,000
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                               $265,087,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================
USAA Extended Market Index Fund

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC


SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%                      AAR Corp. (a)                                                 4,300   $      94,342
                                                AeroVironment, Inc. (a)                                       1,800          50,562
                                                Aerosonic Corp. (a)                                             200             960
                                                Alliant Techsystems, Inc. (a)(b)                              4,062         316,227
                                                The Allied Defense Group, Inc. (a)                            1,000           5,210
                                                American Defense Systems, Inc. (a)                           13,400           6,834
                                                Applied Energetics, Inc. (a)(c)                               3,765           1,735
                                                Applied Signal Technology, Inc.                               2,500          58,175
                                                Argon ST, Inc. (a)                                            1,800          34,290
                                                Arotech Corp. (a)                                                14              26
                                                Astronics Corp. (a)                                           1,000           9,400
                                                Astrotech Corp. (a)                                              50             141
                                                Aviation General, Inc. (a)                                    1,200               -
                                                BE Aerospace, Inc. (a)                                       10,600         213,484
                                                Ceradyne, Inc. (a)                                            2,875          52,699
                                                Cubic Corp.                                                   1,800          71,046
                                                Curtiss-Wright Corp.                                          4,900         167,237
                                                Ducommun, Inc.                                                1,600          30,256
                                                DynCorp. International, Inc. (a)                              2,600          46,800
                                                Esterline Technologies Corp. (a)                              3,700         145,077
                                                Force Protection, Inc. (a)                                    8,800          48,048
                                                GenCorp, Inc. (a)                                             6,000          32,160
                                                HI Shear Technology Corp.                                       700          13,349
                                                Hawk Corp., Class A (a)                                         800          10,976
                                                Heico Corp., Class A                                          1,792          60,767
                                                Herley Industries, Inc. (a)                                     975          12,724
                                                Hexcel Corp. (a)                                              9,500         108,680
                                                ICx Technologies, Inc. (a)                                      200           1,184
                                                Innovative Solutions & Support, Inc. (a)                      1,593           7,981
                                                Kratos Defense & Security Solutions, Inc. (a)                   440           3,850
                                                LMI Aerospace, Inc. (a)                                       1,500          15,045
                                                Ladish Co., Inc. (a)                                          2,500          37,825
                                                Mantech International Corp., Class A (a)                      2,195         103,516
                                                Moog, Inc. Class A (a)                                        3,725         109,888
                                                Orbital Sciences Corp. (a)                                    6,400          95,808
                                                RBC Bearings, Inc. (a)                                        2,400          55,992
                                                Smith & Wesson Holding Corp. (a)                              9,700          50,731
                                                Spirit Aerosystems Holdings, Inc., Class A (a)               11,600         209,496
                                                Sturm Ruger & Co., Inc.                                       3,700          47,878
                                                Taser International, Inc. (a)                                 6,930          32,710
                                                Teledyne Technologies, Inc. (a)                               4,900         176,351
                                                TransDigm Group, Inc. (a)                                     4,800         239,088
                                                Triumph Group, Inc.                                           2,400         115,176
                                                VSE Corp.                                                     1,000          39,010
                                                                                                                    ----------------
                                                                                                                          2,932,734
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                                       1

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.5%                       Akeena Solar, Inc. (a)(c)                                     2,600   $       2,938
                                                Allegro Biodiesel Corp. (a)                                       2               -
                                                Ascent Solar Technologies, Inc. (a)                           1,500          11,310
                                                BioFuel Energy Corp. (a)                                      4,600           3,128
                                                Daystar Technologies, Inc. (a)                                3,700           2,775
                                                Ener1, Inc. (a)                                               4,100          28,372
                                                Energy Conversion Devices, Inc. (a)(c)                        6,500          75,270
                                                Evergreen Solar, Inc. (a)(c)                                 16,600          31,872
                                                First Solar, Inc. (a)(c)                                      5,700         871,302
                                                FuelCell Energy, Inc. (a)(c)                                 11,800          50,386
                                                GT Solar International, Inc. (a)                              3,300          19,173
                                                GreenHunter Energy, Inc. (a)                                    300             591
                                                Hoku Scientific, Inc. (a)(c)                                  2,900           8,584
                                                Pacific Ethanol, Inc. (a)                                     2,900           1,494
                                                Plug Power, Inc. (a)                                         12,107          10,654
                                                Raser Technologies, Inc. (a)(c)                               4,700           7,191
                                                SunPower Corp., Class A (a)(c)                                7,950         237,626
                                                Verenium Corp. (a)                                              441           3,016
                                                                                                                    ----------------
                                                                                                                          1,365,682
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 0.7%                      American Axle & Manufacturing Holdings, Inc. (c)              7,500          53,100
                                                Amerigon, Inc. (a)                                            4,300          31,605
                                                ArvinMeritor, Inc.                                            8,100          63,342
                                                BorgWarner, Inc.                                             14,100         426,666
                                                Cooper Tire & Rubber Co.                                      6,500         114,270
                                                Dana Holding Corp. (a)                                        9,100          61,971
                                                Dorman Products, Inc. (a)                                     1,300          19,526
                                                Exide Technologies (a)                                        6,887          54,889
                                                Federal-Mogul Corp., Class A (a)                              2,600          31,382
                                                Fuel Systems Solutions, Inc. (a)                              2,050          73,780
                                                Gentex Corp.                                                 14,890         210,694
                                                LKQ Corp. (a)                                                14,700         272,538
                                                LoJack Corp. (a)                                              3,000          15,270
                                                Modine Manufacturing Co.                                      1,900          17,613
                                                Quantum Fuel Systems Technologies                            10,712          14,247
                                                Worldwide, Inc. (a)(c)
                                                Shiloh Industries, Inc. (a)                                     400           1,800
                                                Standard Motor Products, Inc.                                 1,300          19,760
                                                Stoneridge, Inc. (a)                                          1,700          12,036
                                                Strattec Security Corp.                                         900          12,834
                                                Superior Industries International, Inc.                       3,110          44,162
                                                TRW Automotive Holdings Corp. (a)                             7,220         120,935
                                                Tenneco, Inc. (a)                                             5,200          67,808
                                                Titan International, Inc.                                     3,775          33,598
                                                U.S. Auto Parts Network, Inc. (a)                             3,900          21,255

                                       2


MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                United Capital Corp. (a)                                        600   $      13,872
                                                WABCO Holdings, Inc.                                          8,700         182,700
                                                Williams Controls, Inc. (a)                                     500           4,490
                                                                                                                    ----------------
                                                                                                                          1,996,143
------------------------------------------------------------------------------------------------------------------------------------
BANKS - 4.4%                                    1st Source Corp.                                              1,510          24,613
                                                Abington Bancorp, Inc.                                        2,400          18,576
                                                Alliance Financial Corp.                                        500          13,525
                                                Amcore Financial, Inc.                                        3,170           5,072
                                                Ameriana Bancorp                                                200             670
                                                American National Bankshares, Inc.                              600          13,092
                                                AmericanWest Bancorp (a)                                      2,200           1,166
                                                Ameris Bancorp                                                1,532          10,951
                                                Ames National Corp.                                             700          16,877
                                                Anchor Bancorp Wisconsin, Inc.                                2,600           3,380
                                                Arrow Financial Corp.                                         1,205          32,887
                                                Associated Banc-Corp.                                        15,459         176,542
                                                Astoria Financial Corp.                                      11,150         123,096
                                                Atlantic Coast Federal Corp.                                     74             160
                                                BCSB Bancorp, Inc. (a)                                          631           5,401
                                                BOK Financial Corp. (c)                                       2,501         115,846
                                                BancTrust Financial Group, Inc.                               1,988           7,097
                                                Bancfirst Corp.                                               1,000          36,930
                                                The Bancorp, Inc. (a)                                         3,400          19,448
                                                Bancorp of New Jersey, Inc. (a)                               1,300          13,338
                                                Bancorp Rhode Island, Inc.                                      900          22,482
                                                BancorpSouth, Inc.                                            8,200         200,162
                                                Bank Mutual Corp.                                             5,900          52,156
                                                Bank of Granite Corp. (a)                                       781             804
                                                Bank of Hawaii Corp. (b)                                      6,000         249,240
                                                Bank of Marin Bancorp                                           500          15,665
                                                Bank of the Ozarks, Inc. (b)                                  1,700          45,101
                                                BankAtlantic Bancorp, Inc.                                   13,167          38,184
                                                BankFinancial Corp.                                           2,200          21,076
                                                Banner Corp.                                                  2,500           6,825
                                                Bar Harbor Bankshares                                           500          17,000
                                                Beneficial Mutual Bancorp, Inc. (a)                           4,000          36,520
                                                Berkshire Bancorp, Inc.                                         300           2,049
                                                Berkshire Hills Bancorp, Inc.                                 1,700          37,298
                                                Boston Private Financial Holdings, Inc.                       6,300          41,013
                                                Bridge Bancorp, Inc.                                          1,100          26,763
                                                Brookline Bancorp, Inc.                                       6,399          62,198
                                                Bryn Mawr Bank Corp.                                            700          12,229
                                                CFS Bancorp, Inc.                                             2,100           9,954
                                                CVB Financial Corp.                                          13,575         103,034
                                                California First National Bancorp                               600           6,642
                                                Camco Financial Corp.                                           500           1,085
                                                Camden National Corp.                                           800          26,432

                                       3

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Cape Bancorp, Inc. (a)                                          200   $       1,536
                                                Capital Bank Corp.                                            1,800           8,964
                                                Capital City Bank Group, Inc.                                 1,325          18,815
                                                CapitalSource, Inc.                                          27,641         119,962
                                                Capitol Bancorp Ltd.                                          1,820           4,750
                                                Capitol Federal Financial                                     2,340          77,033
                                                Cardinal Financial Corp.                                      4,200          34,566
                                                Carrollton Bancorp                                              210           1,155
                                                Cascade Bancorp                                               2,975           3,600
                                                Cascade Financial Corp.                                         515             875
                                                Cathay General Bancorp (c)                                    7,622          61,662
                                                Center Bancorp, Inc.                                          3,015          22,703
                                                Center Financial Corp.                                        1,800           6,876
                                                Centerstate Banks, Inc.                                       1,300          10,257
                                                Central Pacific Financial Corp.                               9,176          23,123
                                                Century Bancorp, Inc., Class A                                  900          19,530
                                                Charter Financial Corp.                                         500           6,030
                                                Chemical Financial Corp.                                      2,713          59,116
                                                Chicopee Bancorp, Inc. (a)                                      600           7,926
                                                Citizens & Northern Corp.                                     1,012          14,967
                                                Citizens Banking Corp. (a)                                   69,585          52,884
                                                Citizens First Bancorp, Inc. (a)                              1,600           1,312
                                                Citizens South Banking Corp.                                  2,328          14,201
                                                City Holding Co.                                              1,800          53,658
                                                City National Corp.                                           5,500         214,115
                                                CityBank (c)                                                  2,050           5,309
                                                Clifton Savings Bancorp, Inc.                                   980           9,604
                                                CoBiz Financial, Inc.                                         2,250          11,205
                                                Colony Bankcorp, Inc.                                           500           3,000
                                                Columbia Banking System, Inc.                                 4,230          70,006
                                                Comm Bancorp, Inc.                                              100           2,805
                                                Commerce Bancshares, Inc.                                     7,879         293,414
                                                Community Bank System, Inc.                                   3,600          65,772
                                                Community Trust Bancorp, Inc.                                 1,580          41,348
                                                Corus Bankshares, Inc. (a)(c)                                 4,800             432
                                                Cullen/Frost Bankers, Inc.                                    6,840         353,217
                                                Danvers Bancorp, Inc.                                         3,700          50,283
                                                Dime Community Bancshares, Inc.                               3,700          42,291
                                                Doral Financial Corp. (a)                                       677           2,505
                                                ESB Financial Corp.                                             629           8,422
                                                ESSA Bancorp, Inc.                                            2,400          31,704
                                                East-West Bancorp, Inc.                                       9,497          78,825
                                                Eastern Virginia Bankshares, Inc.                               300           2,367
                                                Encore Bancshares, Inc. (a)                                   1,700          15,283
                                                Enterprise Financial Services Corp.                           2,700          24,975

                                       4

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                EuroBancshares, Inc. (a)                                      1,400   $       2,450
                                                F.N.B. Corp.                                                 12,236          86,998
                                                FNB United Corp.                                                300             798
                                                Farmers Capital Bank Corp.                                      300           5,364
                                                Financial Institutions, Inc.                                  1,900          18,943
                                                First BanCorp., Puerto Rico                                   8,600          26,230
                                                First Bancorp, Inc.                                             400           7,440
                                                First Bancorp, North Carolina                                 1,800          32,490
                                                First Busey Corp. (c)                                         3,050          14,335
                                                First Citizens Banc Corp.                                     1,000           5,280
                                                First Citizens BancShares, Inc., Class A                        651         103,574
                                                First Commonwealth Financial Corp.                            9,100          51,688
                                                First Community Bancshares, Inc.                              1,200          15,144
                                                First Defiance Financial Corp.                                  800          11,928
                                                First Federal Bancshares of Arkansas, Inc.                    1,200           4,644
                                                First Financial Bancorp                                       4,710          56,756
                                                First Financial Bankshares, Inc.                              1,966          97,238
                                                First Financial Corp.                                         1,100          33,704
                                                First Financial Holdings, Inc.                                1,400          22,358
                                                First Financial Northwest, Inc.                               3,100          18,042
                                                First Financial Service Corp.                                   358           4,822
                                                First M&F Corp.                                                 600           1,650
                                                First Merchants Corp.                                         2,533          17,655
                                                First Midwest Bancorp, Inc.                                   6,175          69,592
                                                First Niagara Financial Group, Inc.                          18,789         231,668
                                                The First of Long Island Corp.                                  400          10,636
                                                First Place Financial Corp.                                   1,915           5,649
                                                First Regional Bancorp (a)                                      600             726
                                                First Security Group, Inc.                                      200             770
                                                First South Bancorp, Inc.                                     1,000          11,500
                                                First State Bancorp. (a)                                      3,300           3,927
                                                First United Corp.                                              700           7,693
                                                FirstMerit Corp.                                             10,930         207,995
                                                Flagstar Bancorp, Inc. (a)                                    7,800           8,034
                                                Flushing Financial Corp.                                      2,950          33,630
                                                Fox Chase Bancorp, Inc. (a)                                   1,600          16,032
                                                Frontier Financial Corp. (c)                                  5,400           5,886
                                                Fulton Financial Corp.                                       18,411         135,505
                                                German American Bancorp, Inc.                                   661          10,252
                                                Glacier Bancorp, Inc.                                         6,556          97,947
                                                Great Southern Bancorp, Inc.                                  1,100          26,081
                                                Greene County Bancshares, Inc.                                1,816           9,080
                                                Guaranty Bancorp (a)                                          5,400           7,992
                                                HMN Financial, Inc.                                             900           3,375
                                                Hampton Roads Bankshares, Inc.                                4,404          12,684

                                       5

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Hancock Holding Co.                                           3,000   $     112,710
                                                Hanmi Financial Corp. (a)                                     7,356          12,064
                                                Harleysville National Corp.                                   4,668          24,880
                                                Hawthorn Bancshares, Inc.                                       260           2,597
                                                Heartland Financial USA, Inc.                                 1,700          25,075
                                                Heritage Commerce Corp.                                       1,900           8,968
                                                Heritage Financial Corp.                                        420           5,523
                                                Home Bancorp, Inc. (a)                                        1,000          12,170
                                                Home Bancshares, Inc.                                         1,716          37,615
                                                Home Federal Bancorp, Inc.                                    1,800          20,556
                                                Horizon Financial Corp.                                         625             513
                                                IBERIABANK Corp.                                              2,800         127,568
                                                Independent Bank Corp./MA                                     2,313          51,187
                                                Independent Bank Corp./MI                                     2,524           4,796
                                                Indiana Community Bancorp                                     1,100           9,823
                                                Integra Bank Corp.                                            2,200           2,442
                                                International Bancshares Corp.                                6,141         100,160
                                                Intervest Bancshares Corp.                                    2,100           7,560
                                                Investors Bancorp, Inc. (a)                                   5,678          60,244
                                                Jefferson Bancshares, Inc.                                    1,900           9,823
                                                Kearny Financial Corp.                                        2,300          23,966
                                                Lakeland Bancorp, Inc.                                        2,600          19,500
                                                Lakeland Financial Corp.                                      1,700          35,105
                                                Legacy Bancorp, Inc./MA                                       1,700          17,850
                                                Louisiana Bancorp, Inc. (a)                                     600           8,220
                                                MB Financial, Inc.                                            6,530         136,934
                                                Macatawa Bank Corp.                                             787           2,046
                                                MainSource Financial Group, Inc.                              2,301          15,647
                                                Malvern Federal Bancorp, Inc.                                 1,200          10,800
                                                Mercantile Bank Corp.                                         2,070           8,715
                                                Merchants Bancshares, Inc.                                      550          11,748
                                                Metro Bancorp, Inc. (a)                                         700           8,519
                                                Mid Penn Bancorp, Inc.                                          115           1,616
                                                Midwest Banc Holdings, Inc. (a)                               1,000             710
                                                MidwestOne Financial Group, Inc.                                900           8,100
                                                MutualFirst Financial, Inc.                                     300           2,112
                                                NASB Financial, Inc.                                            400          10,520
                                                NBT Bancorp, Inc.                                             3,560          80,242
                                                Nara Bancorp, Inc.                                            3,100          21,545
                                                National Bankshares, Inc.                                       100           2,545
                                                National Penn Bancshares, Inc.                               17,027         104,035
                                                New York Community Bancorp, Inc. (c)                         40,941         467,546
                                                NewAlliance Bancshares, Inc.                                 13,200         141,240
                                                Newbridge Bancorp                                             2,004           5,491
                                                North Valley Bancorp                                          2,200           6,578
                                                Northern States Financial Corp.                                 300           1,188

                                       6

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Northfield Bancorp, Inc.                                      2,200   $      28,160
                                                Northwest Bancorp, Inc.                                       2,000          45,680
                                                Norwood Financial Corp.                                         157           4,883
                                                OceanFirst Financial Corp.                                    1,700          19,720
                                                Ohio Valley Banc Corp.                                          875          23,188
                                                Old National Bancorp                                          7,332          82,118
                                                Old Second Bancorp, Inc. (c)                                  1,886          10,807
                                                Oriental Financial Group                                      3,894          49,454
                                                Oritani Financial Corp.                                       1,400          19,096
                                                Orrstown Financial Service, Inc.                                200           7,728
                                                PAB Bankshares, Inc. (a)                                        612           1,897
                                                PVF Capital Corp.                                               321             754
                                                PacWest Bancorp                                               4,061          77,362
                                                Pacific Capital Bancorp                                      12,210          17,582
                                                Pacific Continental Corp.                                     1,300          13,689
                                                Pamrapo Bancorp, Inc.                                         1,000           7,000
                                                Park National Corp. (c)                                       1,230          71,758
                                                Parkvale Financial Corp.                                        500           4,680
                                                Peapack-Gladstone Financial Corp.                               906          14,550
                                                Penns Woods Bancorp, Inc.                                       800          25,608
                                                Peoples Bancorp of North Carolina, Inc.                         363           2,447
                                                Peoples Bancorp, Inc.                                         1,095          14,290
                                                Peoples Financial Corp.                                       1,000          18,610
                                                Pinnacle Financial Partners, Inc. (a)                         5,342          67,897
                                                Popular, Inc.                                                36,539         103,405
                                                Porter Bancorp, Inc.                                            985          16,056
                                                Preferred Bank                                                2,494           8,130
                                                Premierwest Bancorp                                             840           2,276
                                                PrivateBancorp, Inc.                                          5,100         124,746
                                                Prosperity Bancshares, Inc.                                   6,000         208,740
                                                Provident Financial Holdings, Inc.                              500           4,040
                                                Provident Financial Services, Inc.                            6,689          68,830
                                                Provident New York Bancorp                                    4,803          45,869
                                                Prudential Bancorp, Inc. of Pennsylvania                      1,400          14,056
                                                Pulaski Financial Corp.                                       1,000           7,570
                                                Renasant Corp.                                                2,475          36,754
                                                Republic Bancorp, Inc., Class A                               1,448          28,902
                                                Republic First Bancorp, Inc. (a)                              1,946           8,835
                                                Riverview Bancorp, Inc.                                         200             740
                                                Rockville Financial, Inc.                                     1,300          13,975
                                                Rodman & Renshaw Capital Group, Inc. (a)                      5,300          31,906
                                                Roma Financial Corp.                                            900          11,187
                                                Rome Bancorp, Inc.                                            2,000          16,600
                                                Royal Bancshares of Pennsylvania, Class A (a)                   785           1,217
                                                S&T Bancorp, Inc.                                             3,000          38,880
                                                SCBT Financial Corp.                                          1,200          33,720

                                       7

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                SVB Financial Group (a)                                       4,275   $     184,979
                                                SY Bancorp, Inc.                                              1,310          30,248
                                                Sandy Spring Bancorp, Inc.                                    2,050          33,374
                                                Santander BanCorp (a)                                           703           6,854
                                                Savannah Bancorp, Inc.                                          188           1,538
                                                Seacoast Banking Corp. of Florida                             2,970           7,484
                                                Shore Bancshares, Inc.                                          850          14,221
                                                Sierra Bancorp                                                  800           9,608
                                                Signature Bank (a)                                            5,600         162,400
                                                Simmons First National Corp., Class A                         1,500          43,215
                                                Smithtown Bancorp, Inc.                                       1,100          12,694
                                                The South Financial Group, Inc.                              27,855          40,947
                                                Southside Bancshares, Inc.                                    1,735          39,072
                                                Southwest Bancorp, Inc.                                       2,200          30,888
                                                Southwest Georgia Financial Corp.                               132           1,016
                                                State Bancorp, Inc.                                           1,425          12,041
                                                StellarOne Corp.                                              2,425          35,769
                                                Sterling Bancorp                                              2,605          18,808
                                                Sterling Bancshares, Inc.                                    10,325          75,476
                                                Sterling Financial Corp.                                     12,643          25,286
                                                Suffolk Bancorp                                               1,200          35,532
                                                Summit Financial Group, Inc.                                    500           2,625
                                                Sun Bancorp, Inc. (a)                                         2,109          11,136
                                                Superior Bancorp (a)                                            250             610
                                                Susquehanna Bancshares, Inc.                                  9,700          57,133
                                                Synovus Financial Corp.                                      46,790         175,463
                                                TCF Financial Corp.                                          15,290         199,382
                                                TF Financial Corp.                                              100           1,875
                                                TFS Financial Corp.                                          10,500         124,950
                                                Teche Holding Co.                                               200           6,620
                                                Texas Capital Bancshares, Inc. (a)                            5,600          94,304
                                                TierOne Corp. (a)                                             1,100           3,663
                                                Tompkins Trustco, Inc.                                          832          36,358
                                                Tower Bancorp, Inc.                                             400          10,508
                                                Towne Bank (c)                                                2,600          33,150
                                                Trico Bancshares                                              1,600          26,240
                                                TrustCo Bank Corp. NY                                         8,360          52,250
                                                Trustmark Corp.                                               6,100         116,205
                                                UCBH Holdings, Inc. (c)                                      28,250          22,600
                                                UMB Financial Corp.                                           3,420         138,305
                                                Umpqua Holdings Corp.                                        11,866         125,780
                                                Union Bankshares Corp.                                        1,450          18,053
                                                United Bancorp, Inc.                                            336           2,856
                                                United Bankshares, Inc. (c)                                   4,800          94,032
                                                United Community Banks, Inc. (a)(c)                           5,500          27,500

                                       8

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                United Community Financial Corp. (a)                          1,678   $       2,920
                                                United Financial Bancorp, Inc.                                1,100          12,738
                                                United Security Bancshares (a)                                  206             927
                                                United Western Bancorp, Inc.                                  1,600           6,352
                                                Univest Corp. of Pennsylvania                                 1,400          30,338
                                                Valley National Bancorp                                       17,922        220,261
                                                ViewPoint Financial Group                                     2,100          29,484
                                                Virginia Commerce Bancorp (a)                                 3,080          12,289
                                                W Holding Co., Inc. (c)                                         205           2,747
                                                WSFS Financial Corp.                                            900          23,976
                                                WVS Financial Corp.                                             200           2,960
                                                Washington Federal, Inc.                                     14,021         236,394
                                                Washington Trust Bancorp, Inc.                                1,300          22,776
                                                Waterstone Financial, Inc. (a)                                  600           3,036
                                                Wayne Savings Bancshares, Inc.                                  151             903
                                                Webster Financial Corp.                                       6,973          86,953
                                                WesBanco, Inc.                                                2,789          43,118
                                                West Bancorp., Inc.                                             840           4,166
                                                West Coast Bancorp                                            2,200           5,456
                                                Westamerica Bancorp.                                          3,700         192,400
                                                Western Alliance Bancorp (a)                                  6,400          40,384
                                                Westfield Financial, Inc.                                     4,000          33,880
                                                Whitney Holding Corp.                                        10,025          95,639
                                                Wilmington Trust Corp.                                        9,300         132,060
                                                Wilshire Bancorp, Inc.                                        4,000          29,360
                                                Wintrust Financial Corp.                                      3,450          96,462
                                                Yardkin Valley Financial Corp.                                1,200           5,604
                                                                                                                    ----------------
                                                                                                                         12,001,962
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.3%                                Boston Beer Co., Inc., Class A (a)                            1,300          48,204
                                                Central European Distribution Corp. (a)                       6,073         198,951
                                                Coca-Cola Bottling Co. Consolidated                             400          19,372
                                                Hansen Natural Corp. (a)                                      8,800         323,312
                                                Jamba, Inc. (a)                                               6,000          11,160
                                                Jones Soda Co. (a)                                            4,200           3,528
                                                National Beverage Corp. (a)                                   2,160          24,862
                                                PepsiAmericas, Inc.                                           6,327         180,699
                                                Reddy Ice Holdings, Inc. (a)                                  1,000           5,440
                                                Willamette Valley Vineyards, Inc. (a)                           800           3,320
                                                                                                                    ----------------
                                                                                                                            818,848
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.3%                                Aceto Corp.                                                   2,725          17,985
                                                Albemarle Corp.                                              11,000         380,600
                                                American Vanguard Corp.                                       1,300          10,803
                                                Arch Chemicals, Inc.                                          2,700          80,973
                                                Ashland, Inc.                                                 7,300         315,506
                                                Balchem Corp.                                                 2,000          52,600

                                       9

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Cabot Corp.                                                   5,300   $     122,483
                                                Calgon Carbon Corp. (a)                                       7,400         109,742
                                                Calumet Specialty Products Partners LP                        1,400          22,176
                                                Cambrex Corp. (a)                                             3,100          19,530
                                                Celanese Corp., Series A                                     16,300         407,500
                                                Cytec Industries, Inc.                                        5,100         165,597
                                                Ferro Corp.                                                   6,700          59,630
                                                Georgia Gulf Corp. (a)                                          256           7,680
                                                H.B. Fuller Co.                                               5,300         110,770
                                                Hammond Industries, Inc. (a)                                  6,800              68
                                                Hawkins, Inc.                                                 1,900          44,384
                                                Huntsman Corp.                                               18,300         166,713
                                                ICO, Inc. (a)                                                 3,300          15,411
                                                Innophos Holdings, Inc.                                       1,200          22,200
                                                KMG Chemicals, Inc.                                           1,750          19,548
                                                Koppers Holdings, Inc.                                        2,200          65,230
                                                Kronos Worldwide, Inc.                                          482           4,969
                                                LSB Industries, Inc. (a)                                      2,400          37,368
                                                Lubrizol Corp.                                                7,915         565,606
                                                Material Sciences Corp. (a)                                     900           1,755
                                                Metabolix, Inc. (a)                                           2,500          25,700
                                                Minerals Technologies, Inc.                                   2,100          99,876
                                                The Mosaic Co.                                               17,600         846,032
                                                NL Industries, Inc.                                             900           6,030
                                                Nanophase Technologies Corp. (a)                              3,000           3,450
                                                NewMarket Corp.                                               1,520         141,421
                                                OM Group, Inc. (a)                                            3,800         115,482
                                                Olin Corp.                                                    8,792         153,332
                                                Omnova Solutions, Inc. (a)                                    2,400          15,552
                                                Penford Corp.                                                 2,100          15,057
                                                PolyOne Corp. (a)                                             9,500          63,365
                                                Polypore International, Inc. (a)                              2,100          27,111
                                                Quaker Chemical Corp.                                         2,100          46,053
                                                RPM International, Inc.                                      13,700         253,313
                                                Rentech, Inc. (a)(c)                                         30,300          49,086
                                                Rockwood Holdings, Inc. (a)                                   5,000         102,850
                                                Schulman A, Inc.                                              3,100          61,783
                                                Senomyx, Inc. (a)                                             3,400          13,702
                                                Sensient Technologies Corp.                                   5,000         138,850
                                                Solutia, Inc. (a)                                            15,097         174,823
                                                Spartech Corp.                                                3,400          36,618
                                                Stepan Co.                                                    1,300          78,104
                                                TOR Minerals International, Inc. (a)                          1,300             638
                                                Terra Industries, Inc. (a)                                   10,800         374,436
                                                Terra Nitrogen Co. LP                                           700          72,961
                                                Tredegar Corp.                                                2,500          36,250

                                       10

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Valhi, Inc.                                                   1,240   $      15,029
                                                Valspar Corp.                                                11,300         310,863
                                                W.R. Grace & Co. (a)                                          6,300         136,962
                                                Westlake Chemical Corp.                                       2,100          53,970
                                                Zep, Inc.                                                     1,500          24,375
                                                Zoltek Cos., Inc. (a)(c)                                      3,100          32,550
                                                                                                                    ----------------
                                                                                                                          6,352,451
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS - 2.0%                 A.O. Smith Corp.                                              3,500         133,350
                                                Aaon, Inc.                                                    1,550          31,124
                                                Acuity Brands, Inc.                                           4,500         144,945
                                                Advanced Environmental Recycling Technologies, Inc.           7,600           4,484
                                                American Biltrite, Inc. (a)                                     200             310
                                                American Woodmark Corp.                                       1,000          19,340
                                                Ameron International Corp.                                    1,000          69,980
                                                Apogee Enterprises, Inc.                                      3,100          46,562
                                                Argan, Inc. (a)                                                 900          12,096
                                                Armstrong World Industries, Inc. (a)                          1,800          62,028
                                                Baran Group Ltd. (a)                                            102             816
                                                BlueLinx Holdings, Inc. (a)                                   2,000           8,020
                                                Builders FirstSource, Inc. (a)(c)                             1,900           8,284
                                                Building Material Holding Corp. (a)                           2,180             120
                                                EMCOR Group, Inc. (a)                                         7,200         182,304
                                                Eagle Materials, Inc.                                         5,020         143,471
                                                Gibraltar Industries, Inc.                                    3,400          45,118
                                                Granite Construction, Inc.                                    4,550         140,777
                                                Griffon Corp. (a)                                             5,628          56,674
                                                Headwaters, Inc. (a)                                          7,500          29,025
                                                Hill International, Inc. (a)                                  3,400          24,140
                                                Insituform Technologies, Inc., Class A (a)                    3,900          74,646
                                                Insteel Industries, Inc.                                      1,900          22,705
                                                Integrated Electrical Services, Inc. (a)                      1,500          12,075
                                                KBR, Inc.                                                    19,200         447,168
                                                Layne Christensen Co. (a)                                     2,100          67,305
                                                Lennox International, Inc.                                    5,600         202,272
                                                Louisiana-Pacific Corp. (a)                                  13,400          89,378
                                                MDU Resources Group, Inc.                                    18,325         382,076
                                                MYR Group, Inc. (a)                                           2,600          54,834
                                                Martin Marietta Materials, Inc. (c)                           4,900         451,143
                                                McDermott International, Inc. (a)                            27,500         694,925
                                                Mueller Water Products, Inc., Series A                       12,100          66,308
                                                NCI Building Systems, Inc. (a)(c)                             6,200          19,840
                                                Northwest Pipe Co. (a)                                        1,200          40,236
                                                Omega Flex, Inc.                                                500           8,385
                                                Orion Marine Group, Inc. (a)                                  2,400          49,296
                                                Owens Corning, Inc. (a)                                       9,700         217,765
                                                PGT, Inc. (a)                                                   625           1,794

                                       11

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Pike Electric Corp. (a)                                       2,700   $      32,346
                                                Quanex Building Products Corp.                                3,050          43,798
                                                Quixote Corp. (a)                                             1,000           2,490
                                                Shaw Group, Inc. (a)                                          9,900         317,691
                                                Simpson Manufacturing Co., Inc.                               4,100         103,566
                                                Sterling Construction Co., Inc. (a)                           1,400          25,074
                                                TRC Cos., Inc. (a)                                              800           2,760
                                                Texas Industries, Inc. (c)                                    2,800         117,572
                                                Trex Co., Inc. (a)(c)                                         1,800          32,760
                                                Tutor Perini Corp. (a)                                        3,200          68,160
                                                U.S. Concrete, Inc. (a)                                       5,600           9,688
                                                USG Corp. (a)(c)                                              7,400         127,132
                                                Universal Forest Products, Inc.                               2,000          78,920
                                                Valmont Industries, Inc.                                      2,200         187,396
                                                Watsco, Inc.                                                  3,700         199,467
                                                Watts Water Technologies, Inc., Class A                       3,200          96,800
                                                                                                                    ----------------
                                                                                                                          5,510,739
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICITY - 2.3%                              Allete, Inc.                                                  3,100         104,067
                                                Alliant Energy Corp.                                         13,300         370,405
                                                Black Hills Corp.                                             4,000         100,680
                                                CH Energy Group, Inc.                                         1,700          75,327
                                                Calpine Corp. (a)                                            42,500         489,600
                                                Central Vermont Public Service Corp.                          1,600          30,880
                                                Cleco Corp.                                                   6,300         158,004
                                                Covanta Holding Corp. (a)                                    15,480         263,160
                                                DPL, Inc.                                                    14,035         366,313
                                                El Paso Electric Co. (a)                                      5,500          97,185
                                                The Empire District Electric Co.                              5,300          95,877
                                                Great Plains Energy, Inc.                                    16,612         298,185
                                                Hawaiian Electric Industries, Inc.                           11,720         212,366
                                                IDACORP, Inc.                                                 4,800         138,192
                                                ITC Holdings Corp.                                            6,300         286,335
                                                MGE Energy, Inc.                                              2,400          87,552
                                                Mirant Corp. (a)                                             17,500         287,525
                                                NRG Energy, Inc. (a)                                         30,460         858,667
                                                NSTAR                                                        11,500         365,930
                                                NV Energy, Inc.                                              24,800         287,432
                                                NorthWestern Corp.                                            4,200         102,606
                                                Ormat Technologies, Inc.                                      2,000          81,640
                                                Otter Tail Corp.                                              3,500          83,755
                                                Portland General Electric Co.                                 9,800         193,256
                                                RRI Energy, Inc. (a)                                         39,500         282,030
                                                Renegy Holdings, Inc. (a)                                       396             535
                                                UIL Holdings Corp.                                            2,733          72,124

                                       12

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                US Geothermal, Inc. (a)                                      13,700   $      21,372
                                                Unisource Energy Corp.                                        4,100         126,075
                                                Unitil Corp.                                                    900          20,205
                                                Westar Energy, Inc.                                          13,325         259,971
                                                                                                                    ----------------
                                                                                                                          6,217,251
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT -             ATMI, Inc. (a)                                                3,500          63,525
3.3%                                            AVX Corp.                                                     5,300          63,229
                                                AZZ, Inc. (a)                                                 1,400          56,238
                                                ActivIdentity Corp. (a)                                       3,700          10,249
                                                Active Power, Inc. (a)                                        3,500           3,010
                                                Adept Technology, Inc. (a)                                       40             128
                                                Advanced Battery Technologies, Inc. (a)(c)                    9,200          39,928
                                                Allied Motion Technologies, Inc. (a)                            115             269
                                                Altair Nanotechnologies, Inc. (a)(c)                          8,900          10,235
                                                American Science & Engineering, Inc.                          1,400          95,256
                                                American Superconductor Corp. (a)(c)                          5,300         177,762
                                                Ametek, Inc.                                                 12,600         439,866
                                                Anaren, Inc. (a)                                              1,700          28,900
                                                Anixter International, Inc. (a)                               4,200         168,462
                                                Arrow Electronics, Inc. (a)                                  12,900         363,135
                                                Avnet, Inc. (a)                                              16,264         422,376
                                                Badger Meter, Inc.                                            2,300          88,987
                                                Baldor Electric Co.                                           4,600         125,764
                                                Beacon Power Corp. (a)(c)                                     7,730           5,449
                                                Bel Fuse, Inc.                                                  600          11,418
                                                Belden, Inc.                                                  5,100         117,810
                                                Benchmark Electronics, Inc. (a)                               7,184         129,312
                                                Brady Corp.                                                   5,200         149,344
                                                C&D Technologies, Inc. (a)(c)                                 2,800           6,020
                                                CTS Corp.                                                     4,000          37,200
                                                Capstone Turbine Corp. (a)(c)                                32,700          43,164
                                                Checkpoint Systems, Inc. (a)                                  4,300          70,692
                                                Cogent, Inc. (a)                                              4,200          42,420
                                                Cognex Corp.                                                  4,085          66,912
                                                Coherent, Inc. (a)                                            2,500          58,300
                                                Coleman Cable, Inc. (a)                                       2,300          10,074
                                                CommScope, Inc. (a)                                          10,216         305,765
                                                Comverge, Inc. (a)                                            3,200          39,072
                                                Cyberoptics Corp. (a)                                         1,100           7,403
                                                DDi Corp. (a)                                                 3,627          15,415
                                                Daktronics, Inc.                                              4,200          35,994
                                                Digital Angel Corp. (a)                                         588             635
                                                Dionex Corp. (a)                                              2,000         129,940
                                                ESCO Technologies, Inc. (a)                                   2,800         110,320
                                                Echelon Corp. (a)                                             3,800          48,906
                                                Electro Scientific Industries, Inc. (a)                       3,400          45,526

                                       13

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Encore Wire Corp.                                             2,527   $      56,453
                                                EnerNOC, Inc. (a)                                             1,800          59,688
                                                EnerSys (a)                                                   5,500         121,660
                                                FEI Co. (a)                                                   4,100         101,065
                                                Faro Technologies, Inc. (a)                                   2,200          37,796
                                                Franklin Electric Co., Inc.                                   2,200          63,074
                                                General Cable Corp. (a)                                       6,600         258,390
                                                GrafTech International Ltd. (a)                              13,100         192,570
                                                Greatbatch, Inc. (a)                                          2,800          62,916
                                                Houston Wire & Cable Co.                                      2,400          26,520
                                                Hubbell, Inc., Class B                                        5,400         226,800
                                                II-VI, Inc. (a)                                               2,800          71,232
                                                IPG Photonics Corp. (a)                                       3,000          45,600
                                                Intevac, Inc. (a)                                             2,400          32,256
                                                IntriCon Corp. (a)                                              500           1,635
                                                Itron, Inc. (a)                                               4,900         314,286
                                                Keithley Instruments, Inc.                                    1,200           6,648
                                                L-1 Identity Solutions, Inc. (a)                              8,851          61,868
                                                LSI Industries, Inc.                                          2,950          19,618
                                                LaBarge, Inc. (a)                                             1,100          12,375
                                                Landauer, Inc.                                                1,000          54,980
                                                LeCroy Corp. (a)                                                900           3,645
                                                Lightpath Technologies, Inc., Class A (a)                       100             248
                                                Lime Energy Co. (a)                                             700           3,885
                                                Littelfuse, Inc. (a)                                          2,370          62,189
                                                MTS Systems Corp.                                             1,900          55,499
                                                Mace Security International, Inc. (a)                           450             468
                                                Magnetek, Inc. (a)                                            1,700           2,652
                                                Maxwell Technologies, Inc. (a)                                2,900          53,447
                                                Measurement Specialties, Inc. (a)                             1,500          15,315
                                                Merix Corp. (a)                                               2,700           8,127
                                                Methode Electronics, Inc.                                     4,300          37,281
                                                Mettler Toledo International, Inc. (a)                        4,100         371,419
                                                Microvision, Inc. (a)(c)                                      7,600          41,876
                                                Multi-Fineline Electronix, Inc. (a)                           1,100          31,581
                                                NU Horizons Electronics Corp. (a)                             2,900          11,484
                                                NVE Corp. (a)                                                   900          47,844
                                                Napco Security Technologies, Inc. (a)                         3,700           4,921
                                                National Instruments Corp.                                    6,200         171,306
                                                Newport Corp. (a)                                             4,700          41,172
                                                OSI Systems, Inc. (a)                                         2,200          40,238
                                                Orion Energy Systems, Inc. (a)                                2,600           8,138
                                                Park Electrochemical Corp.                                    2,050          50,533
                                                Planar Systems, Inc. (a)                                        900           2,412
                                                Plexus Corp. (a)                                              4,300         113,262
                                                Powell Industries, Inc. (a)                                   1,100          42,229

                                       14

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Power-One, Inc. (a)                                           8,800   $      17,160
                                                Powerwave Technologies, Inc. (a)                             14,400          23,040
                                                Regal-Beloit Corp.                                            3,705         169,356
                                                Research Frontiers, Inc. (a)(c)                               2,900          11,948
                                                Richardson Electronics Ltd.                                     800           4,080
                                                Rofin-Sinar Technologies, Inc. (a)                            3,200          73,472
                                                Rogers Corp. (a)                                              2,000          59,940
                                                Roper Industries, Inc.                                        9,900         504,702
                                                Rubicon Technology, Inc. (a)                                  1,600          23,744
                                                Sanmina-SCI Corp. (a)                                         9,433          81,124
                                                SatCon Technology Corp. (a)                                   5,900          10,089
                                                Servotronics, Inc.                                              400           2,940
                                                Sielox, Inc. (a)                                                154               4
                                                Sigmatron International, Inc. (a)                             1,200           3,816
                                                Spectrum Control, Inc. (a)                                    1,000           8,490
                                                StockerYale, Inc. (a)                                           100              13
                                                SunPower Corp., Class B (a)                                   3,949          99,633
                                                Synthesis Energy Systems, Inc. (a)                              700             840
                                                TTM Technologies, Inc. (a)                                    4,700          53,909
                                                Technitrol, Inc.                                              4,500          41,445
                                                Technology Research Corp.                                     1,500           4,905
                                                Thomas & Betts Corp. (a)                                      5,865         176,419
                                                Tollgrade Communications, Inc. (a)                              800           5,184
                                                Trimble Navigation Ltd. (a)                                  12,834         306,861
                                                Ultralife Batteries, Inc. (a)                                 2,200          13,332
                                                Universal Display Corp. (a)                                   3,500          41,790
                                                Valence Technology, Inc. (a)                                 10,100          18,180
                                                Veeco Instruments, Inc. (a)                                   3,800          88,616
                                                Vicor Corp.                                                   3,800          29,336
                                                Vishay Intertechnology, Inc. (a)                             18,061         142,682
                                                WESCO International, Inc. (a)                                 5,700         164,160
                                                X-Rite, Inc. (a)                                              1,100           2,211
                                                Zebra Technologies Corp., Class A (a)                         6,717         174,172
                                                Zygo Corp. (a)                                                1,700          11,526
                                                                                                                    ----------------
                                                                                                                          9,062,130
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.3%                       Advance America, Cash Advance Centers, Inc.                   5,500          30,800
                                                Advanta Corp., Class B                                        4,950           2,772
                                                Affiliated Managers Group, Inc. (a)(b)                        5,100         331,551
                                                AllianceBernstein Holding LP                                  3,000          81,840
                                                AmeriCredit Corp. (a)(c)                                      6,750         106,582
                                                American Physicians Service Group, Inc.                         800          18,432
                                                Ampal-American Israel Corp., Class A (a)                      1,200           2,436
                                                Arbinet-Thexchange, Inc. (a)                                  4,700          11,045
                                                Asset Acceptance Capital Corp. (a)                            2,100          15,225
                                                Asta Funding, Inc.                                            1,600          12,096

                                       15

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                BGC Partners, Inc.                                            4,100   $      17,548
                                                BlackRock, Inc. (d)                                           2,600         563,732
                                                Blackstone Group LP                                          11,000         156,200
                                                Broadpoint Gleacher Securities, Inc. (a)                      6,000          50,040
                                                CIT Group, Inc. (c)                                          56,102          67,883
                                                Calamos Asset Management, Inc., Class A                       2,200          28,732
                                                Cash America International, Inc.                              3,200          96,512
                                                Cohen & Steers, Inc.                                          1,900          45,600
                                                CompuCredit Holdings Corp. (a)(c)                             5,400          25,434
                                                Cowen Group, Inc. (a)                                         2,400          17,088
                                                Credit Acceptance Corp. (a)                                     281           9,045
                                                Deerfield Capital Corp. (a)                                     354           2,478
                                                Diamond Hill Investments Group                                  300          17,391
                                                Dollar Financial Corp. (a)                                    2,600          41,652
                                                Duff & Phelps Corp.                                           2,000          38,320
                                                Eaton Vance Corp.                                            12,600         352,674
                                                Encore Capital Group, Inc. (a)                                1,600          21,520
                                                Epoch Holding Corp.                                           2,300          20,125
                                                Evercore Partners, Inc., Class A                              1,200          35,064
                                                Ezcorp, Inc. (a)                                              6,800          92,888
                                                FCStone Group, Inc. (a)                                       4,850          23,377
                                                The FINOVA Group, Inc. (a)                                      900              12
                                                Fannie Mae (a)(c)                                           139,800         212,496
                                                Federal Agricultural Mortgage Corp., Class B                  2,800          21,000
                                                Fidelity National Title Group, Inc., Class A                 27,464         414,157
                                                Financial Federal Corp.                                       2,800          69,104
                                                First Cash Financial Services, Inc. (a)                       3,100          53,103
                                                The First Marblehead Corp. (a)                                6,200          13,640
                                                Fortress Investment Group LLC (a)                             7,400          38,480
                                                Freddie Mac (a)(c)                                           83,700         150,660
                                                GAMCO Investors, Inc., Class A                                  700          31,990
                                                GFI Group, Inc.                                               6,400          46,272
                                                GLG Partners, Inc. (c)                                       20,600          83,018
                                                Greenhill & Co., Inc.                                         1,300         116,454
                                                Icahn Enterprises LP                                            800          31,968
                                                Interactive Brokers Group, Inc., Class A (a)                  4,700          93,389
                                                International Assets Holding Corp., Inc. (a)                  1,000          16,510
                                                Intersections, Inc. (a)                                       1,000           5,770
                                                Investment Technology Group, Inc. (a)                         4,900         136,808
                                                JMP Group, Inc.                                               3,400          32,844
                                                Jefferies Group, Inc., New Shares (a)                        12,300         334,929
                                                KBW, Inc. (a)                                                 3,400         109,548
                                                KKR Financial Holdings LLC                                   12,400          57,288
                                                Knight Capital Group, Inc., Class A (a)                      12,100         263,175
                                                LaBranche & Co., Inc. (a)                                     6,300          21,420
                                                Ladenburg Thalmann Financial Services, Inc. (a)               5,581           4,018

                                       16

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Lazard Ltd., Class A                                          5,100   $     210,681
                                                MF Global Ltd. (a)                                           10,900          79,243
                                                MGIC Investment Corp. (c)                                    16,500         122,265
                                                MSCI, Inc. (a)                                               11,100         328,782
                                                MarketAxess Holdings, Inc. (a)                                1,900          22,895
                                                Marlin Business Services, Inc. (a)                            2,800          22,904
                                                Medallion Financial Corp.                                     2,800          23,408
                                                Merriman Curhan Ford Group, Inc. (a)                            900           1,296
                                                MicroFinancial, Inc.                                            500           1,735
                                                MoneyGram International, Inc. (a)                             5,000          15,700
                                                National Financial Partners Corp.                             4,200          36,624
                                                Nelnet, Inc., Class A (a)                                     3,500          43,540
                                                NewStar Financial, Inc. (a)                                   2,900           9,541
                                                Och-Ziff Capital Management Group LLC (a)                     3,500          42,595
                                                Ocwen Financial Corp. (a)                                    10,100         114,332
                                                optionsXpress Holdings, Inc.                                  5,400          93,312
                                                The PMI Group, Inc.                                          13,100          55,675
                                                Penson Worldwide, Inc. (a)                                    2,700          26,298
                                                Pico Holdings, Inc. (a)                                       2,000          66,700
                                                Piper Jaffray Cos. (a)                                        2,245         107,131
                                                Portfolio Recovery Associates, Inc. (a)                       1,700          77,061
                                                Primus Guaranty Ltd. (a)                                      3,200          13,664
                                                Pzena Investment Management, Inc., Class A                      870           7,108
                                                Radian Group, Inc.                                           10,744         113,672
                                                Raymond James Financial, Inc. (c)                            11,350         264,228
                                                Resource America, Inc., Class A                               1,000           4,810
                                                Rewards Network, Inc. (a)                                       966          13,273
                                                SEI Investments Co.                                          16,720         329,050
                                                SWS Group, Inc.                                               2,965          42,696
                                                Safeguard Scientifics, Inc. (a)                               2,233          24,496
                                                Sanders Morris Harris Group, Inc.                             3,800          22,458
                                                Siebert Financial Corp. (a)                                   3,300           7,755
                                                Stewart Information Services Corp.                            2,200          27,214
                                                Stifel Financial Corp. (a)                                    2,900         159,210
                                                Student Loan Corp.                                              420          19,488
                                                TD Ameritrade Holding Corp. (a)                              26,930         528,367
                                                Teton Advisors, Inc. (a)                                         10              16
                                                Thomas Weisel Partners Group, Inc. (a)                        2,800          14,952
                                                TradeStation Group, Inc. (a)                                  4,200          34,230
                                                Tree.com, Inc. (a)                                            1,743          13,160
                                                Triad Guaranty, Inc. (a)(c)                                   2,900           3,683
                                                U.S. Global Investors, Inc.                                   1,600          19,728
                                                Virtus Investment Partners, Inc. (a)                            435           6,790
                                                Visa, Inc., Class A (c)                                      50,500       3,490,055

                                       17

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Waddell & Reed Financial, Inc., Class A                      10,600   $     301,570
                                                Westwood Holdings Group, Inc.                                   700          24,290
                                                Wilhelmina International, Inc. (a)                              200              20
                                                World Acceptance Corp. (a)                                    2,300          57,983
                                                                                                                    ----------------
                                                                                                                         11,739,819
------------------------------------------------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.6%            8x8, Inc. (a)                                                 7,300           6,424
                                                ATSI Communications, Inc. (a)                                    75               3
                                                AboveNet, Inc. (a)                                            1,900          92,644
                                                Alaska Communications Systems Group, Inc.                     4,900          45,325
                                                Cbeyond Communications, Inc. (a)                              4,200          67,746
                                                Cincinnati Bell, Inc. (a)                                    22,800          79,800
                                                Consolidated Communications Holdings, Inc.                    4,384          70,188
                                                D&E Communications, Inc.                                        999          11,478
                                                FairPoint Communications, Inc.                               28,700          11,767
                                                General Communication, Inc., Class A (a)                      3,400          23,324
                                                Global Crossing Ltd. (a)                                      2,595          37,108
                                                HickoryTech Corp.                                               800           6,840
                                                IDT Corp., Class B (a)                                        1,533           4,584
                                                Ibasis, Inc. (a)                                              2,400           5,088
                                                Iowa Telecommunications Services, Inc.                        5,800          73,080
                                                Level 3 Communications, Inc. (a)(c)                         179,388         249,349
                                                NET2000 Communications, Inc. (a)                                300               -
                                                PAETEC Holding Corp. (a)                                     18,000          69,660
                                                Primus Telecommunications Escrow (a)                         29,100               -
                                                RCN Corp. (a)                                                 4,500          41,850
                                                Shenandoah Telecom Co.                                        2,000          35,900
                                                SureWest Communications (a)                                     800           9,936
                                                TW Telecom, Inc. (a)                                         19,300         259,585
                                                Virgin Media, Inc.                                           32,955         458,734
                                                Vonage Holdings Corp. (a)(c)                                 18,600          25,854
                                                Warwick Valley Telephone Co.                                  1,500          17,715
                                                                                                                    ----------------
                                                                                                                          1,703,982
------------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.5%                    Allion Healthcare, Inc. (a)                                   3,200          18,720
                                                Arden Group, Inc., Class A                                      200          23,900
                                                Casey's General Stores, Inc.                                  6,700         210,246
                                                Core-Mark Holdings Co., Inc. (a)                              1,100          31,460
                                                Dairy Mart Convenience Stores, Inc. (a)                         500               -
                                                drugstore.com, Inc. (a)                                       3,400           8,262
                                                The Great Atlantic & Pacific Tea Co., Inc. (a)                3,920          34,927
                                                Ingles Markets, Inc., Class A                                 1,800          28,494
                                                Nash Finch Co.                                                1,520          41,557
                                                Natural Health Trends Corp. (a)                                 240             120
                                                Omnicare, Inc.                                               12,500         281,500
                                                The Pantry, Inc. (a)                                          3,500          54,880
                                                PetMed Express, Inc.                                          3,400          64,090

                                       18

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Rite Aid Corp. (a)(c)                                        64,300   $     105,452
                                                Ruddick Corp.                                                 4,400         117,128
                                                Spartan Stores, Inc.                                          2,700          38,151
                                                United Natural Foods, Inc. (a)                                4,300         102,856
                                                Village Super Market, Inc., Class A                             100           2,947
                                                Weis Markets, Inc.                                            1,200          38,340
                                                Winn-Dixie Stores, Inc. (a)                                   5,700          74,784
                                                                                                                    ----------------
                                                                                                                          1,277,814
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCERS - 1.9%                           Alico, Inc.                                                     400          11,756
                                                American Italian Pasta Co., Class A (a)                       2,300          62,514
                                                The Andersons, Inc.                                           2,600          91,520
                                                B&G Foods, Inc., Class A                                      5,500          45,045
                                                Bridgford Foods Corp. (a)                                       500           4,515
                                                Bunge Ltd. (c)                                               15,900         995,499
                                                Cagle's, Inc., Class A (a)                                      200             810
                                                Cal-Maine Foods, Inc. (c)                                     1,500          40,155
                                                Calavo Growers, Inc.                                          1,300          24,674
                                                Chiquita Brands International, Inc. (a)                       4,902          79,216
                                                Corn Products International, Inc.                             7,900         225,308
                                                Darling International, Inc. (a)                               8,900          65,415
                                                Del Monte Foods Co.                                          25,300         292,974
                                                Diamond Foods, Inc.                                           2,600          82,472
                                                Farmer Bros. Co.                                                700          14,490
                                                Flowers Foods, Inc.                                           9,018         237,083
                                                Fresh Del Monte Produce, Inc. (a)                             4,700         106,267
                                                Golden Enterprises, Inc.                                        600           1,806
                                                Green Mountain Coffee Roasters, Inc. (a)(c)                   4,800         354,432
                                                Griffin Land & Nurseries, Inc.                                  600          19,200
                                                HQ Sustainable Maritime Industries, Inc. (a)                  1,200          10,560
                                                Hain Celestial Group, Inc. (a)                                5,939         113,851
                                                Herbalife Ltd.                                                7,400         242,276
                                                Imperial Sugar Co., New Shares                                2,412          30,584
                                                J&J Snack Foods Corp.                                         1,900          82,061
                                                John B. Sanfilippo & Son, Inc. (a)                              700           8,134
                                                Lancaster Colony Corp.                                        2,400         123,048
                                                Lance, Inc.                                                   3,500          90,370
                                                Lifeway Foods, Inc. (a)                                       1,500          16,485
                                                MGP Ingredients, Inc. (a)                                     2,900          12,644
                                                Mannatech, Inc.                                               3,100          11,873
                                                Martek Biosciences Corp. (a)                                  3,700          83,583
                                                Mead Johnson Nutrition Co.                                    3,000         135,330
                                                Medifast, Inc. (a)                                            2,300          49,956
                                                Monterey Gourmet Foods, Inc. (a)                                700           1,421
                                                NBTY, Inc. (a)                                                6,000         237,480
                                                Nu Skin Enterprises, Inc., Class A                            5,800         107,474
                                                Nutraceutical International Corp. (a)                         1,400          15,778

                                       19

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Nutri/System, Inc.                                            2,500   $      38,150
                                                Omega Protein Corp. (a)                                       1,400           6,790
                                                Ralcorp Holdings, Inc. (a)                                    6,932         405,314
                                                Reliv International, Inc.                                     1,600           5,344
                                                Rocky Mountain Chocolate Factory, Inc.                        1,495          13,530
                                                Sanderson Farms, Inc.                                         2,650          99,746
                                                Schiff Nutrition International, Inc.                          2,800          14,588
                                                Seaboard Corp.                                                   40          52,001
                                                Seneca Foods Corp. (a)                                          200           5,480
                                                Smart Balance, Inc. (a)                                       6,900          42,366
                                                Smithfield Foods, Inc. (a)                                   18,958         261,620
                                                Tasty Baking Co.                                                400           2,624
                                                Tootsie Roll Industries, Inc.                                 2,215          52,673
                                                TreeHouse Foods, Inc. (a)                                     3,512         125,273
                                                USANA Health Sciences, Inc. (a)                               1,100          37,521
                                                Zapata Corp. (a)                                                800           5,568
                                                                                                                    ----------------
                                                                                                                          5,296,647
------------------------------------------------------------------------------------------------------------------------------------
FORESTRY & PAPER - 0.2%                         Boise, Inc. (a)                                               2,500          13,200
                                                Brookfield Infrastructure Partners LP                         1,500          24,690
                                                Buckeye Technologies, Inc. (a)                                4,300          46,139
                                                Clearwater Paper Corp. (a)                                    1,274          52,654
                                                Deltic Timber Corp.                                           1,400          64,078
                                                Domtar Corp. (a)                                              4,508         158,772
                                                Kapstone Paper and Packaging Corp. (a)                        4,600          37,444
                                                MAXXAM, Inc. (a)                                                900           9,045
                                                Neenah Paper, Inc.                                            2,900          34,133
                                                P.H. Glatfelter Co.                                           4,900          56,252
                                                Pope Resources, Ltd. LP                                         300           7,227
                                                Verso Paper Corp.                                             2,900           8,671
                                                Wausau Paper Corp.                                            5,400          54,000
                                                                                                                    ----------------
                                                                                                                            566,305
------------------------------------------------------------------------------------------------------------------------------------
GAS, WATER & MULTIUTILITIES - 1.6%              AGL Resources, Inc. (b)                                       8,100         285,687
                                                American States Water Co.                                     1,950          70,551
                                                American Water Works Co., Inc.                               10,010         199,599
                                                Amerigas Partners LP                                          2,600          93,704
                                                Aqua America, Inc.                                           14,217         250,788
                                                Artesian Resources Corp., Class A                               225           3,784
                                                Atmos Energy Corp.                                           11,500         324,070
                                                Avista Corp.                                                  6,000         121,320
                                                Cadiz, Inc. (a)                                               2,000          23,400
                                                California Water Service Group                                2,300          89,562
                                                Chesapeake Utilities Corp.                                    1,200          37,188
                                                Connecticut Water Service, Inc.                               1,000          22,390
                                                Delta Natural Gas Co., Inc.                                     100           2,650
                                                Energy, Inc.                                                    300           2,550

                                       20


MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Ferrellgas Partners LP (c)                                    3,700   $      73,704
                                                Florida Public Utilities Co.                                    199           2,418
                                                Inergy Holdings LP                                            1,100          51,040
                                                Inergy LP                                                     3,700         110,186
                                                The Laclede Group, Inc.                                       3,100          99,696
                                                Middlesex Water Co.                                           1,366          20,599
                                                National Fuel Gas Co.                                         8,050         368,771
                                                New Jersey Resources Corp.                                    5,560         201,884
                                                Northwest Natural Gas Co.                                     2,900         120,814
                                                Oneok, Inc.                                                  10,590         387,806
                                                PNM Resources, Inc.                                          10,500         122,640
                                                Pennichuck Corp.                                                477          10,380
                                                Piedmont Natural Gas Co.                                      8,900         213,066
                                                RGC Resources, Inc.                                             100           2,754
                                                SJW Corp.                                                     1,400          31,990
                                                South Jersey Industries, Inc.                                 4,100         144,730
                                                Southwest Gas Corp.                                           4,800         122,784
                                                Southwest Water Co.                                           5,671          27,901
                                                Star Gas Partners LP                                          3,100          11,253
                                                UGI Corp.                                                    11,460         287,188
                                                Vectren Corp.                                                 8,600         198,144
                                                WGL Holdings, Inc.                                            5,200         172,328
                                                                                                                    ----------------
                                                                                                                          4,309,319
------------------------------------------------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS - 1.2%                      AEP Industries, Inc. (a)                                      1,000          39,900
                                                Actuant Corp., Class A                                        6,300         101,178
                                                American International Industries, Inc. (a)                   3,400           3,774
                                                AptarGroup, Inc.                                              6,500         242,840
                                                Bway Holding Co. (a)                                            600          11,106
                                                Carlisle Cos., Inc.                                           7,000         237,370
                                                Colfax Corp. (a)                                              1,900          20,197
                                                Crown Holdings, Inc. (a)                                     18,000         489,600
                                                Graphic Packaging Holding Co. (a)                             8,800          20,328
                                                Greif, Inc.                                                   3,600         198,180
                                                Harsco Corp.                                                  8,900         315,149
                                                Kennametal, Inc.                                              8,800         216,568
                                                Landec Corp. (a)                                              3,800          24,320
                                                Myers Industries, Inc.                                        2,120          22,832
                                                Packaging Corp. of America                                   10,900         222,360
                                                Raven Industries, Inc.                                        1,900          50,787
                                                Rock-Tenn Co., Class A                                        4,900         230,839
                                                Silgan Holdings, Inc.                                         2,900         152,917
                                                Sonoco Products Co.                                          10,600         291,924
                                                Teleflex, Inc.                                                4,200         202,902
                                                Temple-Inland, Inc.                                          11,200         183,904
                                                Trimas Corp. (a)                                              3,600          18,360
                                                                                                                    ----------------
                                                                                                                          3,297,335
------------------------------------------------------------------------------------------------------------------------------------

                                       21

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL RETAILERS - 5.1%                        1-800-FLOWERS.COM, Inc., Class A (a)                          4,470   $      15,422
                                                99 Cents Only Stores (a)                                      3,866          51,998
                                                A.C. Moore Arts & Crafts, Inc. (a)                            3,100          11,160
                                                Aaron's, Inc. (b)                                             5,275         139,260
                                                Advance Auto Parts, Inc. (b)                                 11,500         451,720
                                                Aeropostale, Inc. (a)                                         8,225         357,541
                                                Amerco, Inc. (a)                                                800          36,688
                                                America's Car Mart, Inc. (a)                                  1,650          39,517
                                                American Eagle Outfitters, Inc.                              21,065         355,156
                                                American Public Education, Inc. (a)                           2,800          97,272
                                                AnnTaylor Stores Corp. (a)                                    7,575         120,367
                                                Asbury Automotive Group, Inc.                                 4,600          58,328
                                                Autobytel, Inc. (a)                                           8,000           5,600
                                                BJ's Wholesale Club, Inc. (a)                                 7,000         253,540
                                                Barnes & Noble, Inc.                                          5,400         119,988
                                                Beacon Roofing Supply, Inc. (a)                               4,900          78,302
                                                bebe Stores, Inc.                                             3,150          23,184
                                                Bidz.com, Inc. (a)                                              700           2,436
                                                Big 5 Sporting Goods Corp.                                    3,100          46,810
                                                Blockbuster, Inc., Class A (a)                               30,300          32,421
                                                Blue Nile, Inc. (a)                                           1,600          99,392
                                                The Bon-Ton Stores, Inc.                                      2,600          18,928
                                                Books-A-Million, Inc.                                         1,200          14,448
                                                Borders Group, Inc. (a)                                       6,200          19,282
                                                Bridgepoint Education, Inc. (a)                                 700          10,682
                                                Brown Shoe Co., Inc.                                          4,700          37,694
                                                The Buckle, Inc. (c)                                          3,725         127,171
                                                Build-A-Bear Workshop, Inc. (a)                               1,500           7,305
                                                CPI Corp.                                                     1,200          14,964
                                                Cabela's, Inc., Class A (a)(c)                                6,400          85,376
                                                Cache, Inc. (a)                                               2,300          11,408
                                                Capella Education Co. (a)                                     1,900         127,946
                                                CarMax, Inc. (a)                                             21,700         453,530
                                                Career Education Corp. (a)                                    7,868         191,822
                                                Casual Male Retail Group, Inc. (a)                            3,100          10,664
                                                The Cato Corp., Class A                                       4,150          84,203
                                                Charming Shoppes, Inc. (a)                                   13,855          68,028
                                                Chemed Corp.                                                  2,500         109,725
                                                Chico's FAS, Inc. (a)                                        18,900         245,700
                                                The Children's Place Retail Stores, Inc. (a)                  3,405         102,014
                                                Christopher & Banks Corp.                                     2,238          15,151
                                                Citi Trends, Inc. (a)                                         1,600          45,552
                                                Clean Energy Fuels Corp. (a)                                  5,700          82,137
                                                Coldwater Creek, Inc. (a)                                     7,470          61,254
                                                Collective Brands, Inc. (a)                                   6,400         110,912
                                                Collectors Universe, Inc. (a)                                 1,870          10,509

                                       22

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Conn's, Inc. (a)                                                800   $       9,032
                                                Copart, Inc. (a)                                              7,350         244,093
                                                Corinthian Colleges, Inc. (a)                                10,135         188,105
                                                Cost Plus, Inc. (a)                                           4,700           9,541
                                                DSW, Inc., Class A (a)                                        2,600          41,522
                                                dELiA*s, Inc. (a)                                             5,199          11,178
                                                Destination Maternity Corp. (a)                               1,200          21,756
                                                Dick's Sporting Goods, Inc. (a)                               9,500         212,800
                                                Dillard's, Inc., Class A (c)                                  7,400         104,340
                                                Dollar Tree, Inc. (a)                                        10,805         525,987
                                                Dress Barn, Inc. (a)                                          5,506          98,723
                                                Ediets.Com, Inc. (a)(c)                                         600           1,050
                                                The Finish Line, Inc., Class A                                4,947          50,262
                                                Finlay Enterprises, Inc. (a)                                    600               3
                                                Foot Locker, Inc.                                            16,500         197,175
                                                Fred's, Inc.                                                  4,150          52,830
                                                GSI Commerce, Inc. (a)                                        3,000          57,930
                                                Gaiam, Inc. (a)                                               2,460          17,171
                                                Gander Mountain Co. (a)                                       1,400           7,196
                                                Genesco, Inc. (a)                                             2,300          55,361
                                                Grand Canyon Education, Inc. (a)                              1,300          23,179
                                                Group 1 Automotive, Inc.                                      3,500          93,975
                                                Guess?, Inc.                                                  6,200         229,648
                                                Gymboree Corp. (a)                                            3,600         174,168
                                                HSN, Inc. (a)                                                 3,860          62,841
                                                Haverty Furniture Cos., Inc.                                  2,100          24,801
                                                Hibbett Sports, Inc. (a)                                      4,518          82,363
                                                Hillenbrand, Inc.                                             6,945         141,470
                                                Hot Topic, Inc. (a)                                           5,650          42,319
                                                ITT Educational Services, Inc. (a)                            4,610         508,990
                                                Internet Brands, Inc., Class A (a)                            1,300          10,374
                                                J. Crew Group, Inc. (a)                                       5,500         197,010
                                                Jackson Hewitt Tax Service, Inc.                              6,300          32,130
                                                Jo-Ann Stores, Inc. (a)                                       2,865          76,868
                                                Jos. A. Bank Clothiers, Inc. (a)                              2,556         114,432
                                                K12, Inc. (a)(c)                                              2,300          37,904
                                                Kirkland's, Inc. (a)                                          2,100          29,925
                                                Lazare Kaplan International, Inc. (a)                           300             750
                                                Learning Tree International, Inc. (a)                         1,800          20,502
                                                Liquidity Services, Inc. (a)                                  2,900          29,928
                                                Lithia Motors, Inc., Class A                                  2,100          32,739
                                                Lumber Liquidators, Inc. (a)                                  1,100          23,859
                                                Mac-Gray Corp. (a)                                              500           5,390
                                                MarineMax, Inc. (a)                                           4,400          34,364
                                                Matthews International Corp., Class A                         3,200         113,216
                                                Men's Wearhouse, Inc.                                         4,700         116,090

                                       23

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Midas, Inc. (a)                                               2,200   $      20,680
                                                Monro Muffler, Inc.                                           3,025          96,165
                                                Navarre Corp. (a)                                             5,600          12,320
                                                NetFlix, Inc. (a)(c)                                          5,720         264,092
                                                New York & Co. (a)                                            2,600          13,312
                                                Nobel Learning Communities, Inc. (a)                            100             938
                                                OfficeMax, Inc.                                              10,000         125,800
                                                Overstock.com, Inc. (a)                                       1,300          19,071
                                                PC Mall, Inc. (a)                                             2,100          14,406
                                                Pacific Sunwear of California, Inc. (a)                       7,225          37,209
                                                Penske Auto Group, Inc.                                       4,200          80,556
                                                The Pep Boys - Manny, Moe & Jack                              5,000          48,850
                                                Pet DRx Corp. (a)                                             4,900           2,548
                                                PetSmart, Inc.                                               15,500         337,125
                                                Pier 1 Imports, Inc. (a)                                      8,800          34,056
                                                Pre-Paid Legal Services, Inc. (a)                               930          47,244
                                                PriceSmart, Inc.                                              1,950          36,563
                                                The Princeton Review, Inc. (a)                                1,600           6,720
                                                The Providence Service Corp. (a)                              2,300          26,818
                                                RealNetworks, Inc. (a)                                        9,800          36,456
                                                Regis Corp.                                                   5,100          79,050
                                                Rent-A-Center, Inc. (a)                                       7,000         132,160
                                                Retail Ventures, Inc. (a)                                     2,200          11,594
                                                Rollins, Inc.                                                 5,050          95,193
                                                Ross Stores, Inc.                                            14,000         668,780
                                                Rush Enterprises, Inc., Class A (a)                           3,850          49,742
                                                Saks, Inc. (a)                                               16,300         111,166
                                                Sally Beauty Co., Inc. (a)                                    8,470          60,222
                                                Service Corp. International                                  25,400         178,054
                                                Sharper Image Corp. (a)(c)                                    2,800             112
                                                Shoe Carnival, Inc. (a)                                       1,800          27,756
                                                Shutterfly, Inc. (a)                                          2,700          44,901
                                                Signet Jewelers Ltd. (a)                                      8,800         231,704
                                                Sonic Automotive, Inc.                                        3,900          40,950
                                                Sotheby's Holdings, Inc., Class A                             7,400         127,502
                                                Sourceforge, Inc. (a)                                         3,600           4,536
                                                Stage Stores, Inc.                                            3,300          42,768
                                                Standard Parking Corp. (a)                                      500           8,745
                                                Stein Mart, Inc. (a)                                          4,100          52,111
                                                Stewart Enterprises, Inc., Class A                           10,200          53,346
                                                Stonemor Partners LP                                          1,800          30,888
                                                Strayer Education, Inc. (c)                                   1,700         370,056
                                                Suburban Propane Partners LP                                  1,500          62,730
                                                Susser Holdings Corp. (a)                                     1,700          21,369
                                                The Talbots, Inc.                                             3,300          30,459
                                                Ticketmaster Entertainment (a)                                3,860          45,123

                                       24

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Titan Machinery, Inc. (a)                                     2,100   $      26,292
                                                Tractor Supply Co. (a)                                        4,800         232,416
                                                Trans World Entertainment Corp. (a)                           2,400           2,184
                                                Tuesday Morning Corp. (a)                                     3,100          12,896
                                                Tween Brands, Inc. (a)                                        4,600          38,594
                                                Ulta Salon Cosmetics & Fragrance, Inc. (a)                    3,857          63,679
                                                Urban Outfitters, Inc. (a)                                   15,300         461,601
                                                VCA Antech, Inc. (a)                                          9,040         243,086
                                                ValueVision Media, Inc., Class A (a)                          2,800           9,268
                                                Weight Watchers International, Inc.                           3,750         102,900
                                                West Marine, Inc. (a)                                         1,600          12,576
                                                The Wet Seal, Inc., Class A (a)                               9,275          35,060
                                                Williams-Sonoma, Inc.                                        10,200         206,346
                                                Winmark Corp. (a)                                               600          12,378
                                                Zale Corp. (a)                                                4,200          30,030
                                                                                                                    ----------------
                                                                                                                         13,959,049
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES -              AMERIGROUP Corp. (a)                                          7,200         159,624
5.3%                                            ATS Medical, Inc. (a)                                         5,400          14,472
                                                Abaxis, Inc. (a)                                              2,800          74,900
                                                Abiomed, Inc. (a)                                             3,700          35,927
                                                Accuray, Inc. (a)                                             4,800          31,200
                                                AdvanSource Biomaterials Corp. (a)                            1,476             443
                                                Air Methods Corp. (a)                                         1,600          52,112
                                                Align Technology, Inc. (a)                                    6,500          92,430
                                                Alliance Healthcare Services, Inc. (a)                        3,300          18,678
                                                Allied Healthcare International, Inc. (a)                     3,100           8,680
                                                Almost Family, Inc. (a)                                       1,400          41,650
                                                Alphatec Holdings, Inc. (a)                                   1,200           5,520
                                                Amedisys, Inc. (a)                                            3,667         159,991
                                                America Service Group, Inc.                                   1,200          19,848
                                                American Medical Systems Holdings, Inc. (a)                   7,900         133,668
                                                Amsurg Corp. (a)                                              3,500          74,305
                                                Analogic Corp.                                                1,500          55,530
                                                AngioDynamics, Inc. (a)                                       2,590          35,690
                                                Anika Therapeutics, Inc. (a)                                  1,400           9,100
                                                Animal Health International, Inc. (a)                         3,100           6,572
                                                Aspect Medical Systems, Inc. (a)                              1,100          13,178
                                                Assisted Living Concepts, Inc. (a)                            1,760          36,467
                                                Atrion Corp.                                                    200          28,880
                                                Beckman Coulter, Inc.                                         8,000         551,520
                                                Bio-Rad Laboratories, Inc., Class A (a)                       2,000         183,760
                                                Bio-Reference Labs, Inc. (a)                                  2,100          72,240
                                                BioForm Medical, Inc. (a)                                     1,000           3,580
                                                BioSphere Medical, Inc. (a)                                     900           3,069
                                                Biolase Technology, Inc. (a)                                  2,400           5,424

                                       25

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Bioscript, Inc. (a)                                           2,596   $      17,549
                                                Bovie Medical Corp. (a)                                       1,600          12,560
                                                Brookdale Senior Living, Inc.                                 5,700         103,341
                                                Bruker BioSciences Corp. (a)                                  5,100          54,417
                                                CONMED Corp. (a)                                              3,150          60,386
                                                Candela Corp. (a)                                             7,200          23,760
                                                Cantel Medical Corp. (a)                                      1,400          21,084
                                                Cardiac Science Corp. (a)                                     3,210          12,840
                                                Cardica, Inc. (a)                                             2,700           4,077
                                                CardioNet, Inc. (a)                                           4,800          32,256
                                                Catalyst Health Solutions, Inc. (a)                           3,800         110,770
                                                Centene Corp. (a)                                             6,500         123,110
                                                Cepheid, Inc. (a)                                             6,500          85,930
                                                Chindex International, Inc. (a)                               1,450          18,241
                                                Clarient, Inc. (a)                                            6,800          28,628
                                                Clinical Data, Inc. (a)                                         687          11,452
                                                Community Health Systems, Inc. (a)                           10,100         322,493
                                                Conceptus, Inc. (a)                                           2,900          53,766
                                                The Cooper Cos., Inc.                                         5,943         176,685
                                                Corvel Corp. (a)                                              1,200          34,080
                                                Covance, Inc. (a)                                             7,700         416,955
                                                Cryo-Cell International, Inc. (a)                             1,900           3,724
                                                CryoLife, Inc. (a)                                            5,100          40,647
                                                Cutera, Inc. (a)                                                900           7,785
                                                Cyberonics, Inc. (a)                                          3,800          60,572
                                                Cynosure, Inc., Class A (a)                                   2,200          25,630
                                                Daxor Corp.                                                     700           8,295
                                                Delcath Systems Inc. (a)                                      2,900          14,239
                                                DexCom, Inc. (a)                                              4,800          38,064
                                                Dialysis Corp. of America (a)                                 1,300           7,826
                                                Dynacq Healthcare, Inc. (a)                                       4              13
                                                Edwards Lifesciences Corp. (a)                                6,800         475,388
                                                Electro-Optical Sciences, Inc. (a)                            3,800          36,404
                                                Emergency Medical Services Corp. (a)                          2,800         130,200
                                                Emeritus Corp. (a)                                            2,200          48,290
                                                Endologix, Inc. (a)                                           6,200          38,378
                                                The Ensign Group, Inc.                                          500           7,015
                                                eResearch Technology, Inc. (a)                                4,775          33,425
                                                Escalon Medical Corp. (a)                                       725           1,479
                                                ev3, Inc. (a)                                                 7,183          88,423
                                                Exactech, Inc. (a)                                            1,000          15,740
                                                Five Star Quality Care, Inc. (a)                                308           1,127
                                                Fonar Corp. (a)                                                 692           1,474
                                                Genoptix, Inc. (a)                                            2,600          90,428
                                                Gentiva Health Services, Inc. (a)                             3,200          80,032
                                                Gliatech, Inc. (a)                                              100               -

                                       26

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                HMS Holdings Corp. (a)                                        3,700   $     141,451
                                                Haemonetics Corp. (a)                                         3,500         196,420
                                                Hanger Orthopedic Group, Inc. (a)                             3,400          47,158
                                                Hansen Medical, Inc. (a)                                      2,100           7,350
                                                Health Grades, Inc. (a)                                       5,100          25,245
                                                Health Management Associates, Inc., Class A (a)              25,980         194,590
                                                Health Net, Inc. (a)                                         13,180         202,972
                                                HealthSouth Corp. (a)                                         9,600         150,144
                                                HealthSpring, Inc. (a)                                        4,900          60,025
                                                HealthTronics, Inc. (a)                                       1,900           4,674
                                                Healthcare Services Group, Inc.                               3,877          71,182
                                                Healthways, Inc. (a)                                          3,700          56,684
                                                Henry Schein, Inc. (a)                                       10,800         593,028
                                                Hill-Rom Holdings, Inc.                                       6,645         144,728
                                                Hologic, Inc. (a)                                            30,636         500,592
                                                Hooper Holmes, Inc. (a)                                       4,600           4,462
                                                Hydron Technologies, Inc. (a)                                 2,900             116
                                                Hythiam, Inc. (a)(c)                                         10,400           6,968
                                                I-Flow Corp. (a)                                              2,700          30,753
                                                ICU Medical, Inc. (a)                                         1,600          58,976
                                                IPC The Hospitalist Co., Inc. (a)                             2,300          72,335
                                                IRIS International, Inc. (a)                                  2,500          28,250
                                                Idexx Laboratories, Inc. (a)(c)                               6,400         320,000
                                                Immucor, Inc. (a)                                             7,337         129,865
                                                Insulet Corp. (a)                                             2,300          25,829
                                                Integra LifeSciences Holdings Corp. (a)                       2,300          78,545
                                                Invacare Corp.                                                3,500          77,980
                                                Inverness Medical Innovations, Inc. (a)                       8,775         339,856
                                                Kendle International, Inc. (a)                                2,700          45,144
                                                Kensey Nash Corp. (a)                                         1,400          40,530
                                                Kindred Healthcare, Inc. (a)                                  3,390          55,020
                                                Kinetic Concepts, Inc. (a)                                    7,815         288,999
                                                LCA-Vision, Inc. (a)                                          3,850          26,989
                                                LHC Group, Inc. (a)                                           2,300          68,839
                                                Lectec Corp. (a)                                                800           3,560
                                                LifePoint Hospitals, Inc. (a)                                 7,045         190,638
                                                Lincare Holdings, Inc. (a)                                    8,600         268,750
                                                MAKO Surgical Corp. (a)                                         700           6,132
                                                MEDTOX Scientific, Inc. (a)                                   1,600          14,560
                                                Magellan Health Services, Inc. (a)                            4,179         129,800
                                                Masimo Corp. (a)                                              5,100         133,620
                                                MedCath Corp. (a)                                             1,800          15,786
                                                Medical Action Industries, Inc. (a)                           1,800          21,726
                                                Mednax, Inc. (a)                                              5,100         280,092
                                                Meridian Bioscience, Inc.                                     4,425         110,669
                                                Merit Medical Systems, Inc. (a)                               3,068          53,168

                                       27

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Metropolitan Health Networks, Inc. (a)                          300   $         654
                                                Micrus Endovascular Corp. (a)                                 2,100          27,195
                                                Molina Healthcare, Inc. (a)                                   1,800          37,242
                                                NMT Medical, Inc. (a)                                         1,900           3,914
                                                Nanosphere, Inc. (a)                                            200           1,432
                                                National Dentex Corp. (a)                                       150           1,278
                                                National Healthcare Corp.                                       600          22,374
                                                Natus Medical, Inc. (a)                                       3,100          47,833
                                                Neogen Corp. (a)                                              1,612          52,051
                                                Neurometrix, Inc. (a)                                         1,700           5,457
                                                Nighthawk Radiology Holdings, Inc. (a)                        2,700          19,521
                                                NuVasive, Inc. (a)                                            3,900         162,864
                                                NxStage Medical, Inc. (a)                                     4,900          32,781
                                                OTIX Global, Inc. (a)                                         3,500           3,325
                                                Odyssey HealthCare, Inc. (a)                                  3,850          48,125
                                                Omnicell, Inc. (a)                                            3,800          42,332
                                                OraSure Technologies, Inc. (a)                                4,775          13,848
                                                Orthofix International NV (a)                                 2,300          67,597
                                                Orthovita, Inc. (a)                                           8,420          36,964
                                                Osteotech, Inc. (a)                                           3,300          14,685
                                                Owens & Minor, Inc.                                           5,200         235,300
                                                PC Group, Inc. (a)                                              300             162
                                                PSS World Medical, Inc. (a)                                   6,800         148,444
                                                Palomar Medical Technologies, Inc. (a)                        2,000          32,420
                                                Parexel International Corp. (a)                               8,000         108,720
                                                PharMerica Corp. (a)                                          3,423          63,565
                                                Pharmaceutical Product Development, Inc.                     13,500         296,190
                                                Psychemedics Corp.                                              125             775
                                                Psychiatric Solutions, Inc. (a)                               5,432         145,360
                                                Quidel Corp. (a)                                              4,000          64,920
                                                RTI Biologics, Inc. (a)                                       3,200          13,920
                                                RadNet, Inc. (a)                                              6,500          16,835
                                                RehabCare Group, Inc. (a)                                     2,600          56,394
                                                Res-Care, Inc. (a)                                            1,900          26,999
                                                ResMed, Inc. (a)                                              8,100         366,120
                                                Retractable Technologies, Inc. (a)                            1,300           2,106
                                                Rochester Medical Corp. (a)                                   1,700          20,468
                                                Rockwell Medical Technologies, Inc. (a)                       3,200          24,896
                                                Rural/Metro Corp. (a)                                         4,100          17,138
                                                SRI/Surgical Express, Inc. (a)                                1,000           2,820
                                                Sirona Dental Systems, Inc. (a)                               1,800          53,550
                                                Skilled Healthcare Group, Inc., Class A (a)                   2,700          21,681
                                                Somanetics Corp. (a)                                          2,500          40,300
                                                SonoSite, Inc. (a)                                            2,200          58,212
                                                Sparta Surgical Corp. (a)                                     1,900               -
                                                Spectranetic Corp. (a)                                        3,800          24,358

                                       28

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Staar Surgical Co. (a)                                        2,400   $       9,792
                                                Stereotaxis, Inc. (a)                                         2,600          11,596
                                                Steris Corp.                                                  6,000         182,700
                                                Sun Healthcare Group, Inc. (a)                                4,800          41,472
                                                Sunrise Senior Living, Inc. (a)                              10,700          32,421
                                                SurModics, Inc. (a)                                           1,800          44,280
                                                Symmetry Medical, Inc. (a)                                    3,600          37,332
                                                Synergetics USA, Inc. (a)                                       400             560
                                                Synovis Life Technologies, Inc. (a)                           2,600          35,880
                                                SyntheMed, Inc. (a)                                           8,500           2,210
                                                Theragenics Corp. (a)                                         1,900           3,040
                                                ThermoGenesis Corp. (a)                                       8,000           4,960
                                                Thoratec Corp. (a)                                            7,200         217,944
                                                Tomotherapy, Inc. (a)                                         5,200          22,516
                                                Trans1, Inc. (a)                                              1,100           5,291
                                                Triple-S Management Corp. (a)                                 1,400          23,478
                                                US Physical Therapy, Inc. (a)                                 1,600          24,112
                                                Uluru, Inc. (a)                                                 400              84
                                                Universal American Financial Corp. (a)                        4,400          41,448
                                                Universal Health Services, Inc., Class B                      5,700         353,001
                                                Urologix, Inc. (a)                                            1,700           2,023
                                                Utah Medical Products, Inc.                                     800          23,456
                                                Varian, Inc. (a)                                              3,050         155,733
                                                Vascular Solutions, Inc. (a)                                  1,500          12,405
                                                Virtual Radiologic Corp. (a)                                  1,600          20,848
                                                Volcano Corp. (a)                                             4,500          75,690
                                                WellCare Health Plans, Inc. (a)                               4,400         108,460
                                                West Pharmaceutical Services, Inc.                            3,600         146,196
                                                Wright Medical Group, Inc. (a)                                5,500          98,230
                                                Zoll Medical Corp. (a)                                        2,310          49,711
                                                                                                                    ----------------
                                                                                                                         14,501,630
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME                          ACCO Brands Corp. (a)                                         4,200          30,324
CONSTRUCTION - 1.7%                             Bassett Furniture Industries, Inc. (a)                          800           3,424
                                                Beazer Homes USA, Inc. (a)                                    6,964          38,929
                                                Blount International, Inc. (a)                                2,800          26,516
                                                Blyth, Inc.                                                     675          26,143
                                                Briggs & Stratton Corp.                                       4,700          91,227
                                                Brookfield Homes Corp. (c)                                    1,876          12,531
                                                Cavco Industries, Inc. (a)                                      710          25,205
                                                Central Garden & Pet Co., Class A (a)                         5,900          64,487
                                                Champion Enterprises, Inc. (a)                                8,300           3,818
                                                Church & Dwight Co., Inc.                                     7,900         448,246
                                                Compx International, Inc.                                     1,600          11,616
                                                Comstock Homebuilding Cos., Inc., Class A (a)                 3,800           3,990
                                                Dixie Group, Inc. (a)                                           900           2,772
                                                Energizer Holdings, Inc. (a)                                  8,100         537,354

                                       29

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Ethan Allen Interiors, Inc.                                   3,500   $      57,750
                                                Flexsteel Industries, Inc.                                      200           1,678
                                                Forward Industries, Inc. (a)                                  1,100           1,881
                                                Franklin Covey Co. (a)                                        3,300          19,305
                                                Furniture Brands International, Inc.                          4,400          24,332
                                                HNI Corp.                                                     3,300          77,880
                                                Herman Miller, Inc.                                           5,590          94,527
                                                hhgregg, Inc. (a)                                             1,400          23,716
                                                Hooker Furniture Corp.                                        1,700          22,950
                                                Hovnanian Enterprises, Inc., Class A (a)(c)                   8,700          33,408
                                                Interface, Inc., Class A                                      4,700          39,010
                                                iRobot Corp. (a)                                              2,100          25,851
                                                Jarden Corp.                                                  9,675         271,577
                                                Kid Brands, Inc. (a)                                          1,300           8,060
                                                Kimball International, Inc., Class B                          2,800          21,364
                                                Knoll, Inc.                                                   5,200          54,236
                                                L.S. Starrett Co., Class A                                      700           7,280
                                                La-Z-Boy, Inc.                                                5,700          49,305
                                                Libbey, Inc.                                                  1,082           4,166
                                                Lifetime Brands, Inc.                                         2,500          14,325
                                                M/I Homes, Inc. (a)                                           2,000          27,180
                                                MDC Holdings, Inc.                                            3,816         132,568
                                                Meritage Homes Corp. (a)                                      3,100          62,930
                                                Middleby Corp. (a)                                            2,011         110,625
                                                Mohawk Industries, Inc. (a)                                   5,964         284,423
                                                NVR, Inc. (a)                                                   696         443,610
                                                National Presto Industries, Inc.                                500          43,255
                                                Oil-Dri Corp. of America                                        700          10,150
                                                Orleans Homebuilders, Inc.                                      900           2,745
                                                Palm Harbor Homes, Inc. (a)                                   2,300           6,647
                                                Ryland Group, Inc.                                            5,700         120,099
                                                The Scotts Miracle-Gro Co.                                    5,500         236,225
                                                Sealy Corp. (a)                                               6,100          19,520
                                                Select Comfort Corp. (a)                                      5,750          27,313
                                                Skyline Corp.                                                 1,000          22,560
                                                Standard-Pacific Corp. (a)                                   15,000          55,350
                                                Stanley Furniture Co., Inc.                                   2,400          24,888
                                                Steelcase, Inc., Class A                                      6,400          39,744
                                                Tempur-Pedic International, Inc.                              8,400         159,096
                                                Toll Brothers, Inc. (a)                                      16,200         316,548
                                                Tupperware Corp.                                              7,555         301,596
                                                Virco Manufacturing Corp.                                       642           1,932
                                                WD-40 Co.                                                     1,900          53,960
                                                                                                                    ----------------
                                                                                                                          4,682,147
------------------------------------------------------------------------------------------------------------------------------------

                                       30

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 2.5%                   AGCO Corp. (a)                                                9,723   $     268,646
                                                Accuride Corp. (a)                                              700             192
                                                Alamo Group, Inc.                                             1,400          22,120
                                                Albany International Corp., Class A                           2,800          54,320
                                                Altra Holdings, Inc. (a)                                      4,300          48,117
                                                American Railcar Industries, Inc.                             1,800          19,098
                                                Astec Industries, Inc. (a)                                    1,900          48,393
                                                Broadwind Energy, Inc. (a)                                    2,100          16,569
                                                Brush Engineered Materials, Inc. (a)                          2,800          68,488
                                                Bucyrus International, Inc.                                   8,100         288,522
                                                CIRCOR International, Inc.                                    1,900          53,694
                                                Cascade Corp.                                                 1,200          32,088
                                                Chicago Rivet & Machine Co.                                     100           1,435
                                                Clarcor, Inc.                                                 5,600         175,616
                                                Columbus McKinnon Corp. (a)                                   2,100          31,815
                                                Commercial Vehicle Group, Inc. (a)                              700           4,557
                                                Crane Co.                                                     5,400         139,374
                                                Donaldson Co., Inc.                                           7,000         242,410
                                                Dynamic Materials Corp.                                       1,400          27,944
                                                The Eastern Co.                                                 300           4,770
                                                EnPro Industries, Inc. (a)                                    2,200          50,292
                                                Energy Recovery, Inc. (a)                                     6,800          39,576
                                                Federal Signal Corp.                                          3,600          25,884
                                                Flanders Corp. (a)                                            3,800          19,608
                                                Flow International Corp. (a)                                  4,500          11,655
                                                Freightcar America, Inc.                                      1,500          36,450
                                                Gardner Denver, Inc. (a)                                      6,900         240,672
                                                GenTek, Inc. (a)                                              1,500          57,060
                                                The Gorman-Rupp Co.                                           1,870          46,582
                                                Graco, Inc.                                                   6,387         178,006
                                                Graham Corp.                                                  2,300          35,765
                                                Greenbrier Cos., Inc.                                         2,800          32,788
                                                H&E Equipment Services, Inc. (a)                              2,900          32,857
                                                Hardinge, Inc.                                                1,900          11,780
                                                Hurco Companies, Inc. (a)                                     1,300          22,204
                                                IDEX Corp.                                                    8,625         241,069
                                                John Bean Technologies Corp.                                  3,105          56,418
                                                Joy Global, Inc.                                             11,900         582,386
                                                K-Tron International, Inc. (a)                                  300          28,563
                                                Kadant, Inc. (a)                                                780           9,461
                                                Kaydon Corp.                                                  3,800         123,196
                                                Key Technology Inc. (a)                                       1,100          11,825
                                                L.B. Foster Co., Class A (a)                                  1,400          42,812
                                                Lincoln Electric Holdings, Inc.                               4,295         203,798
                                                Lindsay Manufacturing Co. (c)                                 1,800          70,884
                                                Lydall, Inc. (a)                                              1,800           9,468

                                       31

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                MFRI, Inc. (a)                                                1,400   $      10,360
                                                Manitowoc Co.                                                16,600         157,202
                                                Met-Pro Corp.                                                 1,700          16,473
                                                Mine Safety Appliances Co.                                    3,300          90,783
                                                Mueller Industries, Inc.                                      3,400          81,158
                                                NACCO Industries, Inc., Class A                                 600          36,042
                                                NN, Inc.                                                      2,700          12,528
                                                Navistar International Corp. (a)                              6,500         243,230
                                                Nordson Corp.                                                 3,200         179,488
                                                Oshkosh Corp.                                                 9,700         300,021
                                                PMFG, Inc. (a)                                                  600           7,716
                                                Pentair, Inc.                                                10,450         308,484
                                                Robbins & Myers, Inc.                                         3,200          75,136
                                                SPX Corp.                                                     5,948         364,434
                                                Sauer-Danfoss, Inc.                                           1,100           8,437
                                                Spartan Motors, Inc.                                          2,275          11,694
                                                Standex International Corp.                                   1,400          27,762
                                                Sun Hydraulics, Inc.                                          1,650          34,749
                                                Sypris Solutions, Inc.                                        1,300           3,315
                                                Tecumseh Products Co., Class A (a)                            1,800          20,394
                                                Tennant Co.                                                   1,800          52,308
                                                Terex Corp. (a)                                              12,800         265,344
                                                Timken Co.                                                    7,800         182,754
                                                Toro Co. (c)                                                  4,590         182,544
                                                Trinity Industries, Inc.                                      8,500         146,115
                                                Twin Disc, Inc.                                               1,600          19,952
                                                Wabash National Corp.                                         1,800           4,896
                                                Westinghouse Air Brake Technologies Corp.                     5,100         191,403
                                                Woodward Governor Co.                                         6,000         145,560
                                                Xerium Technologies, Inc. (a)                                   300             390
                                                                                                                    ----------------
                                                                                                                          6,949,899
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 1.1%               Ampco-Pittsburgh Corp.                                        1,000          26,590
                                                Carpenter Technology Corp.                                    4,800         112,272
                                                Century Aluminum Co. (a)                                      6,700          62,645
                                                Cliffs Natural Resources, Inc.                               15,300         495,108
                                                Cold Metal Products, Inc. (a)                                 1,400               -
                                                Commercial Metals Co.                                        11,900         213,010
                                                Friedman Industries, Inc.                                       600           3,600
                                                Haynes International, Inc. (a)                                1,300          41,366
                                                Horsehead Holding Corp. (a)                                   5,200          60,944
                                                Intrepid Potash, Inc. (a)                                     5,700         134,463
                                                Kaiser Aluminum Corp.                                         1,300          47,268
                                                Olympic Steel, Inc.                                           1,705          48,916
                                                RTI International Metals, Inc. (a)                            4,100         102,131
                                                Reliance Steel & Aluminum Co.                                 6,824         290,429
                                                Southern Copper Corp. (c)                                     24,300        745,767

                                       32

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Steel Dynamics, Inc.                                         25,366   $     389,114
                                                Synalloy Corp.                                                1,300          12,337
                                                USEC, Inc. (a)                                               12,200          57,218
                                                Universal Stainless & Alloy Products, Inc. (a)                  700          12,775
                                                Uranium Energy Corp. (a)                                      8,800          25,960
                                                Uranium Resources, Inc. (a)                                   4,100           4,715
                                                WHX Corp. (a)                                                 1,600           3,072
                                                Worthington Industries, Inc.                                  6,800          94,520
                                                                                                                    ----------------
                                                                                                                          2,984,220
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION - 1.4%                ATC Technology Corp. (a)                                      2,205          43,571
                                                Air Transport Services Group, Inc. (a)                        3,000          10,380
                                                Aircastle Ltd.                                                5,600          54,152
                                                Alexander & Baldwin, Inc.                                     4,400         141,196
                                                American Commercial Lines, Inc. (a)                           1,125          32,760
                                                Arkansas Best Corp.                                           3,400         101,796
                                                Atlas Air Worldwide Holdings, Inc. (a)                        1,500          47,955
                                                Capital Product Partners LP                                   1,400          12,838
                                                Celadon Group, Inc. (a)                                       1,725          19,510
                                                Con-way, Inc.                                                 6,100         233,752
                                                Covenant Transport Group, Class A (a)                         2,700          13,257
                                                DHT Maritime, Inc.                                            5,500          20,680
                                                Dynamex, Inc. (a)                                               900          14,697
                                                Eagle Bulk Shipping, Inc. (c)                                 7,900          40,527
                                                Excel Maritime Carriers Ltd.                                  3,600          23,940
                                                Forward Air Corp.                                             3,200          74,080
                                                Frozen Food Express Industries, Inc.                          1,900           5,567
                                                Genco Shipping & Trading Ltd. (c)                             3,800          78,964
                                                General Maritime Corp. (a)                                    8,352          64,644
                                                Genesee & Wyoming, Inc., Class A (a)                          3,550         107,636
                                                HUB Group, Inc., Class A (a)                                  4,100          93,685
                                                Heartland Express, Inc.                                       7,008         100,915
                                                Horizon Lines, Inc., Class A                                  3,300          20,955
                                                International Shipholding Corp.                                 600          18,486
                                                J.B. Hunt Transport Services, Inc.                           11,400         366,282
                                                K-Sea Transportation Partners LP                              1,400          28,224
                                                Kansas City Southern (a)                                     11,400         301,986
                                                Kirby Corp. (a)                                               6,000         220,920
                                                Knight Transportation, Inc.                                   6,200         104,036
                                                Landstar System, Inc.                                         6,400         243,584
                                                Macquarie Infrastructure Co. LLC                              4,100          36,941
                                                Marten Transport Ltd. (a)                                     1,637          27,927
                                                Navios Maritime Partners LP                                   1,200          14,340
                                                OSG America LP                                                2,100          21,315
                                                OceanFreight, Inc.                                            1,500           2,010
                                                Old Dominion Freight Line, Inc. (a)                           3,362         102,306
                                                Overseas Shipholding Group, Inc.                              2,800         104,636

                                       33

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                P.A.M. Transportation Services, Inc. (a)                        400   $       3,316
                                                PHH Corp. (a)                                                 5,500         109,120
                                                Pacer International, Inc.                                     7,000          27,020
                                                Patriot Transportation Holding, Inc. (a)                        100           7,550
                                                Quality Distribution, Inc. (a)                                1,500           5,055
                                                SMF Energy Corp. (a)                                            600             228
                                                Saia, Inc. (a)                                                1,500          24,120
                                                Ship Finance International Ltd.                               4,000          49,160
                                                TAL International Group, Inc.                                 1,400          19,908
                                                TBS International Ltd. (a)                                    3,300          28,710
                                                Teekay Corp.                                                  4,500          98,415
                                                Textainer Group Holdings Ltd.                                 1,900          30,419
                                                USA Truck, Inc. (a)                                             700           8,890
                                                UTI Worldwide, Inc.                                          10,200         147,696
                                                Universal Truckload Services, Inc.                              900          14,859
                                                Werner Enterprises, Inc.                                      7,100         132,273
                                                Willis Lease Finance Corp. (a)                                  200           2,734
                                                World Fuel Services Corp.                                     3,800         182,666
                                                YRC Worldwide, Inc. (a)(c)                                   10,629          47,299
                                                                                                                    ----------------
                                                                                                                          3,889,888
------------------------------------------------------------------------------------------------------------------------------------
LEISURE GOODS - 1.1%                            Activision Blizzard, Inc. (a)(b)                             70,288         870,868
                                                Aldila, Inc. (a)                                                100             394
                                                Arctic Cat, Inc.                                              1,300           9,178
                                                Brunswick Corp.                                              11,600         138,968
                                                Callaway Golf Co.                                             6,800          51,748
                                                DTS, Inc. (a)                                                 2,200          60,236
                                                Drew Industries, Inc. (a)                                     2,200          47,718
                                                Emerson Radio Corp. (a)                                       1,700           2,176
                                                Escalade, Inc.                                                  900           2,268
                                                Garmin Ltd.                                                  14,300         539,682
                                                Glu Mobile, Inc. (a)                                          4,200           4,914
                                                Jakks Pacific, Inc. (a)                                       3,013          43,146
                                                Koss Corp.                                                      200           2,330
                                                Leapfrog Enterprises, Inc. (a)                                3,600          14,796
                                                Majesco Entertainment Co. (a)                                 1,500           2,055
                                                Marine Products Corp.                                           700           3,871
                                                Marvel Entertainment, Inc. (a)                                5,500         272,910
                                                Meade Instruments Corp. (a)                                      10              37
                                                Nautilus, Inc. (a)                                            2,400           4,080
                                                Polaris Industries, Inc.                                      3,600         146,808
                                                Pool Corp.                                                    5,250         116,655
                                                RC2 Corp. (a)                                                 1,970          28,073
                                                Sport Supply Group, Inc.                                      2,100          21,399
                                                Steinway Musical Instruments, Inc. (a)                        1,310          15,550
                                                THQ, Inc. (a)                                                10,150          69,426
                                                Take-Two Interactive Software, Inc. (a)                      11,000         123,310

                                       34

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Thor Industries, Inc.                                         3,685   $     114,051
                                                TiVo, Inc. (a)                                               11,265         116,705
                                                Universal Electronics, Inc. (a)                               1,700          34,714
                                                Winnebago Industries, Inc.                                    4,600          67,666
                                                Zumiez, Inc. (a)                                              2,600          42,666
                                                                                                                    ----------------
                                                                                                                          2,968,398
------------------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE - 0.4%                           American Equity Investment Life Holding Co.                   6,100          42,822
                                                American Independence Corp. (a)                                  48             228
                                                Amerisafe, Inc. (a)                                           3,700          63,825
                                                Citizens, Inc. (a)                                            2,890          18,322
                                                Conseco, Inc. (a)                                            24,300         127,818
                                                Delphi Financial Group, Inc., Class A                         4,450         100,703
                                                eHealth, Inc. (a)                                             2,700          39,204
                                                FBL Financial Group, Inc., Class A                            1,700          33,031
                                                Independence Holding Co.                                        720           4,234
                                                Kansas City Life Insurance Co.                                  700          21,798
                                                National Western Life Insurance Co., Class A                    307          54,026
                                                The Phoenix Cos., Inc. (a)                                    8,700          28,275
                                                Presidential Life Corp.                                       3,100          32,116
                                                Protective Life Corp.                                        10,000         214,200
                                                Stancorp Financial Group, Inc.                                5,000         201,850
                                                                                                                    ----------------
                                                                                                                            982,452
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 3.4%                                    4Kids Entertainment, Inc. (a)                                 1,000           1,680
                                                AH Belo Corp.                                                 1,296           4,186
                                                Alloy, Inc. (a)                                               1,300           8,801
                                                American Greetings Corp., Class A                             4,400          98,120
                                                Arbitron, Inc.                                                2,900          60,204
                                                Ascent Media Corp., Class A (a)                               1,406          35,994
                                                Avid Technology, Inc. (a)                                     3,356          47,286
                                                Beasley Broadcasting Group, Inc., Class A                     4,100          14,145
                                                Belo Corp., Class A                                           9,980          53,992
                                                CKX, Inc. (a)                                                 6,000          40,260
                                                CSS Industries, Inc.                                            904          17,872
                                                CTM Media Holdings, Inc. (a)                                    511             306
                                                CTN Media Group, Inc. (a)                                        50               -
                                                Cablevision Systems Corp., Class A                           26,900         638,875
                                                Citadel Broadcasting Corp. (a)                               19,200           1,190
                                                Clear Channel Outdoor Holdings, Inc., Class A (a)             5,900          41,300
                                                ComScore, Inc. (a)                                            2,100          37,821
                                                Constant Contact, Inc. (a)                                    2,200          42,350
                                                Crown Media Holdings, Inc., Class A (a)                       1,500           2,340
                                                Cumulus Media, Inc., Class A (a)                              6,165          10,665
                                                DG FastChannel, Inc. (a)                                      2,938          61,522

                                       35

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                DISH Network Corp. (a)                                       23,865   $     459,640
                                                Discovery Communications, Inc., Class A (a)                  34,000         982,260
                                                Dolan Media Co. (a)                                           4,000          47,960
                                                Dolby Laboratories, Inc., Class A (a)                         6,800         259,692
                                                DreamWorks Animation SKG, Inc., Class A (a)                   8,700         309,459
                                                EDCI Holdings, Inc. (a)                                         470           2,810
                                                EW Scripps Co.                                                3,233          24,248
                                                Emmis Communications Corp., Class A (a)                       6,400           5,376
                                                Entercom Communications Corp.                                 3,000          15,300
                                                Entravision Communications Corp., Class A (a)                 6,500          11,245
                                                Factset Research Systems, Inc. (c)                            4,950         327,888
                                                Fisher Communications, Inc. (a)                                 700          12,726
                                                Global Traffic Network, Inc. (a)                              1,900           8,873
                                                Gray Television, Inc.                                        10,300          23,896
                                                HSW International, Inc. (a)                                     400             192
                                                Harte-Hanks, Inc.                                             4,300          59,469
                                                Hollywood Media Corp. (a)                                     4,300           6,622
                                                IHS, Inc., Class A (a)                                        5,300         270,989
                                                iBEAM Broadcasting Corp. (a)                                     80               -
                                                infoGROUP, Inc.                                               3,200          22,432
                                                Interactive Data Corp.                                        3,600          94,356
                                                inVentiv Health, Inc. (a)                                     4,180          69,931
                                                John Wiley & Sons, Inc., Class A                              5,000         173,900
                                                Journal Communications, Inc., Class A                         4,500          16,560
                                                Knology, Inc. (a)                                             3,500          34,125
                                                The Knot, Inc. (a)                                            3,100          33,852
                                                Lamar Advertising Co., Class A (a)(c)                         7,407         203,248
                                                Lee Enterprises, Inc.                                         3,700          10,175
                                                Liberty Global, Inc. (a)                                     25,841         583,231
                                                Liberty Global, Inc., Series C (a)                            3,922          88,088
                                                Liberty Media Corp. - Entertainment, Class A (a)             60,328       1,876,804
                                                Liberty Media Holding Corp. - Capital (a)                    10,407         217,714
                                                Liberty Media Holding Corp. - Interactive (a)                68,836         755,131
                                                Lin TV Corp., Class A (a)                                     3,200          15,136
                                                Local.com Corp. (a)                                             500           2,495
                                                LodgeNet Interactive Corp. (a)                                3,600          27,180
                                                Marchex, Inc., Class B                                        3,200          15,712
                                                Martha Stewart Living Omnimedia, Inc., Class A (a)            5,000          31,300
                                                McClatchy Co., Class A (c)                                   12,800          32,768
                                                Media General, Inc., Class A                                  2,100          17,955
                                                Mediacom Communications Corp., Class A (a)                    5,900          33,984
                                                Morningstar, Inc. (a)                                         2,000          97,120
                                                New Frontier Media, Inc. (a)                                  5,400          11,610
                                                Nexstar Broadcasting Group, Inc., Class A (a)                 4,500          15,435
                                                Outdoor Channel Holdings, Inc. (a)                              400           2,616

                                       36

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                PDI, Inc. (a)                                                 1,000   $       4,580
                                                Playboy Enterprises, Inc., Class B (a)                        2,100           6,342
                                                Primedia, Inc.                                                3,905           9,841
                                                RHI Entertainment, Inc. (a)                                     300             954
                                                Radio One, Inc., Class D (a)                                  2,000           1,960
                                                Regent Communications, Inc. (a)                               2,900           1,247
                                                SPAR Group, Inc. (a)                                          1,400             994
                                                Saga Communications, Inc. (a)                                   357           4,784
                                                Salem Communications Corp., Class A (a)                       1,600           3,616
                                                Salon Media Group, Inc. (a)                                      30               3
                                                Schawk, Inc.                                                  2,100          24,507
                                                Scholastic Corp.                                              3,410          82,999
                                                Sinclair Broadcast Group, Inc., Class A                       8,400          30,072
                                                Sirius XM Radio, Inc. (a)(c)                                433,550         275,304
                                                Spanish Broadcasting System, Inc., Class A (a)                5,100           2,398
                                                TechTarget, Inc. (a)                                          1,100           6,270
                                                TheStreet.com, Inc.                                           2,600           7,540
                                                Valassis Communications, Inc. (a)                             5,200          92,976
                                                Value Line, Inc.                                                100           3,087
                                                ValueClick, Inc. (a)                                         11,155         147,134
                                                Vertro, Inc. (a)                                              4,400           1,980
                                                WPT Enterprises, Inc. (a)                                     2,100           2,058
                                                Warner Music Group Corp. (a)                                  7,700          42,581
                                                WebMD Health Corp., Class A (a)                               1,300          43,056
                                                WebMediaBrands, Inc. (a)                                      1,900           1,368
                                                Westwood One, Inc. (a)                                           18             124
                                                                                                                    ----------------
                                                                                                                          9,328,187
------------------------------------------------------------------------------------------------------------------------------------
MINING - 1.1%                                   AMCOL International Corp.                                     2,200          50,358
                                                Alliance Holdings GP LP                                       1,300          26,819
                                                Alliance Resource Partners LP                                 1,900          68,894
                                                Allied Nevada Gold Corp. (a)                                  6,600          64,614
                                                Alpha Natural Resources, Inc. (a)                            19,045         668,479
                                                Arch Coal, Inc.                                              19,100         422,683
                                                Atna Resources Ltd. (a)                                       1,792           1,290
                                                Coeur d'Alene Mines Corp. (a)                                 9,770         200,285
                                                Compass Minerals International, Inc.                          4,200         258,804
                                                Evergreen Energy, Inc. (a)(c)                                 8,200           5,084
                                                General Moly, Inc. (a)                                        6,700          21,105
                                                Hecla Mining Co. (a)(c)                                      31,800         139,602
                                                International Coal Group, Inc. (a)                           11,700          47,151
                                                James River Coal Co. (a)                                      3,900          74,529
                                                National Coal Corp. (a)                                       2,700           3,321
                                                Natural Resource Partners LP                                  3,000          62,610
                                                Patriot Coal Corp. (a)                                       10,000         117,600
                                                Penn Virginia GP Holdings LP                                  2,000          25,660

                                       37

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Penn Virginia Resource Partners LP                            3,100   $      53,134
                                                Royal Gold, Inc.                                              5,335         243,276
                                                Solitario Exploration & Royalty Corp. (a)                     6,600          13,002
                                                Stillwater Mining Co. (a)                                     4,984          33,492
                                                Timberline Resources Corp. (a)                                6,000           4,380
                                                US Gold Corp. (a)                                             9,100          26,299
                                                Vista Gold Corp. (a)                                          3,800           9,044
                                                Walter Industries, Inc.                                       6,400         384,384
                                                Westmoreland Coal Co. (a)                                     1,600          13,008
                                                                                                                    ----------------
                                                                                                                          3,038,907
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 0.5%                Atlantic Tele-Network, Inc.                                   1,100          58,762
                                                Centennial Communications Corp. (a)                           7,900          63,042
                                                FiberTower Corp. (a)                                         22,700          24,516
                                                Globalstar, Inc. (a)                                          5,600           4,256
                                                iPCS, Inc. (a)                                                1,900          33,060
                                                Leap Wireless International, Inc. (a)                         8,000         156,400
                                                NII Holdings, Inc. (a)                                       20,400         611,592
                                                NTELOS Holdings Corp.                                         4,800          84,768
                                                ORBCOMM, Inc. (a)(c)                                          1,800           4,896
                                                Purple Communications, Inc. (a)                                   6              13
                                                Telephone & Data Systems, Inc.                                7,500         232,575
                                                Telephone & Data Systems, Inc. (Special Shares)               2,900          86,072
                                                TerreStar Corp. (a)                                           5,100          11,679
                                                U.S. Cellular Corp. (a)                                       1,600          62,512
                                                USA Mobility, Inc.                                            3,200          41,216
                                                Virgin Mobile USA, Inc. (a)                                   5,800          29,000
                                                                                                                    ----------------
                                                                                                                          1,504,359
------------------------------------------------------------------------------------------------------------------------------------
NONLIFE INSURANCE - 9.0%                        21st Century Holding Co.                                      1,300           5,148
                                                AMBAC Financial Group, Inc. (c)                              42,700          71,736
                                                Affirmative Insurance Holdings, Inc.                          2,600          12,792
                                                Alleghany Corp. (a)                                             665         172,268
                                                Allied World Assurance Holdings Ltd.                          4,400         210,892
                                                AmTrust Financial Services, Inc.                              4,300          49,063
                                                American Financial Group, Inc.                                8,250         210,375
                                                American National Insurance Co.                               1,600         136,320
                                                American Physicians Capital, Inc.                             1,533          44,166
                                                American Safety Insurance Holdings Ltd. (a)                     300           4,740
                                                Arch Capital Group Ltd. (a)                                   7,005         473,118
                                                Argo Group International Holdings Ltd. (a)                    3,339         112,457
                                                Arthur J. Gallagher & Co.                                    10,400         253,448
                                                Aspen Insurance Holdings Ltd.                                 9,700         256,759
                                                Assured Guaranty Ltd.                                        13,823         268,443
                                                Atlantic American Corp. (a)                                     700             735
                                                Axis Capital Holdings Ltd.                                   16,100         485,898
                                                Baldwin & Lyons, Inc., Class B                                  950          22,277

                                       38

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Berkshire Hathaway, Inc., Class A (a)                           139   $  14,039,000
                                                Brown & Brown, Inc.                                          12,000         229,920
                                                CNA Financial Corp.                                           3,029          73,120
                                                CNA Surety Corp. (a)                                          1,900          30,780
                                                Donegal Group, Inc., Class A                                    500           7,720
                                                EMC Insurance Group, Inc.                                     1,100          23,243
                                                Eastern Insurance Holdings, Inc.                              1,900          18,107
                                                Employers Holdings, Inc.                                      5,500          85,140
                                                Endurance Specialty Holdings Ltd.                             6,600         240,702
                                                Enstar Group Ltd. (a)                                           600          37,362
                                                Erie Indemnity Co., Class A                                   3,200         119,872
                                                Everest Re Group Ltd.                                         6,700         587,590
                                                FPIC Insurance Group, Inc. (a)                                1,500          50,325
                                                First Acceptance Corp. (a)                                    1,327           3,583
                                                First American Corp.                                          8,635         279,515
                                                First Mercury Financial Corp.                                 2,400          31,968
                                                Flagstone Reinsurance Holdings Ltd.                           4,500          50,760
                                                Greenlight Capital Re Ltd. (a)                                3,700          69,560
                                                HCC Insurance Holdings, Inc.                                 12,250         335,038
                                                The Hanover Insurance Group, Inc.                             6,500         268,645
                                                Harleysville Group, Inc.                                      1,400          44,310
                                                Horace Mann Educators Corp.                                   4,300          60,071
                                                Infinity Property & Casualty Corp.                            1,800          76,464
                                                InsWeb Corp. (a)                                                 83             263
                                                Insure.com, Inc. (a)                                            366           1,083
                                                Life Partners Holdings, Inc. (c)                              1,631          29,195
                                                Maiden Holdings Ltd.                                          4,400          31,988
                                                Markel Corp. (a)                                              1,094         360,823
                                                Max Capital Group Ltd.                                        5,300         113,261
                                                Meadowbrook Insurance Group, Inc.                             4,400          32,560
                                                Mercer Insurance Group, Inc.                                  1,400          25,298
                                                Mercury General Corp.                                         2,800         101,304
                                                Montpelier Re Holdings Ltd.                                   9,300         151,776
                                                NYMAGIC, Inc.                                                   600          10,356
                                                National Interstate Corp.                                       600          10,500
                                                National Security Group, Inc.                                   120             956
                                                Navigators Group, Inc. (a)                                    1,700          93,500
                                                Odyssey Re Holdings Corp.                                     2,100         136,101
                                                Old Republic International Corp.                             24,512         298,556
                                                OneBeacon Insurance Group Ltd.                                2,600          35,724
                                                PMA Capital Corp., Class A (a)                                4,695          26,715
                                                PartnerRe Ltd.                                                6,500         500,110
                                                Platinum Underwriters Holdings Ltd.                           6,500         232,960
                                                ProAssurance Corp. (a)                                        4,400         229,636
                                                RLI Corp.                                                     2,100         110,838
                                                Reinsurance Group of America, Inc.                            8,100         361,260

                                       39

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                RenaissanceRe Holdings Ltd.                                   6,900   $     377,844
                                                Safety Insurance Group, Inc.                                  1,800          59,256
                                                SeaBright Insurance Holdings, Inc. (a)                        4,300          49,106
                                                Selective Insurance Group, Inc.                               5,800          91,234
                                                Specialty Underwriters' Alliance, Inc. (a)                    3,600          23,760
                                                State Auto Financial Corp.                                    1,425          25,550
                                                Tower Group, Inc.                                             4,262         103,950
                                                Transatlantic Holdings, Inc.                                  6,231         312,609
                                                Unico American Corp.                                            300           2,973
                                                United America Indemnity, Ltd. (a)                            2,700          19,953
                                                United Fire & Casualty Co.                                    2,000          35,800
                                                Unitrin, Inc.                                                 4,800          93,552
                                                Universal Insurance Holdings, Inc.                              400           2,012
                                                Validus Holdings Ltd.                                         8,655         223,307
                                                W.R. Berkley Corp.                                           16,090         406,755
                                                Wesco Financial Corp.                                           145          47,198
                                                White Mountains Insurance Group, Inc.                           852         261,572
                                                Zenith National Insurance Corp.                               5,150         159,135
                                                                                                                    ----------------
                                                                                                                         24,743,759
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 3.7%                      ATP Oil & Gas Corp. (a)(c)                                    5,000          89,450
                                                Abraxas Petroleum Corp. (a)                                   7,700          13,783
                                                Adams Resources & Energy, Inc.                                  800          16,040
                                                Alon USA Energy, Inc.                                         1,500          14,895
                                                American Oil & Gas, Inc. (a)                                  7,400          14,578
                                                Apco Oil and Gas International, Inc.                          1,000          22,920
                                                Approach Resources, Inc. (a)                                  1,300          11,804
                                                Arena Resources, Inc. (a)                                     5,000         177,500
                                                Atlas Energy, Inc.                                            7,147         193,469
                                                BP Prudhoe Bay Royalty Trust (c)                              2,400         179,160
                                                BPZ Resources, Inc. (a)                                      10,100          75,952
                                                Barnwell Industries, Inc. (a)                                   600           2,610
                                                Berry Petroleum Co., Class A                                  4,400         117,832
                                                Bill Barrett Corp. (a)                                        3,600         118,044
                                                BreitBurn Energy Partners LP                                  3,700          42,069
                                                Brigham Exploration Co. (a)                                  10,200          92,616
                                                CNX Gas Corp. (a)                                             2,800          85,960
                                                CREDO Petroleum Corp. (a)                                     1,700          17,204
                                                CVR Energy, Inc. (a)                                          5,854          72,824
                                                Callon Petroleum Co. (a)                                      1,100           2,013
                                                Cano Petroleum, Inc. (a)                                     10,900          13,843
                                                Carrizo Oil & Gas, Inc. (a)                                   3,900          95,511
                                                Cheniere Energy, Inc. (a)                                     9,500          27,835
                                                Cimarex Energy Co.                                            8,916         386,241
                                                Clayton Williams Energy, Inc. (a)                             1,100          33,132

                                       40

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Comstock Resources, Inc. (a)                                  5,800   $     232,464
                                                Concho Resources, Inc. (a)                                    7,800         283,296
                                                Contango Oil & Gas Co. (a)                                    1,500          76,590
                                                Continental Resources, Inc. (a)                               3,200         125,344
                                                Cross Timbers Royalty Trust                                     956          29,148
                                                Delek US Holdings, Inc.                                       1,600          13,712
                                                Delta Petroleum Corp. (a)                                    24,435          42,761
                                                Dorchester Minerals LP                                        2,400          54,168
                                                Double Eagle Pete & Mining Co. (a)                            1,800           8,604
                                                Dune Energy, Inc. (a)                                         7,800           1,170
                                                EXCO Resources, Inc. (a)                                     18,800         351,372
                                                Eagle Rock Energy Partners LP                                 5,400          23,220
                                                Edge Petroleum Corp. (a)                                      5,600           3,135
                                                Encore Acquisition Co. (a)                                    5,500         205,700
                                                Encore Energy Partners LP                                     3,700          59,089
                                                Endeavour International Corp. (a)                            20,400          24,684
                                                Energen Corp.                                                 8,700         374,970
                                                FX Energy, Inc. (a)                                           5,900          19,057
                                                Forest Oil Corp. (a)                                         12,500         244,625
                                                Frontier Oil Corp.                                           12,900         179,568
                                                GMX Resources Inc. (a)                                        3,500          54,985
                                                Gasco Energy, Inc. (a)                                        5,700           2,793
                                                GeoMet, Inc. (a)                                                100             169
                                                GeoPetro Resources Co. (a)                                    7,600           5,776
                                                GeoResources, Inc. (a)                                        1,200          13,260
                                                Global Partners LP                                            1,300          32,500
                                                Goodrich Petroleum Corp. (a)                                  3,700          95,497
                                                Gulfport Energy Corp. (a)                                     3,900          34,086
                                                Harvest Natural Resources, Inc. (a)                           4,000          20,520
                                                Holly Corp.                                                   5,700         146,034
                                                Houston American Energy Corp.                                 2,100           7,371
                                                Hugoton Royalty Trust                                         6,000         107,460
                                                John D. Oil & Gas Co. (a)                                     6,000             420
                                                Legacy Reserves LP                                            1,000          16,930
                                                Linn Energy LLC (c)                                           7,800         178,698
                                                Mariner Energy, Inc. (a)                                     10,508         149,003
                                                Martin Midstream Partners LP                                  1,400          37,324
                                                McMoRan Exploration Co. (a)                                   7,200          54,360
                                                Meridian Resource Corp. (a)                                   5,100           2,091
                                                Newfield Exploration Co. (a)                                 14,598         621,291
                                                Northern Oil And Gas, Inc. (a)                                2,200          18,480
                                                Panhandle Oil & Gas, Inc.                                       900          19,224
                                                Parallel Petroleum Corp. (a)                                  8,400          26,628
                                                Penn Virginia Corp.                                           6,100         139,751
                                                PetroHawk Energy Corp. (a)                                   34,701         840,111
                                                Petroleum Development Corp. (a)                               2,480          46,277

                                       41

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Petroquest Energy, Inc. (a)                                   7,300   $      47,377
                                                Pioneer Southwest Energy Partners LP                            700          14,728
                                                Plains Exploration & Production Co. (a)                      15,019         415,426
                                                Quest Energy Partners LP                                      2,300           5,290
                                                Quest Resource Corp. (a)                                      4,000           2,360
                                                Quicksilver Resources, Inc. (a)                              14,860         210,863
                                                Ram Energy Resources, Inc. (a)                                7,700           9,317
                                                Regency Energy Partners LP                                    1,700          33,337
                                                Rex Energy Corp. (a)                                          4,600          38,410
                                                Rosetta Resources, Inc. (a)                                   5,700          83,733
                                                SandRidge Energy, Inc. (a)                                   18,300         237,168
                                                Southern Union Co.                                           12,854         267,235
                                                St. Mary Land & Exploration Co.                               6,900         223,974
                                                Stone Energy Corp. (a)                                        5,609          91,483
                                                Swift Energy Co. (a)                                          4,100          97,088
                                                Syntroleum Corp. (a)                                          9,000          24,300
                                                Toreador Resources Corp.                                      3,400          33,966
                                                Tri-Valley Corp. (a)(c)                                       4,300          11,696
                                                Ultra Petroleum Corp. (a)                                    18,100         886,176
                                                Vaalco Energy, Inc. (a)                                       6,500          29,900
                                                Venoco, Inc. (a)                                              2,700          31,077
                                                W&T Offshore, Inc.                                            3,000          35,130
                                                Warren Resources, Inc. (a)                                    6,500          19,240
                                                Western Gas Partners LP                                       2,100          37,170
                                                Western Refining, Inc. (a)                                    8,145          52,535
                                                Whiting Petroleum Corp. (a)                                   6,300         362,754
                                                Williams Partners LP                                          1,400          32,606
                                                Zion Oil & Gas, Inc. (a)                                        963           9,399
                                                                                                                    ----------------
                                                                                                                         10,284,739
------------------------------------------------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES &                       Allis-Chalmers Energy, Inc. (a)                               2,000           8,720
DISTRIBUTION - 3.7%                             Atlas Pipeline Holdings LP                                    1,100           4,180
                                                Atlas Pipeline Partners LP                                    4,400          32,164
                                                Atwood Oceanics, Inc. (a)                                     6,100         215,147
                                                Basic Energy Services, Inc. (a)                               2,600          22,074
                                                Boardwalk Pipeline Partners LP                                3,900          96,798
                                                Bolt Technology Corp. (a)                                     1,300          16,341
                                                Boots & Coots, Inc. (a)                                       6,900          11,109
                                                Bristow Group, Inc. (a)                                       2,900          86,101
                                                Bronco Drilling Co., Inc. (a)                                 3,500          22,925
                                                Buckeye GP Holdings LP                                        1,700          40,970
                                                Buckeye Partners LP (c)                                       2,500         121,025
                                                CARBO Ceramics, Inc.                                          2,750         141,762
                                                Cal Dive International, Inc. (a)                              4,075          40,302
                                                Chart Industries, Inc. (a)                                    3,100          66,929
                                                Cheniere Energy Partners LP                                   2,600          25,350
                                                Complete Production Services, Inc. (a)                        5,900          66,670

                                       42

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Copano Energy LLC Common Units                                1,600   $      29,120
                                                Crosstex Energy LP                                            4,300          22,661
                                                Crosstex Energy, Inc.                                         7,900          41,712
                                                DCP Midstream Partners LP                                       800          19,880
                                                Dawson Geophysical Co. (a)                                    1,300          35,594
                                                Dresser-Rand Group, Inc. (a)                                  9,100         282,737
                                                Dril-Quip, Inc. (a)                                           3,300         163,812
                                                El Paso Pipeline Partners LP                                    900          18,657
                                                Enbridge Energy Management LLC (a)                            1,343          60,556
                                                Enbridge Energy Partners LP                                   3,800         171,228
                                                Energy Transfer Equity LP                                    10,800         302,400
                                                Energy Transfer Partners LP                                   5,400         229,770
                                                Enterprise GP Holdings LP                                     1,200          35,496
                                                Enterprise Products Partners LP                              18,005         509,902
                                                Exterran Holdings, Inc. (a)                                   7,463         177,172
                                                Exterran Partners LP                                          1,200          21,600
                                                Flotek Industries, Inc. (a)                                   2,400           4,944
                                                Genesis Energy LP                                             3,100          49,879
                                                Geokinetics, Inc. (a)                                         1,500          31,800
                                                Global Industries Ltd. (a)                                   11,730         111,435
                                                Gulf Island Fabrication, Inc.                                 1,630          30,546
                                                Gulfmark Offshore, Inc. (a)                                   2,500          81,850
                                                Helix Energy Solutions Group, Inc. (a)                       10,184         152,556
                                                Helmerich & Payne, Inc.                                      10,400         411,112
                                                Hercules Offshore, Inc. (a)                                  13,100          64,321
                                                Hiland Holdings GP LP                                         1,800           4,284
                                                Hiland Partners LP                                              600           4,590
                                                Holly Energy Partners LP                                      1,200          46,812
                                                Hornbeck Offshore Services, Inc. (a)                          3,100          85,436
                                                ION Geophysical Corp. (a)                                     9,600          33,792
                                                Key Energy Services, Inc. (a)                                13,600         118,320
                                                Kinder Morgan Energy Partners LP (c)                         10,400         561,808
                                                Kinder Morgan Management LLC (a)                              3,508         166,104
                                                Lufkin Industries, Inc.                                       2,200         116,996
                                                Magellan Midstream Partners LP (c)                            7,446         279,979
                                                MarkWest Energy Partners LP (c)                               2,282          53,924
                                                Matrix Service Co. (a)                                        3,000          32,610
                                                Mitcham Industries, Inc. (a)                                  1,700          10,540
                                                NATCO Group, Inc., Class A (a)                                2,200          97,416
                                                NGAS Resources, Inc. (a)                                      4,700          11,233
                                                Natural Gas Services Group (a)                                2,200          38,764
                                                Newpark Resources, Inc. (a)                                   6,900          22,149
                                                Nustar Energy LP                                              2,000         103,680
                                                Nustar GP Holdings LLC                                        3,000          74,400
                                                OGE Energy Corp.                                             11,600         383,728
                                                ONEOK Partners LP                                             3,100         164,021

                                       43

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                OYO Geospace Corp. (a)                                        1,100   $      28,413
                                                Oceaneering International, Inc. (a)                           5,900         334,825
                                                Oil States International, Inc. (a)                            5,500         193,215
                                                Omni Energy Services Corp. (a)                                3,600           5,580
                                                PHI, Inc. (a)                                                 1,900          38,532
                                                Parker Drilling Co. (a)                                      12,500          68,250
                                                Patterson-UTI Energy, Inc.                                   19,010         287,051
                                                Pioneer Drilling Co. (a)                                      5,500          40,370
                                                Plains All American Pipeline LP (a)                           7,241         335,186
                                                Pride International, Inc. (a)                                18,400         560,096
                                                RPC, Inc.                                                     3,375          35,370
                                                SEACOR Holdings, Inc. (a)                                     2,177         177,709
                                                Seahawk Drilling, Inc. (a)                                    1,773          55,123
                                                Spectra Energy Partners LP                                    1,700          41,344
                                                Sulphco, Inc. (a)(c)                                         12,700          17,399
                                                Sunoco Logistics Partners LP                                  1,600          94,800
                                                Superior Energy Services, Inc. (a)                            8,226         185,250
                                                Superior Well Services, Inc. (a)                              2,100          20,328
                                                T-3 Energy Services, Inc. (a)                                 2,200          43,340
                                                TC PipeLines LP                                               1,400          53,340
                                                TEPPCO Partners LP                                            4,300         149,296
                                                Targa Resources Partners LP                                   1,700          31,892
                                                Teekay LNG Partners LP                                        2,000          49,640
                                                Teekay Offshore Partners LP                                   1,900          31,293
                                                Tesco Corp. (a)                                               2,300          18,354
                                                Tetra Technologies, Inc. (a)                                  8,250          79,943
                                                Tidewater, Inc.                                               6,355         299,257
                                                Transmontaigne Partners LP                                    1,400          37,660
                                                Trico Marine Services, Inc. (a)                               3,300          25,476
                                                Union Drilling, Inc. (a)                                      2,700          20,628
                                                Unit Corp. (a)                                                5,000         206,250
                                                Williams Pipeline Partners LP                                 1,800          34,488
                                                                                                                    ----------------
                                                                                                                         10,089,591
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL GOODS - 1.2%                           Alberto-Culver Co.                                            9,370         259,362
                                                American Apparel, Inc. (a)                                    3,100          10,881
                                                Bare Escentuals, Inc. (a)                                     6,600          78,474
                                                Carter's, Inc. (a)                                            6,200         165,540
                                                Charles & Colvard Ltd. (a)                                    1,750             997
                                                Chattem, Inc. (a)                                             2,600         172,666
                                                Cherokee, Inc.                                                1,900          45,543
                                                Columbia Sportswear Co.                                       1,600          65,856
                                                Crocs, Inc. (a)                                               9,000          59,850
                                                Culp, Inc. (a)                                                  600           3,342
                                                Deckers Outdoor Corp. (a)                                     1,800         152,730
                                                Elizabeth Arden, Inc. (a)                                     3,300          38,841
                                                FGX International Holdings Ltd. (a)                           2,200          30,690
                                                Fossil, Inc. (a)                                              6,117         174,029

                                       44

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                G-III Apparel Group, Ltd. (a)                                 1,200   $      16,980
                                                Hanesbrands, Inc. (a)                                         9,900         211,860
                                                Heelys, Inc.                                                  3,700           7,844
                                                Helen of Troy Ltd. (a)                                        2,800          54,404
                                                Iconix Brand Group, Inc. (a)                                  7,281          90,794
                                                Inter Parfums, Inc.                                           2,450          29,915
                                                Joe's Jeans, Inc. (a)                                         2,300           1,587
                                                Jones Apparel Group, Inc.                                     9,500         170,335
                                                K-Swiss, Inc., Class A                                        3,200          28,128
                                                Kenneth Cole Productions, Inc., Class A                       1,800          18,054
                                                Lacrosse Footwear, Inc.                                         500           6,075
                                                Lakeland Industries, Inc. (a)                                 1,210           9,995
                                                Liz Claiborne, Inc.                                          13,600          67,048
                                                Maidenform Brands, Inc. (a)                                   1,600          25,696
                                                Movado Group, Inc.                                            2,600          37,778
                                                Oxford Industries, Inc.                                       1,900          37,430
                                                Parlux Fragrances, Inc. (a)                                   1,100           2,376
                                                Perry Ellis International, Inc. (a)                           2,100          33,684
                                                Phillips-Van Heusen Corp.                                     6,300         269,577
                                                Phoenix Footwear Group, Inc. (a)                              1,000             470
                                                Physicians Formula Holdings, Inc. (a)                         1,000           2,810
                                                Quiksilver, Inc. (a)                                         12,500          34,375
                                                Revlon, Inc., Class A (a)                                     2,989          14,527
                                                Rocky Brands, Inc. (a)                                        1,000           6,170
                                                Skechers U.S.A., Inc., Class A (a)                            4,700          80,558
                                                Steven Madden Ltd. (a)                                        2,100          77,301
                                                Superior Uniform Group, Inc.                                  1,500          11,670
                                                Tandy Brands Accessories, Inc.                                  200             682
                                                Timberland Co., Class A (a)                                   4,000          55,680
                                                True Religion Apparel, Inc. (a)                               2,800          72,604
                                                Under Armour, Inc., Class A (a)(c)                            4,000         111,320
                                                Unifi, Inc. (a)                                               3,200          10,240
                                                Volcom, Inc. (a)                                              2,200          36,256
                                                The Warnaco Group, Inc. (a)                                   5,800         254,388
                                                Weyco Group, Inc.                                               700          16,030
                                                Wolverine World Wide, Inc.                                    5,400         134,136
                                                                                                                    ----------------
                                                                                                                          3,297,578
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY -               AMAG Pharmaceuticals, Inc. (a)                                2,300         100,464
4.4%                                            ARCA Biopharma, Inc. (a)                                        511           1,814
                                                ARYx Therapeutics, Inc. (a)                                   2,900           9,077
                                                AVI BioPharma, Inc. (a)                                      19,800          34,056
                                                Aastrom Biosciences, Inc. (a)                                14,600           6,323
                                                The Abraxis Bioscience, Inc. (a)                                613          22,301
                                                Acadia Pharmaceuticals, Inc. (a)                              4,500           7,695
                                                Acorda Therapeutics, Inc. (a)                                 4,200          97,776
                                                Acura Pharmaceuticals, Inc. (a)                               2,600          13,286
                                                Adolor Corp. (a)                                              7,200          11,448

                                       45

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Affymax, Inc. (a)                                             1,300   $      31,057
                                                Affymetrix, Inc. (a)                                          9,260          81,303
                                                Akorn, Inc. (a)                                               8,100          11,097
                                                Albany Molecular Research, Inc. (a)                           2,000          17,320
                                                Alexion Pharmaceuticals, Inc. (a)                             9,900         440,946
                                                Alexza Pharmaceuticals, Inc. (a)                              3,600           8,100
                                                Alkermes, Inc. (a)                                           10,400          95,576
                                                Allos Therapeutics, Inc. (a)                                  9,900          71,775
                                                Alnylam Pharmaceuticals, Inc. (a)                             3,900          88,452
                                                Altus Pharmaceuticals, Inc. (a)                                 500             100
                                                Amicus Therapeutics, Inc. (a)                                 1,700          14,875
                                                Amylin Pharmaceuticals, Inc. (a)                             15,400         210,826
                                                Anadys Pharmaceuticals, Inc. (a)                              8,800          23,144
                                                Anesiva, Inc. (a)                                               400             104
                                                Antigenics, Inc. (a)(c)                                      12,100          25,047
                                                Ardea Biosciences, Inc. (a)                                   1,900          34,808
                                                Arena Pharmaceuticals, Inc. (a)(c)                           13,640          60,971
                                                Ariad Pharmaceuticals, Inc. (a)                              18,700          41,514
                                                Arqule, Inc. (a)                                              5,130          23,290
                                                Array Biopharma, Inc. (a)                                     5,200          12,376
                                                AspenBio Pharma, Inc. (a)                                     1,500           3,060
                                                Auxilium Pharmaceuticals, Inc. (a)                            5,500         188,155
                                                Avanir Pharmaceuticals, Inc. (a)                              7,050          14,664
                                                Avigen, Inc. (a)                                              1,000           1,490
                                                BioCryst Pharmaceuticals, Inc. (a)(c)                         4,400          36,256
                                                BioMarin Pharmaceuticals, Inc. (a)                           11,100         200,688
                                                BioMimetic Therapeutics, Inc. (a)                             1,750          21,367
                                                Biodel, Inc. (a)                                                600           3,222
                                                CEL-SCI Corp. (a)(c)                                         23,000          39,560
                                                CPEX Pharmaceuticals, Inc. (a)                                   90             894
                                                Cadence Pharmaceuticals, Inc. (a)                             2,300          25,438
                                                Caliper Life Sciences, Inc. (a)                               2,385           6,726
                                                Caraco Pharmaceutical Laboratories Ltd. (a)                   1,400           7,126
                                                Celera Corp. (a)                                              8,800          54,824
                                                Cell Genesys, Inc. (a)                                        5,750           2,001
                                                Cell Therapeutics, Inc. (a)(c)                               63,395          77,976
                                                Celldex Therapeutics, Inc. (a)                                4,666          25,616
                                                Cerus Corp. (a)                                              10,900          23,871
                                                Charles River Laboratories International, Inc. (a)            7,492         277,054
                                                Chelsea Therapeutics International, Inc. (a)                  5,000          12,550
                                                Columbia Laboratories, Inc. (a)                               7,400           9,546
                                                Cubist Pharmaceuticals, Inc. (a)                              7,900         159,580
                                                CuraGen Corp. (a)                                             8,400          12,348
                                                Curis, Inc. (a)                                               3,300           7,722
                                                Cypress Bioscience, Inc. (a)                                  4,200          34,314
                                                CytRx Corp. (a)                                              24,700          27,664

                                       46

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Cytokinetics, Inc. (a)                                        4,200   $      22,218
                                                Cytori Therapeutics, Inc. (a)                                 6,400          25,280
                                                Dendreon Corp. (a)                                           14,030         392,700
                                                Depomed, Inc. (a)                                             7,300          31,901
                                                Discovery Laboratories, Inc. (a)                             26,700          36,312
                                                Durect Corp. (a)                                              7,200          19,224
                                                Dusa Pharmaceuticals, Inc. (a)                                1,300           1,417
                                                Dyax Corp. (a)                                                8,000          28,720
                                                Dynavax Technologies Corp. (a)                                5,100           9,282
                                                EPIX Pharmaceuticals, Inc. (a)                                7,566             106
                                                Emergent Biosolutions, Inc. (a)                               2,500          44,150
                                                Emisphere Technologies, Inc. (a)                              4,800           3,643
                                                Endo Pharmaceuticals Holdings, Inc. (a)                      12,900         291,927
                                                Entremed, Inc. (a)                                            4,300           1,935
                                                Enzo Biochem, Inc. (a)                                        3,973          28,129
                                                Enzon Pharmaceuticals, Inc. (a)                               5,500          45,375
                                                EpiCept Corp. (a)(c)                                            673             604
                                                Exact Sciences Corp. (a)                                      1,600           4,448
                                                Exelixis, Inc. (a)                                           11,500          73,370
                                                Facet Biotech Corp. (a)                                       3,680          63,627
                                                GTC Biotherapeutics, Inc. (a)                                   900           1,440
                                                GTx, Inc. (a)(c)                                              2,400          30,720
                                                Gen-Probe, Inc. (a)                                           6,400         265,216
                                                GenVec, Inc. (a)                                             28,200          21,742
                                                General Liquidating Trust Certificates (a)                      566               1
                                                Genomic Health, Inc. (a)                                      2,100          45,906
                                                Genta, Inc. (a)                                                  26              26
                                                Geron Corp. (a)                                              11,400          74,784
                                                Halozyme Therapeutics, Inc. (a)                               7,300          51,903
                                                Harvard Bioscience, Inc. (a)                                  1,520           5,761
                                                Helicos BioSciences Corp. (a)                                   500           1,430
                                                Hemispherx Biopharma, Inc. (a)(c)                            22,200          44,400
                                                Hi-Tech Pharmacal Co., Inc. (a)                               1,775          39,831
                                                Hollis-Eden Pharmaceuticals, Inc. (a)                         2,300           1,357
                                                Human Genome Sciences, Inc. (a)(c)                           18,100         340,642
                                                Idenix Pharmaceuticals, Inc. (a)                              3,600          11,124
                                                Idera Pharmaceuticals, Inc. (a)                               2,100          15,561
                                                Illumina, Inc. (a)(c)                                        15,192         645,660
                                                ImmunoGen, Inc. (a)                                           5,600          45,416
                                                Immunomedics, Inc. (a)                                       10,300          56,856
                                                Impax Laboratories, Inc. (a)                                  4,200          36,708
                                                Incyte Corp. (a)                                             11,200          75,600
                                                Infinity Pharmaceuticals, Inc. (a)                            1,000           6,230
                                                Inovio Biomedical Corp. (a)                                  13,600          21,488
                                                Insmed, Inc. (a)                                             13,600          11,152
                                                Inspire Pharmaceuticals, Inc. (a)                             6,300          32,886

                                       47

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                InterMune, Inc. (a)                                           3,800   $      60,534
                                                Isis Pharmaceuticals, Inc. (a)                                9,900         144,243
                                                Ista Pharmaceuticals, Inc. (a)                                5,300          23,638
                                                Javelin Pharmaceuticals, Inc. (a)                             6,200          12,090
                                                Jazz Pharmaceuticals, Inc. (a)(c)                             3,800          30,476
                                                K-V Pharmaceutical Co., Class A (a)                           4,100          12,587
                                                Keryx Biopharmaceuticals, Inc. (a)                           11,900          27,846
                                                La Jolla Pharmaceutical Co. (a)                               5,540           1,173
                                                Lexicon Genetics, Inc. (a)                                    3,100           6,603
                                                Ligand Pharmaceuticals, Inc., Class B (a)                    10,594          24,472
                                                Luminex Corp. (a)                                             5,300          90,100
                                                MAP Pharmaceuticals, Inc. (a)                                   300           3,138
                                                MDRNA, Inc. (a)                                               3,390           4,746
                                                MannKind Corp. (a)(c)                                         7,400          72,890
                                                Matrixx Initiatives, Inc. (a)                                 1,800          10,224
                                                Maxygen, Inc. (a)                                             4,300          28,767
                                                Medicines Co. (a)                                             7,470          82,245
                                                Medicis Pharmaceutical Corp., Class A                         6,500         138,775
                                                Medivation, Inc. (a)                                          3,300          89,562
                                                Micromet, Inc. (a)(c)                                         5,733          38,182
                                                MiddleBrook Pharmaceuticals, Inc. (a)                         8,000           9,200
                                                Molecular Insight Pharmaceuticals, Inc. (a)                   3,700          20,461
                                                Momenta Pharmaceuticals, Inc. (a)                             3,400          36,074
                                                Myriad Genetics, Inc. (a)                                    12,100         331,540
                                                Myriad Pharmaceuticals, Inc. (a)                              5,100          29,886
                                                NPS Pharmaceuticals, Inc. (a)                                 6,340          25,487
                                                Nabi Biopharmaceuticals (a)                                   5,700          20,463
                                                Nektar Therapeutics (a)                                      10,100          98,374
                                                Neurocrine Biosciences, Inc. (a)                              5,345          16,302
                                                Neurogen Corp. (a)                                            2,600             614
                                                Nile Therapeutics, Inc. (a)                                   4,900           8,085
                                                Novavax, Inc. (a)(c)                                         11,700          46,332
                                                OSI Pharmaceuticals, Inc. (a)                                 6,567         231,815
                                                Obagi Medical Products, Inc. (a)                              2,700          31,320
                                                OncoGenex Pharmaceutical, Inc. (a)                              700          25,200
                                                Onyx Pharmaceuticals, Inc. (a)                                7,700         230,769
                                                Opko Health, Inc. (a)                                         8,500          19,380
                                                Optimer Pharmaceuticals, Inc. (a)(c)                          3,700          50,061
                                                Orchid Cellmark, Inc. (a)                                     1,745           2,932
                                                Ore Pharmaceuticals, Inc. (a)                                   380             247
                                                Orexigen Therapeutics, Inc. (a)                               5,400          53,190
                                                Orthologic Corp. (a)                                          4,100           3,239
                                                Osiris Therapeutics, Inc. (a)(c)                              2,000          13,320
                                                OxiGene, Inc. (a)                                             2,000           2,840
                                                PDL BioPharma, Inc.                                          16,600         130,808
                                                Pain Therapeutics, Inc. (a)                                   4,500          22,770

                                       48

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Palatin Technologies, Inc. (a)                               10,600   $       3,604
                                                Par Pharmaceutical Cos., Inc. (a)                             4,800         103,248
                                                Penwest Pharmaceuticals Co. (a)                               4,600           9,614
                                                Peregrine Pharmaceuticals, Inc. (a)(c)                       20,800          14,352
                                                Perrigo Co.                                                   9,000         305,910
                                                Pharmacyclics, Inc. (a)                                       3,849           7,544
                                                Pharmasset, Inc. (a)                                          2,300          48,622
                                                Poniard Pharmaceuticals, Inc. (a)                               933           6,979
                                                Pozen, Inc. (a)                                               3,300          24,288
                                                Prestige Brands Holdings, Inc. (a)                            3,900          27,456
                                                Progenics Pharmaceuticals, Inc. (a)                           3,200          16,768
                                                Questcor Pharmaceuticals, Inc. (a)                            6,900          38,088
                                                RXi Pharmaceuticals Corp. (a)                                   507           1,242
                                                Raptor Pharmaceutical Corp. (a)                                  22              73
                                                Regeneron Pharmaceuticals, Inc. (a)                           6,800         131,240
                                                Repligen Corp. (a)                                            3,300          16,533
                                                Repros Therapeutics, Inc. (a)                                 1,300           1,170
                                                Rexahn Pharmaceuticals, Inc. (a)                              5,000           4,400
                                                Rigel Pharmaceuticals, Inc. (a)                               4,065          33,333
                                                SIGA Technologies, Inc. (a)                                   4,000          31,560
                                                Salix Pharmaceuticals Ltd. (a)                                6,503         138,254
                                                Sangamo Biosciences, Inc. (a)(c)                              4,200          34,482
                                                Santarus, Inc. (a)                                            2,700           8,883
                                                Savient Pharmaceuticals, Inc. (a)                             8,084         122,877
                                                Sciclone Pharmaceuticals, Inc. (a)                            7,700          32,802
                                                Seattle Genetics, Inc. (a)                                    7,944         111,454
                                                Sepracor, Inc. (a)                                           11,655         266,900
                                                Sequenom, Inc. (a)(c)                                         8,566          27,668
                                                Somaxon Pharmaceuticals, Inc. (a)                             3,000           7,140
                                                Spectrum Pharmaceuticals, Inc. (a)                            5,916          39,815
                                                StemCells, Inc. (a)                                          19,100          31,133
                                                Strategic Diagnostics, Inc. (a)                               5,000           8,800
                                                Sucampo Pharmaceuticals, Inc., Class A (a)                      900           5,247
                                                SuperGen, Inc. (a)                                            3,130           8,357
                                                Synta Pharmaceuticals Corp. (a)                               2,100           6,510
                                                Targacept, Inc. (a)                                             500          10,685
                                                Targeted Genetics Corp. (a)                                     850             276
                                                Techne Corp.                                                  4,000         250,200
                                                Telik, Inc. (a)                                               8,430           6,693
                                                Theravance, Inc. (a)                                          5,500          80,520
                                                Threshold Pharmaceuticals, Inc. (a)                           1,216           2,213
                                                Transcept Pharmaceuticals, Inc. (a)                             800          11,064
                                                Transgenomic, Inc. (a)                                          900             630
                                                Trimeris, Inc.                                                2,900           7,076
                                                Trubion Pharmaceuticals, Inc. (a)                               400           2,024
                                                Unigene Laboratories, Inc. (a)                               10,700          13,375

                                       49

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                United Therapeutics Corp. (a)                                 5,800   $     284,142
                                                Valeant Pharmaceuticals International (a)                     7,800         218,868
                                                Vanda Pharmaceuticals, Inc. (a)                               3,700          43,068
                                                Vertex Pharmaceuticals, Inc. (a)                             21,362         809,620
                                                Via Pharmaceuticals, Inc. (a)                                     9               3
                                                Vical, Inc. (a)                                               7,500          31,950
                                                Vion Pharmaceuticals, Inc. (a)                                  330             333
                                                ViroPharma, Inc. (a)                                          7,400          71,188
                                                Vivus, Inc. (a)                                               9,400          98,230
                                                XOMA Ltd. (a)                                                28,400          23,004
                                                Xenoport, Inc. (a)                                            3,000          63,690
                                                ZymoGenetics, Inc. (a)                                        5,900          35,636
                                                                                                                    ----------------
                                                                                                                         11,982,675
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES -             American Realty Investors, Inc. (a)                             500           5,785
0.5%                                            Avatar Holdings, Inc. (a)                                       700          13,300
                                                Brookfield Properties Corp.                                  29,300         329,918
                                                California Coastal Communities, Inc. (a)                      3,200           4,960
                                                Consolidated-Tomoka Land Co.                                    300          11,490
                                                Forest City Enterprises, Inc., Class A                       13,100         175,147
                                                Forestar Group, Inc. (a)                                      3,333          57,261
                                                Grubb & Ellis Co. (a)                                         4,922           8,318
                                                HFF, Inc., Class A (a)                                        2,700          18,198
                                                Hilltop Holdings, Inc. (a)                                    5,680          69,637
                                                Jones Lang LaSalle, Inc.                                      5,025         238,034
                                                LoopNet, Inc. (a)                                             4,000          36,160
                                                Market Leader, Inc. (a)                                       1,600           3,456
                                                Maui Land & Pineapple Co., Inc. (a)                             400           2,516
                                                Move, Inc. (a)                                               12,824          34,625
                                                Reis, Inc. (a)                                                2,000          10,800
                                                The St. Joe Co. (a)(c)                                       10,200         297,024
                                                Stratus Properties, Inc. (a)                                    200           1,630
                                                Tejon Ranch Co. (a)                                             900          23,112
                                                Thomas Properties Group, Inc.                                 2,600           7,514
                                                Transcontinental Realty Investors, Inc. (a)                     100           1,170
                                                W.P. Carey & Co. LLC                                          2,500          70,775
                                                ZipRealty, Inc. (a)                                           1,049           4,406
                                                                                                                    ----------------
                                                                                                                          1,425,236
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                   AMB Property Corp. (b)                                       15,800         362,610
(REITs) - 5.6%                                  Acadia Realty Trust                                           3,427          51,645
                                                Agree Realty Corp.                                            1,400          32,102
                                                Alesco Financial, Inc. (a)                                    1,795           2,244
                                                Alexander's, Inc.                                               300          88,764
                                                Alexandria Real Estate Equities, Inc. (b)(c)                  4,800         260,880
                                                American Campus Communities, Inc.                             6,375         171,169
                                                American Capital Agency Corp.                                 2,300          65,435
                                                Annaly Capital Management, Inc.                              64,400       1,168,216

                                       50

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Anthracite Capital, Inc. (d)                                  8,800   $       9,240
                                                Anworth Mortgage Asset Corp.                                 15,500         122,140
                                                Arbor Realty Trust, Inc.                                      2,800           7,952
                                                Arlington Asset Investment Corp. (a)                          9,710           4,758
                                                Ashford Hospitality Trust, Inc.                              10,000          34,600
                                                Associated Estates Realty Corp.                               4,000          38,480
                                                BRE Properties                                                6,735         210,806
                                                BRT Realty Trust                                              2,000          11,400
                                                BioMed Realty Trust, Inc.                                    10,600         146,280
                                                Brandywine Realty Trust                                      13,914         153,611
                                                CBL & Associates Properties, Inc. (c)                        15,120         146,664
                                                Camden Property Trust                                         6,757         272,307
                                                CapLease, Inc.                                                5,600          22,568
                                                Capital Trust, Inc.                                           2,100           6,384
                                                Capstead Mortgage Corp.                                       9,200         127,972
                                                Care Investment Trust, Inc.                                   2,700          20,709
                                                Cedar Shopping Centers, Inc.                                  5,400          34,830
                                                Chimera Investment Corp.                                     68,100         260,142
                                                Cogdell Spencer, Inc.                                         6,700          32,160
                                                Colonial Properties Trust                                     4,600          44,758
                                                Corporate Office Properties Trust                             7,200         265,536
                                                Cousins Properties, Inc.                                      9,250          76,590
                                                Cypress Sharpridge Investments, Inc.                          2,500          35,500
                                                DCT Industrial Trust, Inc.                                   21,600         110,376
                                                Developers Diversified Realty Corp.                          13,922         128,639
                                                DiamondRock Hospitality Co.                                  15,200         123,120
                                                Digital Realty Trust, Inc.                                    7,800         356,538
                                                Douglas Emmett, Inc.                                         12,500         153,500
                                                Duke Realty Corp.                                            23,775         285,538
                                                Dupont Fabros Technology, Inc.                                4,700          62,651
                                                Dynex Capital Corp.                                           1,200          10,116
                                                Eastgroup Properties, Inc.                                    2,700         103,194
                                                Education Realty Trust, Inc.                                  6,990          41,451
                                                Entertainment Properties Trust                                3,600         122,904
                                                Equity Lifestyle Properties Inc.                              2,700         115,533
                                                Equity One, Inc. (c)                                          3,655          57,274
                                                Essex Property Trust, Inc.                                    3,400         270,572
                                                Extra Space Storage, Inc.                                    12,160         128,288
                                                FBR Capital Markets Corp. (a)                                 5,647          33,487
                                                Federal Realty Investment Trust                               7,240         444,319
                                                FelCor Lodging Trust, Inc.                                    6,800          30,804
                                                First Industrial Realty Trust, Inc.                           6,700          35,175
                                                First Potomac Realty Trust                                    3,000          34,680
                                                Franklin Street Properties Corp.                              7,000          91,700
                                                Getty Realty Corp.                                            1,900          46,626

                                       51

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Gladstone Commercial Corp.                                    2,000   $      27,360
                                                Glimcher Realty Trust                                         8,100          29,727
                                                Government Properties Income Trust (a)                        1,100          26,411
                                                Gramercy Capital Corp.                                        6,539          15,890
                                                HRPT Properties Trust                                        25,200         189,504
                                                Hatteras Financial Corp.                                      4,900         146,902
                                                Healthcare Realty Trust, Inc.                                 6,500         137,345
                                                Hersha Hospitality Trust                                      8,300          25,730
                                                Highwoods Properties, Inc.                                    8,650         272,043
                                                Home Properties, Inc.                                         4,400         189,596
                                                Hospitality Properties Trust                                 15,257         310,785
                                                Inland Real Estate Corp.                                      6,400          56,064
                                                InvesCo. Mortgage Capital, Inc. (a)                           1,900          41,515
                                                Investors Real Estate Trust                                   6,500          58,760
                                                iStar Financial, Inc. (c)                                    16,400          49,856
                                                JER Investors Trust, Inc.                                        95              70
                                                Kilroy Realty Corp.                                           5,500         152,570
                                                Kite Realty Group Trust                                       5,600          23,352
                                                LTC Properties, Inc.                                          2,000          48,080
                                                LTC-Amerivest Liquidating Trust (a)                           4,400               -
                                                LaSalle Hotel Properties                                      8,600         169,076
                                                Lexington Corporate Properties Trust                          9,256          47,206
                                                Liberty Property Trust                                       12,060         392,312
                                                MFA Financial, Inc.                                          34,500         274,620
                                                The Macerich Co. (c)                                          9,472         287,286
                                                Mack-Cali Realty Corp.                                        9,000         290,970
                                                Maguire Properties, Inc. (a)                                 11,000          23,100
                                                Medical Properties Trust, Inc.                                7,100          55,451
                                                Mid-America Apartment Communities, Inc.                       3,100         139,903
                                                Mission West Properties, Inc.                                 1,100           7,403
                                                Monmouth Real Estate Investment Corp., Class A                2,462          17,136
                                                National Health Investors, Inc.                               2,100          66,465
                                                National Retail Properties, Inc.                              8,591         184,449
                                                Nationwide Health Properties, Inc.                           12,800         396,672
                                                New York Mortgage Trust, Inc.                                 3,300          25,080
                                                Newcastle Investment Corp.                                   10,905          32,388
                                                NorthStar Realty Finance Corp. (c)                           10,985          38,557
                                                Omega Healthcare Investors, Inc.                              8,600         137,772
                                                One Liberty Properties, Inc.                                  1,187          10,683
                                                PMC Commercial Trust                                          2,125          15,534
                                                PS Business Parks, Inc.                                       2,200         112,904
                                                Parkway Properties, Inc.                                      2,900          57,130
                                                Pennsylvania Real Estate Investment Trust (c)                 4,399          33,476
                                                Pennymac Mortgage Investment Trust (a)                        1,950          38,825
                                                Post Properties, Inc.                                         4,900          88,200
                                                Potlatch Corp.                                                4,159         118,324

                                       52

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                RAIT Investment Trust                                         6,600   $      19,404
                                                Ramco-Gershenson Properties Trust                             2,000          17,840
                                                Rayonier, Inc.                                                8,371         342,458
                                                Realty Income Corp. (c)                                      12,700         325,755
                                                Redwood Trust, Inc.                                           6,600         102,300
                                                Regency Centers Corp.                                         9,600         355,680
                                                Roberts Realty Investors, Inc.                                  490             711
                                                SL Green Realty Corp.                                         8,282         363,166
                                                Saul Centers, Inc.                                            1,300          41,730
                                                Senior Housing Properties Trust                              13,700         261,807
                                                Sovran Self Storage, Inc.                                     2,400          73,032
                                                Starwood Property Trust, Inc.                                 4,956         100,359
                                                Strategic Hotel Capital, Inc.                                16,000          41,440
                                                Sun Communities, Inc.                                         2,600          55,952
                                                Sunstone Hotel Investors, Inc.                                8,780          62,338
                                                Supertel Hospitality, Inc.                                      300             645
                                                Tanger Factory Outlet Centers, Inc.                           4,100         153,094
                                                Taubman Centers, Inc.                                         6,800         245,344
                                                U-Store-It Trust                                              8,319          51,994
                                                UDR, Inc.                                                    18,464         290,623
                                                UMH Properties, Inc.                                            500           4,075
                                                Universal Health Realty Income Trust                          1,300          42,315
                                                Urstadt Biddle Properties, Inc.                               1,300          17,108
                                                Urstadt Biddle Properties, Inc., Class A                        900          13,131
                                                Walter Investment Management Corp.                            3,118          49,950
                                                Washington Real Estate Investment Trust                       6,000         172,800
                                                Weingarten Realty Investors                                  12,675         252,486
                                                Winthrop Realty Trust                                         3,071          29,912
                                                                                                                    ----------------
                                                                                                                         15,424,868
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES - 4.6%             j2 Global Communications, Inc. (a)                            5,100         117,351
                                                ACI Worldwide, Inc. (a)                                       3,600          54,468
                                                AMICAS, Inc. (a)                                              3,400          12,240
                                                Accelrys, Inc. (a)                                            3,000          17,400
                                                Actuate Corp. (a)                                             4,800          27,744
                                                Advent Software, Inc. (a)(c)                                  1,900          76,475
                                                American Software, Class A                                    4,300          28,079
                                                Analysts International Corp. (a)                                200             144
                                                Answers Corp. (a)                                               800           7,400
                                                Ansys, Inc. (a)                                               9,506         356,190
                                                ArcSight, Inc. (a)                                            3,000          72,210
                                                Ariba, Inc. (a)                                              12,154         140,986
                                                Art Technology Group, Inc. (a)                               14,071          54,314
                                                athenahealth, Inc. (a)                                        4,100         157,317
                                                Atrinsic, Inc. (a)                                            2,231           2,432
                                                Authentidate Holding Corp. (a)                                2,000           2,820
                                                BSQUARE Corp. (a)                                             1,150           2,990
                                                BigBand Networks, Inc. (a)                                    4,400          17,644

                                       53

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Blackbaud, Inc.                                               4,748   $     110,153
                                                Blackboard, Inc. (a)                                          3,100         117,118
                                                Bottomline Technologies, Inc. (a)                             1,500          19,350
                                                CACI International, Inc., Class A (a)                         4,000         189,080
                                                CSG Systems International, Inc. (a)                           4,165          66,681
                                                Cadence Design Systems, Inc. (a)                             27,700         203,318
                                                Callidus Software, Inc. (a)                                   1,900           5,719
                                                Cerner Corp. (a)                                              7,700         575,960
                                                Chordiant Software, Inc. (a)                                  3,020          11,748
                                                Ciber, Inc. (a)                                               3,800          15,200
                                                Cicero, Inc. (a)                                                  1               -
                                                Clearwire Corp., Class A (a)(c)                               7,200          58,536
                                                Cogent Communications Group, Inc. (a)                         5,700          64,410
                                                CommVault Systems, Inc. (a)                                   4,300          89,225
                                                Communication Intelligence Corp. (a)                            700              91
                                                Computer Programs & Systems, Inc.                             1,900          78,679
                                                Concur Technologies, Inc. (a)                                 5,100         202,776
                                                Convera Corp. (a)                                             9,200           2,208
                                                DST Systems, Inc. (a)                                         4,200         188,160
                                                DealerTrack Holdings, Inc. (a)                                4,200          79,422
                                                Delrek, Inc. (a)                                              2,613          20,094
                                                Deltathree, Inc., Class A (a)                                   100              47
                                                DemandTec, Inc. (a)                                           2,500          22,075
                                                Diamond Management & Technology Consultants, Inc.             3,000          20,550
                                                Digimarc Corp. (a)                                            1,700          25,823
                                                Digital River, Inc. (a)                                       4,900         197,568
                                                DivX, Inc. (a)                                                4,500          24,570
                                                Double-Take Software, Inc. (a)                                2,700          27,513
                                                Dynamics Research Corp. (a)                                   1,400          18,228
                                                EPIQ Systems, Inc. (a)                                        3,400          49,300
                                                EarthLink, Inc.                                              15,000         126,150
                                                Ebix, Inc. (a)                                                1,300          71,968
                                                Eclipsys Corp. (a)                                            6,000         115,800
                                                Egain Communications Corp. (a)                                   20              17
                                                Epicor Software Corp. (a)                                     5,700          36,309
                                                Equinix, Inc. (a)                                             4,515         415,380
                                                Evolve Software, Inc. (a)                                         2               -
                                                Evolving Systems, Inc. (a)                                    1,600          11,120
                                                Fair Isaac Corp.                                              5,051         108,546
                                                FalconStor Software, Inc. (a)                                 5,800          28,826
                                                Forrester Research, Inc. (a)                                  1,500          39,960
                                                GSE Systems, Inc. (a)                                         1,203           7,483
                                                Gartner, Inc., Class A (a)                                    6,080         111,082
                                                Guidance Software, Inc. (a)                                   3,000          13,260
                                                The Hackett Group, Inc. (a)                                   4,200          12,180
                                                i2 Technologies, Inc. (a)                                     2,600          41,704

                                       54

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                IAC/InterActiveCorp. (a)                                     14,350   $     289,727
                                                ICF International, Inc. (a)                                   1,100          33,352
                                                iGate Corp.                                                   4,900          42,042
                                                Imergent, Inc.                                                1,800          14,184
                                                Immersion Corp. (a)                                           4,800          20,544
                                                Informatica Corp. (a)                                        11,000         248,380
                                                Infospace, Inc. (a)                                           3,840          29,722
                                                Innodata Corp. (a)                                            4,600          36,570
                                                Inter Allscripts - Misys Healthcare Solutions, Inc.           7,045         142,802
                                                Interactive Intelligence, Inc. (a)                            2,100          40,131
                                                Internap Network Services Corp. (a)                           5,610          18,008
                                                Internet Capital Group, Inc. (a)                              4,275          35,739
                                                Ipass, Inc.                                                   5,900           8,142
                                                Isilon Systems, Inc. (a)                                      5,300          32,330
                                                JDA Software Group, Inc. (a)                                  3,400          74,596
                                                Kenexa Corp. (a)                                              2,200          29,656
                                                Keynote Systems, Inc. (a)                                     2,400          22,632
                                                Lawson Software, Inc. (a)                                    13,700          85,488
                                                LivePerson, Inc. (a)                                          5,600          28,224
                                                LookSmart, Ltd. (a)                                           1,342           1,557
                                                MAXIMUS, Inc.                                                 2,000          93,200
                                                MSC.Software Corp. (a)                                        3,100          26,071
                                                Magma Design Automation, Inc. (a)                             4,440           9,280
                                                Manhattan Associates, Inc. (a)                                3,200          64,640
                                                Mastech Holdings, Inc. (a)                                      346           1,592
                                                MedAssets, Inc. (a)                                           3,200          72,224
                                                Mentor Graphics Corp. (a)                                     9,700          90,307
                                                Merge Healthcare, Inc. (a)                                    3,500          14,385
                                                MicroStrategy, Inc., Class A (a)                              1,390          99,441
                                                Monotype Imaging Holdings, Inc. (a)                           1,100           9,251
                                                NCI, Inc., Class A (a)                                        1,500          42,990
                                                NIC, Inc.                                                     4,000          35,560
                                                NaviSite, Inc. (a)                                              313             685
                                                NetScout Systems, Inc. (a)                                    2,900          39,179
                                                NetSol Technologies, Inc. (a)                                    20              19
                                                NetSuite, Inc. (a)                                            1,500          22,950
                                                Nuance Communications, Inc. (a)                              27,335         408,932
                                                Omniture, Inc. (a)                                            9,576         205,309
                                                On2 Technologies, Inc. (a)(c)                                19,400          11,446
                                                OpenTV Corp. (a)                                             13,000          17,940
                                                Openwave Systems, Inc. (a)                                    6,061          15,759
                                                Opnet Technologies, Inc.                                      1,200          13,116
                                                PC-Tel, Inc. (a)                                              2,300          14,375
                                                PDF Solutions, Inc. (a)                                         300           1,047
                                                PLATO Learning, Inc. (a)                                      4,591          19,833
                                                PROS Holdings, Inc. (a)                                       1,800          15,156

                                       55

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Parametric Technology Corp. (a)                              15,000   $     207,300
                                                Pegasystems, Inc.                                             2,400          82,872
                                                Perficient, Inc. (a)                                          3,400          28,118
                                                Perot Systems Corp., Class A (a)                              9,500         282,150
                                                Phase Forward, Inc. (a)                                       4,700          65,988
                                                Phoenix Technologies Ltd. (a)                                 3,200          11,680
                                                Pomeroy IT Solutions, Inc. (a)                                2,300          14,835
                                                Progress Software Corp. (a)                                   4,400          99,660
                                                QAD, Inc.                                                     1,700           7,735
                                                Quality Systems, Inc. (c)                                     2,500         153,925
                                                Quest Software, Inc. (a)                                      8,400         141,540
                                                Rackspace Hosting, Inc. (a)                                   9,900         168,894
                                                Renaissance Learning, Inc.                                    1,700          16,898
                                                RightNow Technologies, Inc. (a)                               2,700          38,988
                                                RiskMetrics Group, Inc. (a)                                   2,700          39,474
                                                Rosetta Stone, Inc. (a)                                       1,200          27,552
                                                Rovi Corp. (a)                                                8,699         292,286
                                                S1 Corp. (a)                                                  6,000          37,080
                                                SAIC, Inc. (a)                                               24,800         434,992
                                                SAVVIS, Inc. (a)                                              4,033          63,802
                                                SPSS, Inc. (a)                                                2,209         110,340
                                                SRA International, Inc., Class A (a)                          4,300          92,837
                                                SRS Labs Inc. (a)                                             2,800          20,468
                                                Saba Software, Inc. (a)                                       1,229           5,174
                                                Sapient Corp. (a)                                             9,600          77,184
                                                Scientific Learning Corp. (a)                                   100             347
                                                Selectica, Inc. (a)                                          11,400           3,762
                                                Smith Micro Software, Inc. (a)                                3,200          39,552
                                                SolarWinds, Inc. (a)                                            600          13,218
                                                Solera Holdings, Inc.                                         7,600         236,436
                                                Sonic Solutions, Inc. (a)                                     3,000          17,790
                                                Sourcefire, Inc. (a)                                          2,200          47,234
                                                Stanley, Inc. (a)                                             1,900          48,868
                                                SuccessFactors, Inc. (a)                                      3,700          52,059
                                                Support.com Inc. (a)                                          5,000          12,000
                                                Switch and Data Facilities Co., Inc. (a)                      3,100          42,191
                                                Sybase, Inc. (a)                                             10,255         398,920
                                                Synchronoss Technologies, Inc. (a)                            2,400          29,928
                                                Synopsys, Inc. (a)                                           17,605         394,704
                                                Syntel, Inc.                                                  2,400         114,552
                                                TIBCO Software, Inc. (a)                                     22,900         217,321
                                                Taleo Corp., Class A (a)                                      4,400          99,616
                                                TeleCommunication Systems, Inc., Class A (a)                  5,500          45,980
                                                Terremark Worldwide, Inc. (a)                                 2,800          17,416
                                                Tyler Technologies, Inc. (a)                                  4,000          68,360
                                                Ultimate Software Group, Inc. (a)                             3,100          89,032

                                       56

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Unica Corp. (a)                                                 100   $         762
                                                Unisys Corp. (a)                                             36,500          97,455
                                                United Online, Inc.                                           8,974          72,151
                                                VASCO Data Security International, Inc. (a)                   3,300          24,486
                                                VMware, Inc. (a)                                              5,200         208,884
                                                Virtusa Corp. (a)                                             2,700          25,623
                                                Vital Images, Inc. (a)                                        2,300          28,796
                                                Vocus, Inc. (a)                                               2,100          43,869
                                                Wave Systems Corp., Class A (a)                                 666             574
                                                Web.Com Group, Inc. (a)                                       3,523          24,978
                                                Websense, Inc. (a)                                            4,700          78,960
                                                Zanett, Inc. (a)                                                125              65
                                                Zix Corp. (a)                                                12,800          28,160
                                                                                                                    ----------------
                                                                                                                         12,495,925
------------------------------------------------------------------------------------------------------------------------------------
SUPPORT SERVICES - 4.2%                         3PAR, Inc. (a)                                                2,500          27,575
                                                A.M. Castle & Co.                                             2,000          19,880
                                                ABM Industries, Inc.                                          5,000         105,200
                                                AMN Healthcare Services, Inc. (a)                             4,420          42,034
                                                AMREP Corp. (a)                                                 500           6,600
                                                APAC Customer Services, Inc. (a)                              3,400          20,094
                                                ATG, Inc. (a)                                                 1,100               -
                                                Acacia Research - Acacia Technologies (a)                     3,300          28,743
                                                Acxiom Corp.                                                  7,000          66,220
                                                Administaff, Inc.                                             2,500          65,675
                                                The Advisory Board Co. (a)                                    1,900          47,766
                                                Aecom Technology Corp. (a)                                   10,200         276,828
                                                Alliance Data Systems Corp. (a)(c)                            7,100         433,668
                                                American Caresource Holdings, Inc. (a)                        1,000           4,370
                                                American Dental Partners, Inc. (a)                            1,500          21,000
                                                American Ecology Corp.                                        2,360          44,132
                                                American Reprographics Co. (a)                                4,200          39,984
                                                Applied Industrial Technologies, Inc.                         4,300          90,988
                                                Arcadia Resources, Inc. (a)                                   6,100           6,344
                                                Barnes Group, Inc.                                            3,800          64,942
                                                Barrett Business Services, Inc.                                 800           8,464
                                                Black Box Corp.                                               1,900          47,671
                                                Bowne & Co., Inc.                                             3,109          23,939
                                                The Brink's Co.                                               6,100         164,151
                                                Brink's Home Security Holdings, Inc. (a)                      4,600         141,634
                                                Broadridge Financial Solutions LLC                           17,000         341,700
                                                CBIZ, Inc. (a)                                                6,545          48,826
                                                CDI Corp.                                                     1,500          21,075
                                                COMSYS IT Partners, Inc. (a)                                  1,400           8,960
                                                CRA International, Inc. (a)                                   1,400          38,206
                                                Cardtronics, Inc. (a)                                           600           4,692
                                                Casella Waste Systems, Inc. (a)                               4,600          13,524

                                       57

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Cass Information Systems, Inc.                                  500   $      14,930
                                                Ceco Environmental Corp. (a)                                  1,900           7,125
                                                Cenveo, Inc. (a)                                              4,100          28,372
                                                Champion Industries, Inc.                                       700           1,393
                                                Clean Harbors, Inc. (a)                                       2,800         157,528
                                                CoStar Group, Inc. (a)                                        2,400          98,928
                                                Coinstar, Inc. (a)                                            3,900         128,622
                                                Comfort Systems USA, Inc.                                     4,400          50,996
                                                Consolidated Graphics, Inc. (a)                               1,900          47,405
                                                Cornell Cos., Inc. (a)                                        1,700          38,148
                                                Corporate Executive Board Co.                                 3,600          89,640
                                                Corrections Corp. of America (a)                             13,000         294,450
                                                Courier Corp.                                                   537           8,135
                                                Crawford & Co., Class B (a)                                   3,200          14,112
                                                Cross Country Healthcare, Inc. (a)                            3,600          33,516
                                                CyberSource Corp. (a)                                         9,150         152,530
                                                DXP Enterprises, Inc. (a)                                     1,600          17,840
                                                Deluxe Corp.                                                  4,600          78,660
                                                Dice Holdings, Inc. (a)                                       3,100          20,336
                                                Document Security Systems, Inc. (a)                           2,500           5,850
                                                ENGlobal Corp. (a)                                              700           2,884
                                                EVCI Career Colleges Holding Corp. (a)                            1               -
                                                Electro Rent Corp.                                            1,000          11,520
                                                eLoyalty Corp. (a)                                               40             320
                                                Emdeon, Inc., Class A (a)                                     2,759          44,696
                                                EnergySolutions, Inc.                                         8,400          77,448
                                                Ennis, Inc.                                                   2,300          37,099
                                                Euronet Worldwide, Inc. (a)                                   5,245         126,037
                                                ExlService Holdings, Inc. (a)                                 2,300          34,178
                                                Exponent, Inc. (a)                                            1,700          47,889
                                                FTI Consulting, Inc. (a)                                      6,350         270,573
                                                First Advantage Corp., Class A (a)                            1,300          24,115
                                                Frontline Capital Group (a)                                     300               -
                                                Fuel Tech, Inc. (a)                                           3,600          40,320
                                                Furmamite Corp. (a)                                           2,100           9,051
                                                G&K Services, Inc., Class A                                   2,000          44,320
                                                GATX Corp.                                                    4,500         125,775
                                                GP Strategies Corp. (a)                                       3,400          25,466
                                                Genpact Ltd. (a)                                              5,800          71,340
                                                The Geo Group, Inc. (a)                                       5,700         114,969
                                                GeoEye, Inc. (a)                                              2,300          61,640
                                                Global Cash Access, Inc. (a)                                  4,400          32,164
                                                Global Payments, Inc.                                         8,720         407,224
                                                Great Lakes Dredge & Dock Corp.                               6,000          41,880
                                                HLTH Corp. (a)(c)                                            10,092         147,444
                                                Harris Interactive, Inc. (a)                                  3,900           3,978

                                       58

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Heartland Payment Systems, Inc.                               3,200   $      46,432
                                                Heidrick & Struggles International, Inc.                      2,800          65,128
                                                Hewitt Associates, Inc., Class A (a)                         10,620         386,887
                                                Hudson Highland Group, Inc. (a)                               1,800           5,472
                                                Huron Consulting Group, Inc. (a)                              3,200          82,656
                                                ICT Group, Inc. (a)                                             800           8,400
                                                Innerworkings, Inc. (a)                                       4,400          21,736
                                                Interline Brands, Inc. (a)                                    3,600          60,660
                                                Jack Henry & Associates, Inc.                                10,400         244,088
                                                Kaman Corp., Class A                                          2,800          61,544
                                                Kelly Services, Inc., Class A                                 3,400          41,820
                                                Kforce, Inc. (a)                                              4,070          48,921
                                                Korn/Ferry International (a)                                  4,700          68,573
                                                LECG Corp. (a)                                                3,900          13,689
                                                Lawson Products, Inc.                                           534           9,297
                                                Lender Processing Services, Inc.                             10,300         393,151
                                                Lincoln Educational Services Corp. (a)                        1,000          22,880
                                                Lionbridge Technologies, Inc. (a)                             5,700          14,820
                                                M&F Worldwide Corp. (a)                                       1,600          32,384
                                                MPS Group, Inc. (a)                                           8,800          92,576
                                                MSC Industrial Direct Co., Class A                            4,600         200,468
                                                MWI Veterinary Supply, Inc. (a)                               1,400          55,930
                                                Management Network Group, Inc. (a)                            3,900           2,496
                                                Manpower, Inc.                                                8,516         482,942
                                                McGrath RentCorp                                              2,000          42,540
                                                Metalico, Inc. (a)                                            2,900          12,093
                                                Metavante Technologies, Inc. (a)                              9,500         327,560
                                                Michael Baker Corp. (a)                                         900          32,706
                                                Mobile Mini, Inc. (a)                                         3,400          59,024
                                                Moduslink Global Solutions, Inc. (a)                          5,070          41,016
                                                Multi-Color Corp.                                             1,300          20,059
                                                Nalco Holding Co.                                            15,400         315,546
                                                National CineMedia, Inc.                                      5,100          86,547
                                                Navigant Consulting, Inc. (a)                                 5,200          70,200
                                                NeuStar, Inc., Class A (a)                                    8,400         189,840
                                                Odyssey Marine Exploration, Inc. (a)                          3,200           5,952
                                                On Assignment, Inc. (a)                                       2,500          14,625
                                                Online Resources Corp. (a)                                    1,900          11,723
                                                Onvia, Inc. (a)                                                  60             361
                                                PRG-Schultz International, Inc. (a)                           4,070          22,792
                                                Park-Ohio Holdings Corp. (a)                                  1,500          13,080
                                                Perma-Fix Environmental Services (a)                            700           1,638
                                                Pfsweb, Inc. (a)                                                 25              43
                                                PowerSecure International, Inc. (a)                           1,900          12,882
                                                Premiere Global Services, Inc. (a)                            5,885          48,904
                                                Protection One, Inc. (a)                                      1,175           5,182

                                       59

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                RSC Holdings, Inc. (a)(c)                                     4,900   $      35,623
                                                Rentrak Corp. (a)                                               200           3,572
                                                Resources Connection, Inc. (a)                                4,900          83,594
                                                SYKES Enterprises, Inc. (a)                                   3,600          74,952
                                                Schnitzer Steel Industries, Inc., Class A                     2,750         146,438
                                                School Specialty, Inc. (a)                                    2,000          47,440
                                                Spherion Corp. (a)                                            5,700          35,397
                                                Stamps.com, Inc. (a)                                          2,650          24,513
                                                The Standard Register Co.                                     1,800          10,584
                                                Startek, Inc. (a)                                               800           6,944
                                                Symyx Technologies, Inc. (a)                                  2,400          15,888
                                                Team, Inc. (a)                                                2,100          35,595
                                                TechTeam Global, Inc. (a)                                     2,300          19,550
                                                TeleTech Holdings, Inc. (a)                                   4,000          68,240
                                                Tetra Tech, Inc. (a)                                          8,025         212,903
                                                Thomas Group, Inc. (a)                                        2,000           2,600
                                                Tier Technologies, Inc., Class B (a)                          2,000          16,960
                                                TrueBlue, Inc. (a)                                            5,100          71,757
                                                URS Corp. (a)                                                 9,893         431,829
                                                Unifirst Corp.                                                1,700          75,565
                                                United Rentals, Inc. (a)                                      5,660          58,298
                                                United Stationers, Inc. (a)                                   2,600         123,786
                                                Universal Technical Institute, Inc. (a)                       2,655          52,304
                                                Viad Corp.                                                    2,250          44,798
                                                Volt Information Sciences, Inc. (a)                           1,600          19,552
                                                Waste Connections, Inc. (a)                                  10,025         289,322
                                                Watson Wyatt Worldwide, Inc.                                  4,440         193,406
                                                Wright Express Corp. (a)                                      4,300         126,893
                                                                                                                    ----------------
                                                                                                                         11,491,297
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT -               3Com Corp. (a)                                               47,790         249,942
6.8%                                            3D Systems Corp. (a)                                          2,200          20,306
                                                ADC Telecommunications, Inc. (a)                             12,800         106,752
                                                AXT, Inc. (a)                                                 1,200           2,304
                                                Acme Packet, Inc. (a)                                         4,700          47,047
                                                Actel Corp. (a)                                               2,900          35,293
                                                Adaptec, Inc. (a)                                            13,400          44,756
                                                Adtran, Inc.                                                  7,980         195,909
                                                Advanced Analogic Technologies, Inc. (a)                      5,000          19,850
                                                Advanced Energy Industries, Inc. (a)                          3,500          49,840
                                                Agilysys, Inc.                                                3,300          21,747
                                                Airvana, Inc. (a)                                             2,000          13,540
                                                Alliance Fiber Optic Products, Inc. (a)                       1,400           1,778
                                                American Technology Corp. (a)                                 1,700           3,009
                                                Amkor Technology, Inc. (a)                                   11,610          79,877
                                                Amtech Systems, Inc. (a)                                        100             530
                                                Anadigics, Inc. (a)                                           7,000          32,970

                                       60

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Applied Micro Circuits Corp. (a)                              9,475   $      94,655
                                                Arris Group, Inc. (a)                                        13,498         175,609
                                                Aruba Networks, Inc. (a)                                      6,900          60,996
                                                Atheros Communications, Inc. (a)                              8,000         212,240
                                                Atmel Corp. (a)                                              39,700         166,343
                                                Audiovox Corp., Class A (a)                                   2,200          15,070
                                                AuthenTec, Inc. (a)                                           3,100           8,680
                                                Avocent Corp. (a)                                             4,800          97,296
                                                Aware, Inc. (a)                                                 900           2,196
                                                Axcelis Technologies, Inc. (a)                                7,500           9,000
                                                Bell Microproducts, Inc. (a)                                  2,135           7,451
                                                Blue Coat Systems, Inc. (a)                                   4,140          93,522
                                                Brightpoint, Inc. (a)                                         5,656          49,490
                                                Brocade Communications Systems, Inc. (a)                     49,057         385,588
                                                Brooks Automation, Inc. (a)                                   6,782          52,425
                                                Cabot Microelectronics Corp. (a)                              2,600          90,636
                                                CalAmp Corp. (a)                                              1,300           3,640
                                                California Micro Devices CP (a)                               4,000          12,880
                                                Cavium Networks, Inc. (a)                                     5,300         113,791
                                                Ceva, Inc. (a)                                                2,103          22,607
                                                Cirrus Logic, Inc. (a)                                       10,000          55,600
                                                Cohu, Inc.                                                    2,400          32,544
                                                Compellent Technologies, Inc. (a)                             1,800          32,490
                                                Comtech Telecommunications Corp. (a)                          4,000         132,880
                                                Concurrent Computer Corp. (a)                                   390           1,794
                                                Conexant Systems, Inc. (a)                                    5,254          14,396
                                                Cray, Inc. (a)                                                3,675          30,613
                                                Cree, Inc. (a)                                               11,300         415,275
                                                Crown Castle International Corp. (a)                         28,490         893,446
                                                Cymer, Inc. (a)                                               3,905         151,748
                                                Cypress Semiconductor Corp. (a)                              19,300         199,369
                                                DSP Group, Inc. (a)                                           3,900          31,746
                                                Dataram Corp. (a)                                               100             339
                                                Diebold, Inc.                                                 7,000         230,510
                                                Digi International, Inc. (a)                                  2,800          23,856
                                                Digital Lightwave, Inc. (a)                                   3,600             144
                                                DigitalGlobe, Inc. (a)                                          800          17,896
                                                Diodes, Inc. (a)                                              3,450          62,410
                                                Ditech Networks, Inc. (a)                                     2,000           4,180
                                                Dot Hill Systems Corp. (a)                                    4,100           7,134
                                                Dycom Industries, Inc. (a)                                    4,133          50,836
                                                EF Johnson Technologies, Inc. (a)                             3,700           4,958
                                                EMS Technologies, Inc. (a)                                    2,000          41,640
                                                EchoStar Holding Corp. (a)                                    4,673          86,264
                                                Electroglas, Inc. (a)                                         1,700              14
                                                Electronics for Imaging, Inc. (a)                             5,600          63,112
                                                eMagin Corp. (a)                                                 20              33

                                       61

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Emcore Corp. (a)(c)                                           8,600   $      11,180
                                                Emulex Corp. (a)                                             11,100         114,219
                                                EndWare Corp. (a)                                             1,000           3,180
                                                Entegris, Inc. (a)                                           12,336          61,063
                                                Entorian Technologies, Inc. (a)                               9,200           4,324
                                                Entropic Communications, Inc. (a)                             5,700          15,618
                                                Exar Corp. (a)                                                5,457          40,109
                                                Extreme Networks, Inc. (a)                                   13,000          36,400
                                                F5 Networks, Inc. (a)                                         9,600         380,448
                                                FSI International, Inc. (a)                                   5,300           6,148
                                                Fairchild Semiconductor International, Inc. (a)              15,500         158,565
                                                Finisar Corp. (a)                                             4,617          44,691
                                                Formfactor, Inc. (a)                                          5,300         126,776
                                                Fusion Telecommunications International, Inc. (a)             4,500             855
                                                GTSI Corp. (a)                                                1,700          13,668
                                                Gerber Scientific, Inc. (a)                                   3,800          22,724
                                                Globecomm Systems, Inc. (a)                                   2,300          16,721
                                                Harmonic, Inc. (a)                                           10,500          70,140
                                                Harris Stratex Networks, Inc., Class A (a)                    8,900          62,300
                                                Hittite Microwave Corp. (a)                                   2,100          77,238
                                                Hughes Communications, Inc. (a)                                 900          27,306
                                                Hutchinson Technology, Inc. (a)                               2,995          21,265
                                                Hypercom Corp. (a)                                            3,100           9,610
                                                ICO Global Communications Holdings Ltd. (a)                  15,100          12,986
                                                ID Systems, Inc. (a)                                          1,600           6,352
                                                IXYS Corp.                                                    2,700          22,977
                                                iGO, Inc. (a)                                                 1,700           1,853
                                                Ikanos Communications, Inc. (a)                               5,800          13,514
                                                Imation Corp.                                                 3,300          30,591
                                                Infinera Corp. (a)                                           10,300          81,885
                                                Infosonics Corp. (a)                                          3,600           5,148
                                                Ingram Micro, Inc., Class A (a)                              17,130         288,641
                                                Insight Enterprises, Inc. (a)                                 4,000          48,840
                                                Integral Systems, Inc. (a)                                    4,880          33,672
                                                Integrated Device Technology, Inc. (a)                       22,370         151,221
                                                Integrated Silicon Solutions, Inc. (a)                        2,170           8,159
                                                Intellon Corp. (a)                                              400           2,836
                                                InterDigital, Inc. (a)                                        5,900         136,644
                                                Intermec, Inc. (a)                                            5,000          70,500
                                                International Rectifier Corp. (a)                             7,100         138,379
                                                Intersil Corp., Class A                                      15,315         234,473
                                                Ixia (a)                                                      2,600          17,836
                                                KVH Industries, Inc. (a)                                      2,700          26,973
                                                Kopin Corp. (a)                                               4,500          21,600
                                                Kulicke & Soffa Industries, Inc. (a)                          6,800          41,004
                                                LTX-Credence Corp. (a)                                       23,535          38,833
                                                Lam Research Corp. (a)                                       15,300         522,648

                                       62

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Lantronix, Inc. (a)                                           2,100   $       1,197
                                                LaserCard Corp. (a)                                           3,195          26,966
                                                Lattice Semiconductor Corp. (a)                              12,770          28,733
                                                Leadis Technology, Inc. (a)                                   6,100           6,100
                                                Limelight Networks, Inc. (a)                                  7,100          28,826
                                                Loral Space & Communications Ltd. (a)                         1,400          38,472
                                                MIPS Technologies, Inc. (a)                                   4,900          18,473
                                                MKS Instruments, Inc. (a)                                     4,553          87,827
                                                Marvell Technology Group Ltd. (a)                            59,300         960,067
                                                Mastec, Inc. (a)                                              5,100          61,965
                                                Mattson Technology, Inc. (a)                                  5,200          14,664
                                                Maxim Integrated Products, Inc.                              34,900         633,086
                                                Mercury Computer Systems, Inc. (a)                            1,400          13,804
                                                Micrel, Inc.                                                  5,660          46,129
                                                Micros Systems, Inc. (a)                                      8,900         268,691
                                                Microsemi Corp. (a)                                           8,917         140,799
                                                Microtune, Inc. (a)                                           2,000           3,640
                                                Mindspeed Technologies, Inc. (a)                              1,193           3,436
                                                MoSys, Inc. (a)                                               1,855           4,638
                                                Monolithic Power Systems, Inc. (a)                            3,300          77,385
                                                NCR Corp. (a)                                                19,874         274,659
                                                NETGEAR, Inc. (a)                                             4,500          82,575
                                                Nanometrics, Inc. (a)                                         3,700          24,309
                                                NetList, Inc. (a)                                             4,500           3,103
                                                Netlogic Microsystems, Inc. (a)                               2,500         112,500
                                                Network Engines, Inc. (a)                                     7,500           8,325
                                                Network Equipment Technologies, Inc. (a)                      1,800          13,014
                                                Neutral Tandem, Inc. (a)                                      4,800         109,248
                                                Nextwave Wireless, Inc. (a)                                  26,600          23,674
                                                Novatel Wireless, Inc. (a)                                    4,786          54,369
                                                ON Semiconductor Corp. (a)                                   48,481         399,968
                                                Occam Networks, Inc. (a)                                        400           1,480
                                                Oclaro, Inc. (a)                                             19,781          21,759
                                                Omnivision Technologies, Inc. (a)                             7,000         113,960
                                                OpNext, Inc. (a)                                              3,400           9,962
                                                Oplink Communications, Inc. (a)                               2,200          31,944
                                                Optical Cable Corp. (a)                                         247             748
                                                Overland Storage, Inc. (a)                                      800             824
                                                PAR Technology Corp. (a)                                      1,000           6,380
                                                PC Connection, Inc. (a)                                       3,000          16,320
                                                PLX Technology, Inc. (a)                                      2,900           9,773
                                                PMC-Sierra, Inc. (a)                                         24,000         229,440
                                                Palm, Inc. (a)(c)                                            15,326         267,132
                                                ParkerVision, Inc. (a)(c)                                     1,200           4,908
                                                Peco II, Inc. (a)                                                90             268
                                                Performance Technologies, Inc. (a)                              500           1,435

                                       63

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Pericom Semiconductor Corp. (a)                               3,200   $      31,392
                                                Photronics, Inc. (a)                                          4,300          20,382
                                                Pixelworks, Inc. (a)                                          1,100           3,718
                                                Plantronics, Inc.                                             5,100         136,731
                                                Polycom, Inc. (a)                                            10,429         278,976
                                                Power Integrations, Inc.                                      3,200         106,656
                                                Preformed Line Products Co.                                     400          16,020
                                                Presstek, Inc. (a)                                            3,140           6,625
                                                Quantum Corp. (a)                                            19,700          24,822
                                                QuickLogic Corp. (a)                                            200             340
                                                RF Micro Devices, Inc. (a)                                   30,086         163,367
                                                Radiant Systems, Inc. (a)                                     3,100          33,294
                                                Radisys Corp. (a)                                             2,800          24,332
                                                Rambus, Inc. (a)(c)                                          11,700         203,580
                                                Rimage Corp. (a)                                              1,600          27,344
                                                Riverbed Technology, Inc. (a)                                 7,300         160,308
                                                Rudolph Technologies, Inc. (a)                                3,428          25,367
                                                SBA Communications Corp., Class A (a)                        13,000         351,390
                                                SCM Microsystems, Inc. (a)                                      800           1,928
                                                STEC, Inc. (a)(c)                                             4,600         135,194
                                                SYNNEX Corp. (a)                                              2,000          60,960
                                                ScanSource, Inc. (a)                                          2,900          82,128
                                                SeaChange International, Inc. (a)                             3,100          23,250
                                                Seagate Technology                                           57,432         873,541
                                                Semitool, Inc. (a)                                            2,400          20,280
                                                Semtech Corp. (a)                                             6,300         107,163
                                                Shoretel, Inc. (a)                                            1,700          13,277
                                                Sigma Designs, Inc. (a)                                       4,300          62,479
                                                Silicon Graphics International Corp. (a)                      5,400          36,234
                                                Silicon Image, Inc. (a)                                       8,200          19,926
                                                Silicon Laboratories, Inc. (a)                                5,700         264,252
                                                Silicon Storage Technology, Inc. (a)                          6,000          14,520
                                                Skyworks Solutions, Inc. (a)                                 21,300         282,012
                                                Smart Modular Technologies WWH, Inc. (a)                      2,900          13,804
                                                Sonic Foundry, Inc. (a)                                       6,500           4,160
                                                SonicWALL, Inc. (a)                                           5,900          49,560
                                                Sonus Networks, Inc. (a)                                     22,000          46,640
                                                Standard Microsystems Corp. (a)                               2,400          55,704
                                                Starent Networks Corp. (a)                                    5,700         144,894
                                                Stratasys, Inc. (a)                                           2,440          41,870
                                                Super Micro Computer, Inc. (a)                                3,900          32,994
                                                Superconductor Technologies, Inc. (a)                           432           1,296
                                                Supertex, Inc. (a)                                            2,200          66,000
                                                Sycamore Networks, Inc. (a)                                  20,300          61,306
                                                Symmetricom, Inc. (a)                                         4,876          25,258
                                                Synaptics, Inc. (a)(c)                                        4,550         114,660
                                                Syniverse Holdings, Inc. (a)                                  7,300         127,750

                                       64

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Systemax, Inc. (a)                                            1,200   $      14,556
                                                TNS, Inc. (a)                                                 2,800          76,720
                                                Tech Data Corp. (a)                                           6,400         266,304
                                                Techwell, Inc. (a)                                            1,900          20,862
                                                Tegal Corp. (a)                                                 841           1,068
                                                Tekelec (a)                                                   6,300         103,509
                                                Telkonet, Inc. (a)                                            3,300           1,122
                                                Telular Corp. (a)                                               200             650
                                                Tessera Technologies, Inc. (a)                                5,300         147,817
                                                TranSwitch Corp. (a)                                         22,535          15,775
                                                Transact Technologies, Inc. (a)                               1,140           6,042
                                                TriQuint Semiconductor, Inc. (a)                             20,045         154,747
                                                Trident Microsystems, Inc. (a)                                6,900          17,871
                                                UTStarcom, Inc. (a)(c)                                       11,000          22,990
                                                Ultra Clean Holdings, Inc. (a)                                3,700          19,092
                                                Ultratech, Inc. (a)                                           4,000          52,920
                                                Varian Semiconductor Equipment Associates, Inc. (a)           9,350         307,054
                                                Veraz Networks, Inc. (a)                                      3,300           3,069
                                                VeriFone Holdings, Inc. (a)                                   9,000         143,010
                                                Viasat, Inc. (a)                                              3,400          90,372
                                                Virage Logic Corp. (a)                                        2,300          11,983
                                                Volterra Semiconductor Corp. (a)                              4,000          73,480
                                                Westell Technologies, Inc., Class A (a)                       5,300           7,049
                                                White Electronic Designs Corp. (a)                            3,100          14,322
                                                WorldGate Communications, Inc. (a)                              200             149
                                                Zhone Technologies, Inc. (a)                                  7,424           3,712
                                                Zoran Corp. (a)                                               5,661          65,215
                                                                                                                    ----------------
                                                                                                                         18,793,024
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%                                  Alliance One International, Inc. (a)                         13,700          61,376
                                                Schweitzer-Mauduit International, Inc.                        2,100         114,156
                                                Star Scientific, Inc. (a)(c)                                 21,700          20,181
                                                Universal Corp.                                               3,345         139,888
                                                Vector Group Ltd.                                             4,737          73,795
                                                                                                                    ----------------
                                                                                                                            409,396
------------------------------------------------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 3.8%                         AFC Enterprises, Inc. (a)                                     2,800          23,576
                                                AMR Corp. (a)(b)                                             34,800         276,660
                                                AirTran Holdings, Inc. (a)                                   13,400          83,750
                                                Alaska Air Group, Inc. (a)                                    3,800         101,802
                                                All-American SportPark, Inc. (a)                              4,038             606
                                                Allegiant Travel Co. (a)(c)                                   2,100          79,989
                                                Ambassadors Group, Inc.                                       2,500          39,125
                                                Ambassadors International, Inc. (a)                           1,800           1,854
                                                American Classic Voyages Co. (a)                                100               -
                                                Ameristar Casinos, Inc.                                       2,500          39,450
                                                Avis Budget Group, Inc. (a)                                  12,840         171,542

                                       65

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                BJ's Restaurants, Inc. (a)                                    2,000   $      29,980
                                                Bally Technologies, Inc. (a)                                  6,500         249,405
                                                Benihana, Inc., (a)                                             615           3,733
                                                Benihana, Inc. Class A (a)                                    2,630          15,070
                                                Bluegreen Corp. (a)                                           1,100           3,355
                                                Bob Evans Farms, Inc.                                         3,300          95,898
                                                Bowl America, Inc., Class A                                     210           2,679
                                                Boyd Gaming Corp. (a)                                         6,100          66,673
                                                Brinker International, Inc.                                  12,600         198,198
                                                Buffalo Wild Wings, Inc. (a)                                  2,600         108,186
                                                Burger King Holdings, Inc.                                    9,500         167,105
                                                CEC Entertainment, Inc. (a)                                   2,650          68,529
                                                CKE Restaurants, Inc.                                         5,600          58,744
                                                California Pizza Kitchen, Inc. (a)                            3,000          46,860
                                                Carmike Cinemas, Inc.                                         2,500          25,275
                                                Cedar Fair, LP                                                4,900          51,597
                                                Century Casinos, Inc. (a)                                     5,100          14,790
                                                The Cheesecake Factory, Inc. (a)                              7,417         137,363
                                                Chipotle Mexican Grill, Inc., Class A (a)(c)                  3,700         359,085
                                                Choice Hotels International, Inc.                             3,400         105,604
                                                Churchill Downs, Inc.                                           800          30,800
                                                Cinemark Holdings, Inc.                                       3,700          38,332
                                                Continental Airlines, Inc., Class B (a)                      17,170         282,275
                                                Cosi, Inc. (a)(c)                                             5,500           3,464
                                                Cracker Barrel Old Country Store, Inc.                        3,315         114,036
                                                Delta Air Lines, Inc. (a)                                    89,225         799,456
                                                Denny's Corp. (a)                                            10,600          28,196
                                                Diamondhead Casino Corp. (a)                                  4,600           4,140
                                                DineEquity, Inc.                                              1,700          42,075
                                                Dollar Thrifty Automotive Group, Inc. (a)                     2,800          68,852
                                                Domino's Pizza, Inc. (a)                                      4,800          42,432
                                                Dover Downs Gaming & Entertainment, Inc.                      3,116          17,761
                                                Dover Motorsports, Inc.                                       3,300           4,950
                                                Einstein Noah Restaurant Group, Inc. (a)                      1,100          13,244
                                                Elixir Gaming Technologies, Inc. (a)                          3,300             924
                                                Empire Resorts, Inc. (a)                                      5,300          15,953
                                                ExpressJet Holdings, Inc. (a)                                   160             400
                                                FLO Corp. (a)                                                    65               1
                                                Famous Dave's of America, Inc. (a)                            2,500          14,625
                                                Flanigan's Enterprises, Inc. (a)                                200           1,110
                                                FortuNet, Inc.                                                2,100           3,927
                                                Full House Resorts, Inc. (a)                                  1,000           2,710
                                                Gaming Partners International Corp. (a)                       1,400           8,120
                                                Gaylord Entertainment Co. (a)                                 3,720          74,772
                                                Great Lakes Aviation Ltd. (a)                                   700             714
                                                Great Wolf Resorts, Inc. (a)                                  1,800           6,426

                                       66

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Hawaiian Holdings, Inc. (a)                                   5,102   $      42,143
                                                Hertz Global Holdings, Inc. (a)(c)                           20,300         219,849
                                                InnSuites Hospitality Trust                                     800             976
                                                International Speedway Corp., Class A                         3,200          88,224
                                                Interval Leisure Group, Inc. (a)                              3,860          48,173
                                                Isle of Capri Casinos, Inc. (a)                               2,900          34,191
                                                Jack in the Box, Inc. (a)                                     6,200         127,038
                                                JetBlue Airways Corp. (a)                                    32,175         192,407
                                                Krispy Kreme Doughnuts, Inc. (a)                              6,400          22,848
                                                Landry's Restaurants, Inc. (a)                                1,200          12,600
                                                Las Vegas Sands Corp. (a)(c)                                 50,300         847,052
                                                Life Time Fitness, Inc. (a)                                   4,100         115,005
                                                Live Nation, Inc. (a)                                         8,600          70,434
                                                Lodgian, Inc. (a)                                             1,100           1,826
                                                Luby's, Inc. (a)                                              1,700           7,140
                                                MGM Mirage (a)(c)                                            29,711         357,720
                                                MTR Gaming Group, Inc. (a)                                    2,100           6,426
                                                Marcus Corp.                                                  1,500          19,185
                                                McCormick & Schmick's Seafood Restaurants, Inc. (a)           1,700          12,648
                                                Mesa Air Group, Inc. (a)                                      2,000             514
                                                Monarch Casino & Resort, Inc. (a)                             1,900          20,444
                                                Morgans Hotel Group Co. (a)                                   3,800          20,596
                                                Multimedia Games, Inc. (a)                                    1,900           9,728
                                                O'Charleys, Inc.                                              2,105          19,724
                                                Orbitz Worldwide, Inc. (a)                                    4,800          29,664
                                                Orient Express Hotels Ltd., Class A                           7,500          86,325
                                                P.F. Chang's China Bistro, Inc. (a)                           3,295         111,931
                                                Panera Bread Co., Class A (a)                                 4,000         220,000
                                                Papa John's International, Inc. (a)                           2,900          71,253
                                                Peet's Coffee & Tea, Inc. (a)                                 1,800          50,814
                                                Penn National Gaming, Inc. (a)                                7,100         196,386
                                                Pinnacle Airlines Corp. (a)                                   3,100          20,770
                                                Pinnacle Entertainment, Inc. (a)                              6,600          67,254
                                                Premier Exhibitions, Inc. (a)                                 3,700           3,848
                                                Priceline.com, Inc. (a)                                       4,933         817,990
                                                Reading International, Inc., Class A (a)                      1,300           5,343
                                                Red Lion Hotels Corp. (a)                                       500           2,875
                                                Red Robin Gourmet Burgers, Inc. (a)                           1,900          38,798
                                                Regal Entertainment Group, Series A                           8,700         107,184
                                                Republic Airways Holdings, Inc. (a)                           3,800          35,454
                                                Rick's Cabaret International, Inc. (a)                          900           7,740
                                                Royal Caribbean Cruises Ltd. (c)                             16,700         402,136
                                                Ruby Tuesday, Inc. (a)                                        5,400          45,468
                                                Ruth's Hospitality Group, Inc. (a)                            3,400          14,348
                                                Scientific Games Corp., Class A (a)                           7,400         117,142
                                                Shuffle Master, Inc. (a)                                      7,343          69,171

                                       67

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY                                        COMMON STOCKS                                                SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                Silverleaf Resorts, Inc. (a)                                  6,600   $       8,778
                                                Six Flags, Inc. (a)                                          11,700           1,767
                                                SkyWest, Inc.                                                 6,000          99,480
                                                Sonesta International Hotels Corp., Class A                     200           2,500
                                                Sonic Corp. (a)                                               6,737          74,511
                                                Speedway Motorsports, Inc.                                    1,500          21,585
                                                The Steak n Shake Co. (a)                                     2,900          34,133
                                                Steiner Leisure Ltd. (a)                                      1,600          57,216
                                                Texas Roadhouse, Inc., Class A (a)                            5,700          60,534
                                                Town Sports International Holdings, Inc. (a)                    700           1,757
                                                TravelCenters of America LLC (a)                              3,460          19,341
                                                Travelzoo, Inc. (a)                                           1,100          15,543
                                                UAL Corp. (a)(c)                                             18,430         169,925
                                                US Airways Group, Inc. (a)                                   18,259          85,817
                                                VCG Holding Corp. (a)                                         2,600           5,720
                                                Vail Resorts, Inc. (a)                                        3,200         107,328
                                                Vanguard Airlines, Inc. (a)                                     200               -
                                                WMS Industries, Inc. (a)                                      5,500         245,080
                                                Wendy's                                                      45,600         215,688
                                                World Wrestling Entertainment, Inc.                           4,900          68,649
                                                Youbet.com, Inc. (a)                                          3,490           7,329
                                                                                                                    ----------------
                                                                                                                         10,367,644
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL COMMON STOCKS - 98.4%                                             270,044,029
------------------------------------------------------------------------------------------------------------------------------------
                                                WARRANTS (E)
------------------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.0%                       GreenHunter Energy, Inc. (expires 8/27/11) (f)                   30               -
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 0.0%                      Federal-Mogul Corp., Class A (expires 12/27/14)                 249              65
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%          Lantronix, Inc. (expires 2/09/11)                                 2               -
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL WARRANTS - 0.0%                                                            65
------------------------------------------------------------------------------------------------------------------------------------
                                                RIGHTS
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%          Ligand Pharmaceuticals Inc. (expires 12/31/11)                4,000               -
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL RIGHTS - 0.0%                                                               -
------------------------------------------------------------------------------------------------------------------------------------
                                                OTHER INTERESTS (G)
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.0%                                Eden Bioscience Liquidating Trust                               299             382
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 0.0%                   Soft Branos Inc.                                                114               -
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 0.0%                      PetroCorp, Inc. (Escrow Shares)                                 600               -
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%          Tripos, Inc. Liquidating Trust                                  700               -
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL OTHER INTERESTS - 0.0%                                                    382
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL LONG-TERM INVESTMENTS
                                                (COST - $275,903,226) - 98.4%                                           270,044,476
------------------------------------------------------------------------------------------------------------------------------------

                                       68

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                SHORT-TERM SECURITIES                                          SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                BlackRock Liquidity Funds, TempCash, 0.28% (d)(h)           3,828,863   $ 3,828,863
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              BENEFICIAL
                                                                                                               INTEREST
                                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                BlackRock Liquidity Series, LLC Money Market Series,
                                                0.29% (d)(h)(i)                                              $ 19,123    19,122,860
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL SHORT-TERM SECURITIES
                                                (COST - $22,951,723) - 8.4%                                              22,951,723
------------------------------------------------------------------------------------------------------------------------------------
                                                TOTAL INVESTMENTS
                                                (COST - $298,854,949*)  - 106.8%                                        292,996,199
                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%                          (18,749,841)
                                                                                                                    ----------------
                                                NET ASSETS - 100.0%                                                   $ 274,246,358
                                                                                                                    ================


          * The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
            Aggregate cost                                         $ 301,477,843
                                                                ================
            Gross unrealized appreciation                          $  43,714,289
            Gross unrealized depreciation                            (52,195,933)
                                                                ----------------
            Net unrealized depreciation                            $  (8,481,644)
                                                                ================
         (a)Non-income producing security.
         (b)All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
         (c)Security, or a portion of security, is on loan.
         (d)Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the
            Investment Company Act of 1940, were as follows:
            ------------------------------------------------------------------------------------------------------------------------
            AFFILIATE                                                      PURCHASE COST         SALE COST              INCOME
            ------------------------------------------------------------------------------------------------------------------------
            Anthracite Capital Inc.                                        $       1,370                 -                    -
            BlackRock, Inc.                                                $      98,520                 -           $    5,304
            BlackRock Liquidity Funds,TempCash                             $   3,828,863(1)              -           $   21,749
                BlackRock Liquidity Series, LLC Cash Sweep Series                      -        $6,982,379(2)        $    8,529
            BlackRock Liquidity Series, LLC Money Market Series            $  10,791,427(1)              -           $  122,080
            ------------------------------------------------------------------------------------------------------------------------
              (1)Represents net purchase cost.
              (2)Represents net sale cost.
         (e)Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing.
            The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
         (f)Restricted security as to resale, representing 0.0% of net assets, were as follows:
            ------------------------------------------------------------------------------------------------------------------------
            ISSUE                                        ACQUISITION DATE(S)                   COST                    VALUE
            ------------------------------------------------------------------------------------------------------------------------
            GreenHunter Energy, Inc.                       4/18/08-5/16/08                      $ -                     $ -
            ------------------------------------------------------------------------------------------------------------------------
         (g)Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
         (h)Represents the current yield as of report date.
         (i)Security was purchased with the cash proceeds from securities loans.

                                       69

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)                                   (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
          - For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

          - Financial futures contracts purchased as of September 30, 2009 were as follows:
            ------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
              CONTRACTS            ISSUE                   EXPIRATION DATE       FACE VALUE                   APPRECIATION
            ---------------------------------------------------------------------------------------------------------------
                15              Russell 200 Index            December 2009       $   893,056                      11,444
                41              S&P 400 MidCap Index         December 2009       $ 2,766,356                      59,364
            ---------------------------------------------------------------------------------------------------------------
              TOTAL                                                                                             $ 70,808
                                                                                                             ==============

                                       70


MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
-   Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

        - Level 1 - price quotations in active markets/exchanges for identical securities

        - Level 2 - other observable inputs (including, but not limited to:  quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

        - Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
          Series' own assumptions used in determining the fair value of investments)

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series'
    policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

          The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series' investments:
          ----------------------------------------------------------------------------
          VALUATION INPUTS                                          INVESTMENTS IN
                                                                      SECURITIES
          ----------------------------------------------------------------------------
                                                                        ASSETS
                                                                 ---------------------
          Level 1
             Long-Term Investments(1)                                $ 270,044,077
             Short-Term Securities                                       3,828,863
                                                                 ---------------------
          Total Level 1                                                273,872,940
                                                                 ---------------------
          Level 2
             Short-Term Securities                                      19,122,860
                                                                 ---------------------
          Level 3
             Long-Term Investments
             Chemicals                                                         382
             Financial Services                                                 16
             Pharmaceuticals & Biotechnology                                     1
                                                                 ---------------------
          Total Level 3                                                        399
                                                                 ---------------------
          TOTAL                                                      $ 292,996,199
                                                                 =====================

          (1) See above Schedule of Investments for values in each industry excluding the industries in Level 3 within the table.

                                       71

MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                VALUATION                                OTHER FINANCIAL
                 INPUTS                                   INSTRUMENTS(2)
    --------------------------------------------------------------------------
                                                              ASSETS
                                                         ---------------------
                 Level 1                                    $ 70,808
                 Level 2                                           -
                 Level 3                                           -
    --------------------------------------------------------------------------
                 TOTAL                                      $ 70,808
                                                         =====================
    (2) Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.



    The following is a reconciliation of investments for unobservable inputs
    (Level 3) were used in determining fair value:
    ---------------------------------------------------------------------------------------------------------------
                                                               INVESTMENTS IN SECURITIES
    ---------------------------------------------------------------------------------------------------------------
                                                                   FINANCIAL      PHARMACEUTICALS
                                                   CHEMICALS       SERVICES       & BIOTECHNOLOGY            TOTAL
    ---------------------------------------------------------------------------------------------------------------
          Balance, as of December 31, 2008                -                -                  -                  -
          Accrued discounts/premiums                      -                -                  -                  -
          Realized gain (loss)                            -                -                  -                  -
          Change in unrealized
             appreciation (depreciation)                  -                -                  -                  -
          Net purchases (sales)                           -                -                  -                  -
          Net transfers in/out of Level 3             $ 382             $ 16                $ 1              $ 399
    ---------------------------------------------------------------------------------------------------------------
          BALANCE, AS OF SEPTEMBER 30, 2009           $ 382             $ 16                $ 1              $ 399
                                                   ================================================================

                                       72



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    NOVEMBER 20, 2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 23, 2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    NOVEMBER 23, 2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.